UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09813
                                                     ---------

                                 UMB Scout Funds

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2006
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)


                                UMB | SCOUT FUNDS
                                      SEMI ANNUAL REPORT | DECEMBER 31, 2006

                         Stock Fund

                        Growth Fund

                       Mid Cap Fund

                     Small Cap Fund

                 International Fund                  [GRAPHIC]

                          Bond Fund

                Money Market Fund -
                  Federal Portfolio

                Money Market Fund -
                    Prime Portfolio

         Tax-Free Money Market Fund

                                   [GRAPHIC]

                                                     OPPORTUNITY BEYOND TOMORROW

                                   [GRAPHIC]

TABLE OF CONTENTS

  Economic and Market Commentary ...........................................   1
  Stock Fund ...............................................................   2
  Growth Fund ..............................................................   6
  Mid Cap Fund .............................................................  10
  Small Cap Fund ...........................................................  13
  International Fund .......................................................  16
  Bond Fund ................................................................  21
  Money Market Fund ........................................................  26
  Tax-Free Money Market Fund ...............................................  30
  Statements of Assets and Liabilities .....................................  34
  Statements of Operations .................................................  36
  Statements of Changes in Net Assets ......................................  38
  Financial Highlights .....................................................  42
  Notes to Financial Statements ............................................  46
  Shareholder Information ..................................................  55

SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.


--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

ECONOMIC AND MARKET COMMENTARY

As the calendar turned to 2007, investors reflected on six months of positive gains from the equity markets. Following the lows experienced in late June, the markets rallied to close the year with some indexes reaching all-time highs before the year-end.

During the second half of 2006, the Gross Domestic Product (GDP) continued to slow from its above-trend pace experienced in the previous year. The continued cooling of the housing market had many economists predicting consumer spending would slow during the latter half of the year. On the contrary, consumer spending held fairly strong and many corporations provided strong earnings announcements during the time period.

The Federal Open Market Committee shifted toward a neutral bias, leaving the target for the Federal Funds rate unchanged during the second half of 2006. With short-term interest rates unchanged, the yield on 10-year treasuries continued to fall, resulting in an inverted yield curve. Historically, the inverted yield curve has preceded an economic recession.

The Fed continues to focus on the threat of inflation, but appears to be placing future interest rate increases on hold. The Consumer Price Index (CPI) ended 2006 up 2.5 percent, an improvement over the 3.4 percent increase that took place during 2005.

In late October, we expanded the UMB Scout Funds family with the launch of the UMB Scout Mid Cap Fund. We are pleased to provide another investment option for your asset allocation mix. We also are pleased to welcome Patrick Dunkerley, CFA, and Derek Smashey, CFA, to our portfolio management team for the Fund.

I encourage you to read the shareholder letters provided throughout this report for additional information about how each Fund fared during the second half of 2006. Thank you for your continued support of the UMB Scout Funds.


/s/ William B. Greiner

William B. Greiner, CFA
CHIEF INVESTMENT OFFICER
SCOUT INVESTMENT ADVISORS, INC.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                              1

[GRAPHIC] STOCK FUND

OBJECTIVE:

THE UMB SCOUT STOCK FUND SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME BY INVESTING IN COMMON STOCKS OF COMPANIES THOUGHT TO BE UNDERVALUED AND HAVE THE POTENTIAL FOR CAPITAL APPRECIATION.

The second half of 2006 was dominated by oil prices, interest rates and the midterm elections. West Texas Intermediate crude oil peaked at more than $77 a barrel in July and steadily decreased as the year ended. In August, the Federal Open Market Committee (Fed) shifted to a hold position regarding its target for the Federal Funds rate, ending its tightening campaign. In addition, the midterm elections shifted the market's attention toward the Democratic agenda of greater fiscal responsibility and business oversight. These factors, along with others, drove the major market indexes to record highs during the latter part of 2006.

As for the Fund, it provided a total return (price change and reinvested dividends) of 7.43% for the six months and returns of 11.35%, 5.15% and 5.67% for the one-, five- and ten-year periods ended December 31, 2006. In comparison, the Fund's benchmark, the Lipper Large-Cap Core Fund Index, posted a return of 10.98% for the trailing six months and returns of 13.39%, 5.00% and 7.27% for the one-, five-and ten-year periods ended December 31, 2006. The market in general, as reflected by the S&P 500(R) Index, posted a 12.74% return for the six months and returns of 15.80%, 6.20% and 8.42% for the one-, five- and ten-year periods ended December 31, 2006. THE PERFORMANCE DATA QUOTED HERE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800.996.2862 OR VISIT UMBSCOUTFUNDS.COM.

During the past six months the Fund substantially pared its overweight position in the Financials sector to a slight underweight. The Fund sold long-term holding Cullen Frost (CFR) based on the view that an asset sensitive bank would not prosper during the end of a Federal Reserve tightening cycle. The Fund also sold other banks and financials reasoning that the credit cycle is peaking and the slowing housing market will be a major drag on income and balance sheets of financial companies and their customers.(1)

The Fund's move out of Financials was premature as these stocks enjoyed a major move up toward the end of 2006, and placed a drag on the Fund's relative performance. Conversely, the Fund's position in the Consumer Staples sector provided a positive contribution. The Fund's modest 1.98% average cash position and an overweight position in the Industrials sector provided a further drag on performance.

The Fund's holdings that provided the greatest positive contribution during the time period included: Merrill Lynch, American International Group, U.S. Bancorp, McDonald's and Microsoft. The Fund eliminated its holdings in Texas Instruments
(TXN) due to concerns over an inventory overhang. Conversely, the Fund purchased


--------------------------------------------------------------------------------
2                                              UMB SCOUT FUNDS SEMIANNUAL REPORT
positions in Stryker Corp (SYK) and Tyco International (TYC). Stryker has a diversified and growing medical "parts" business that we believe is attractive on a long-term basis. In our opinion, Tyco has a portfolio of stable businesses that are worth more as stand-alone entities than Tyco's present value, pending the breakup of the company. The Fund continues to upgrade its portfolio by adding quality companies with a catalyst for future appreciation over the long-term while also liquidating underperforming stocks.(1)

The Fund's energy holdings suffered as crude oil prices plummeted. The Fund maintained a neutral weighting compared to the S&P 500(R) Index in the Energy sector but the Fund's energy holdings are leveraged to oil prices. We have positioned this portion of the Fund in the event that production growth continues to decline or the geopolitical environment degrades in both the Middle East and in Venezuela. Our shareholders should benefit from the hedge that oil brings to the overall portfolio.

On behalf of the UMB Scout Stock Fund, thank you for your support of the Fund and the UMB Scout Funds family.

JAMES A. REED II, JD, CFA
SCOUT INVESTMENT ADVISORS, INC.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.


HYPOTHETICAL GROWTH OF $10,000 (UNAUDITED)
STOCK FUND (UMBSX)
AS OF DECEMBER 31, 2006

 [The following table was represented as a line chart in the printed material.]

                   Quarterly          $$         Quarterly       $$        Quarter Lipper      $$        Quarterly        $$
   Date           Stock Return    Stock Fund      S&P 500      S&P 500       LCC Return      Lipper     S&P CitiG V    S&P CGV
   ----           ------------    ----------      -------      -------       ----------      ------     -----------    -------
12/31/1996            4.827%        10,000         8.346%       10,000          6.609%       10,000        9.483%       10,000
 3/31/1997            0.177%        10,018         2.681%       10,268          0.830%       10,083        1.762%       10,176
 6/30/1997           10.765%        11,096        17.458%       12,061         16.799%       11,777       14.472%       11,649
 9/30/1997            7.747%        11,956         7.491%       12,964          7.681%       12,681        9.165%       12,717
12/31/1997            1.229%        12,103         2.871%       13,336          1.901%       12,922        2.217%       12,998
 3/31/1998            8.574%        13,140        13.949%       15,197         13.493%       14,666       11.554%       14,500
 6/30/1998           -2.545%        12,806         3.302%       15,698          4.004%       15,253        0.518%       14,575
 9/30/1998           -8.202%        11,756        -9.948%       14,137        -11.461%       13,505      -12.915%       12,693
12/31/1998           10.792%        13,024        21.296%       17,147         21.458%       16,403       17.435%       14,906
 3/31/1999           -1.485%        12,831         4.983%       18,002          4.335%       17,114        2.849%       15,331
 6/30/1999           13.696%        14,588         7.049%       19,271          5.533%       18,061       10.800%       16,986
 9/30/1999           -6.673%        13,615        -6.244%       18,067         -6.528%       16,882       -9.226%       15,419
12/31/1999            8.392%        14,757        14.880%       20,756         15.963%       19,577        8.972%       16,803
 3/31/2000            5.126%        15,514         2.294%       21,232          4.266%       20,412        0.234%       16,842
 6/30/2000           -3.443%        14,980        -2.657%       20,668         -2.279%       19,947       -4.295%       16,118
 9/30/2000            2.108%        15,295        -0.968%       20,468         -0.371%       19,873        8.814%       17,539
12/31/2000           -3.374%        14,779        -7.825%       18,866         -8.749%       18,134        1.627%       17,825
 3/31/2001           -8.650%        13,501       -11.855%       16,630        -12.463%       15,874       -6.527%       16,661
 6/30/2001            0.908%        13,623         5.852%       17,603          5.331%       16,720        4.406%       17,395
 9/30/2001           -9.567%        12,320       -14.677%       15,019        -14.291%       14,331      -16.204%       14,577
12/31/2001            9.653%        13,509        10.685%       16,624         10.298%       15,807        7.964%       15,737
 3/31/2002            1.452%        13,705         0.276%       16,670          0.066%       15,817        1.325%       15,946
 6/30/2002          -10.701%        12,239       -13.398%       14,437        -12.416%       13,853      -10.644%       14,249
 9/30/2002          -16.129%        10,265       -17.276%       11,942        -15.733%       11,674      -20.458%       11,334
12/31/2002            5.602%        10,840         8.438%       12,950          6.652%       12,450        9.900%       12,456
 3/31/2003           -2.822%        10,534        -3.150%       12,542         -3.108%       12,063       -5.508%       11,770
 6/30/2003           14.246%        12,035        15.388%       14,472         13.684%       13,714       18.838%       13,987
 9/30/2003            3.010%        12,397         2.653%       14,856          2.202%       14,016        2.541%       14,342
12/31/2003            8.451%        13,445        12.176%       16,665         10.862%       15,539       14.454%       16,415
 3/31/2004            1.280%        13,617         1.693%       16,947          1.002%       15,694        3.347%       16,965
 6/30/2004           -0.069%        13,607         1.721%       17,239          1.226%       15,887        0.796%       17,100
 9/30/2004           -2.676%        13,243        -1.867%       16,917         -2.373%       15,510        1.040%       17,278
12/31/2004            6.876%        14,154         9.230%       18,478          8.489%       16,826        9.931%       18,993
 3/31/2005           -0.066%        14,144        -2.148%       18,081         -2.260%       16,446       -2.429%       18,532
 6/30/2005            1.653%        14,378         1.369%       18,329          1.284%       16,657        2.584%       19,011
 9/30/2005            6.132%        15,260         3.605%       18,990          3.793%       17,289        3.441%       19,665
12/31/2005            2.170%        15,591         2.087%       19,386          2.888%       17,788        2.205%       20,099
 3/31/2006            4.866%        16,350         4.208%       20,202          4.189%       18,534        5.872%       21,279
 6/30/2006           -0.584%        16,254        -1.441%       19,911         -1.940%       18,174        0.612%       21,409
 9/30/2006            1.922%        16,567         5.666%       21,039          4.288%       18,953        5.275%       22,538
12/31/2006            4.797%        17,361         6.698%       22,448          6.417%       20,170        7.724%       24,279

10 - Year Avg Annual check            5.67%                       8.42%                        7.27%                      9.28%

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      PERFORMANCE RETURNS FOR THE UMB SCOUT STOCK FUND, S&P 500 (R) INDEX, LIPPER LARGE-CAP CORE FUNDS INDEX AND S&P 500 (R)/CITIGROUP VALUE INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

      ON DECEMBER 19, 2005, THE S&P DISCONTINUED THE S&P 500 (R) /BARRA VALUE INDEX. IT WAS REPLACED AT THAT TIME BY THE S&P 500 (R) /CITIGROUP VALUE INDEX. THE UMB SCOUT STOCK FUND FOLLOWED THIS CHANGE AS THE S&P 500
      (R)/BARRA VALUE INDEX BECAME UNAVAILABLE. HISTORIC RETURNS OF THE NEW INDEX HAVE BEEN RECALCULATED AND ARE SHOWN IN THE PRECEDING GRAPH.

      FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                              1

FUND DIVERSIFICATION (UNAUDITED)
UMB SCOUT STOCK FUND (UMBSX)

                                   [GRAPHIC]

Financials ................................................................. 18%
Information Technology ..................................................... 16%
Consumer Staples ........................................................... 12%
Health Care ................................................................ 11%
Consumer Discretionary ..................................................... 11%
Energy ..................................................................... 10%
Industrials ................................................................ 10%
Utilities ..................................................................  5%
Telecomm Services ..........................................................  4%
Materials ..................................................................  2%
Cash & Cash Equivalents ....................................................  1%

BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006.
SUBJECT TO CHANGE.


COMPARATIVE RATES OF RETURN (UNAUDITED)
UMB SCOUT STOCK FUND (UMBSX)
AS OF DECEMBER 31, 2006

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND ....................  11.35%     8.90%    5.15%      5.67%
Lipper Large-Cap Core Fund Index(1) .....  13.39%     9.08%    5.00%      7.27%
S&P 500(R) Index(1) .....................  15.80%    10.45%    6.20%      8.42%
S&P 500(R)/Citigroup Value Index(1,2) ...  20.80%    13.95%    9.06%      9.28%
--------------------------------------------------------------------------------

RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses and the Advisor's agreement to limit total Fund expenses were in effect for the periods shown, returns would have been lower.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE S&P 500(R) INDEX IS REPLACING THE S&P 500 (R)/CITIGROUP VALUE INDEX AS THE FUND'S BENCHMARK. THE ADVISOR BELIEVES THE COMPOSITION OF THE S&P 500
      (R) INDEX MAKES IT THE MOST MEANINGFUL COMPARISON INDEX GIVEN THE FUND'S INVESTMENT OBJECTIVE AND STRATEGY. THE S&P 500 (R)/CITIGROUP VALUE INDEX MAY BE EXCLUDED FROM THIS COMPARISON IN THE FUTURE. ON DECEMBER 16, 2005, S&P REPLACED THE S&P 500 (R)/BARRA VALUE INDEX WITH THE S&P 500 (R)/ CITIGROUP VALUE INDEX.


TOP TEN EQUITY HOLDINGS (UNAUDITED)
UMB SCOUT STOCK FUND (UMBSX)

                                                          MARKET        PERCENT
                                                      VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
Exxon Mobil Corp. ..................................     $ 3,525          3.2%
McDonald's Corp. ...................................       3,374          3.0%
Microsoft Corp. ....................................       3,285          2.9%
Duke Energy Corp. ..................................       3,228          2.9%
Procter & Gamble Co. ...............................       3,214          2.9%
Staples, Inc. ......................................       3,100          2.8%
General Electric Co. ...............................       3,014          2.7%
Altria Group, Inc. .................................       2,987          2.7%
American International Group, Inc. .................       2,960          2.7%
U.S. Bancorp .......................................       2,812          2.5%
--------------------------------------------------------------------------------
TOTAL ..............................................     $31,499         28.3%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.


HISTORICAL PER-SHARE RECORD (UNAUDITED)
UMB SCOUT STOCK FUND (UMBSX)

                                  INCOME &                         CUMULATIVE(2)
                      NET        SHORT-TERM        LONG-TERM         VALUE PER
                      ASSET         GAINS            GAINS          SHARE PLUS
                      VALUE      DISTRIBUTION     DISTRIBUTION     DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/02 ..........  $12.05         $0.12            $  --            $35.16
12/31/03 ..........   14.84          0.10               --             38.05
12/31/04 ..........   15.17          0.11             0.33             38.82
12/31/05 ..........   14.59          0.35             1.79             40.38
12/31/06 ..........   14.38          0.32             1.54             42.03
--------------------------------------------------------------------------------

(2)   DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.

      DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

      TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


--------------------------------------------------------------------------------
4                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

STOCK FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.0%
CONSUMER DISCRETIONARY -- 10.6%
      27,000  Best Buy Co. ....................................  $    1,328,130
       2,500  Idearc, Inc.* ...................................          71,625
      76,100  McDonald's Corp. ................................       3,373,513
     116,100  Staples, Inc. ...................................       3,099,870
      51,000  The TJX Companies, Inc. .........................       1,454,520
     112,000  Time Warner, Inc.(1) ............................       2,439,360
                                                                 --------------
                                                                     11,767,018
                                                                 ==============
CONSUMER STAPLES -- 12.3%
      34,800  Altria Group, Inc. ..............................       2,986,536
      40,000  The Estee Lauder Co., Inc. ......................       1,632,800
      40,000  General Mills, Inc. .............................       2,304,000
      47,000  Hormel Foods Corp. ..............................       1,754,980
      29,200  PepsiCo, Inc. ...................................       1,826,460
      50,000  Procter & Gamble Co. ............................       3,213,500
                                                                 --------------
                                                                     13,718,276
                                                                 ==============
ENERGY -- 9.6%
      16,600  Chevron Corp.(1) ................................       1,220,598
      22,400  ConocoPhillips ..................................       1,611,680
      46,000  Exxon Mobil Corp. ...............................       3,524,980
      33,000  Imperial Oil, Ltd. ..............................       1,215,390
      36,800  Occidental Petroleum Corp.(1) ...................       1,796,944
      20,000  Schlumberger, Ltd.(1) ...........................       1,263,200
                                                                 --------------
                                                                     10,632,792
                                                                 ==============
FINANCIALS -- 18.3%
      20,000  American Express Co. ............................       1,213,400
      41,300  American International Group, Inc. ..............       2,959,557
      50,500  Bank of America Corp. ...........................       2,696,195
      43,600  Chubb Corp. .....................................       2,306,876
      10,000  Franklin Resources, Inc. ........................       1,101,700
      37,100  Lincoln National Corp. ..........................       2,463,440
      25,600  Merrill Lynch & Co., Inc. .......................       2,383,360
      14,000  Morgan Stanley ..................................       1,140,020
      77,700  U.S. Bancorp ....................................       2,811,963
      38,000  Wells Fargo & Co. ...............................       1,351,280
                                                                 --------------
                                                                     20,427,791
                                                                 ==============
HEALTH CARE -- 11.5%
      45,000  Abbott Laboratories .............................       2,191,950
      29,000  Aetna, Inc. .....................................       1,252,220
      16,000  Amgen, Inc.* ....................................       1,092,960
      21,000  Eli Lilly & Company .............................       1,094,100
      22,400  Johnson & Johnson Co. ...........................       1,478,848
      23,700  Roche Holding AG ADR ............................       2,126,483
      56,000  Schering-Plough Corp. ...........................       1,323,840
      41,000  Stryker Corp. ...................................       2,259,510
                                                                 --------------
                                                                     12,819,911
                                                                 ==============
INDUSTRIALS -- 10.0%
      12,900  Boeing Co. ......................................       1,146,036
      55,800  Emerson Electric Co. ............................       2,460,222
      12,900  FedEx Corp. .....................................       1,401,198
      81,000  General Electric Co. ............................       3,014,010

--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)
      36,000  Raytheon Co. ....................................  $    1,900,800
      38,000  Tyco International Ltd. .........................       1,155,200
                                                                 --------------
                                                                     11,077,466
                                                                 ==============
INFORMATION TECHNOLOGY -- 16.2%
      43,000  Cisco Systems, Inc.* ............................       1,175,190
      86,000  Dell, Inc.* .....................................       2,157,740
      54,400  Harris Corp. ....................................       2,494,784
     120,000  Intel Corporation ...............................       2,430,000
      19,000  International Business Machines Corp. ...........       1,845,850
     110,000  Microsoft Corp. .................................       3,284,600
      63,000  Oracle Corp.* ...................................       1,079,820
      57,000  Qualcomm, Inc. ..................................       2,154,030
      82,100  Xerox Corp.* ....................................       1,391,595
                                                                 --------------
                                                                     18,013,609
                                                                 ==============
MATERIALS -- 2.2%
      60,000  Dow Chemical ....................................       2,396,400
                                                                 ==============
TELECOMMUNICATION SERVICES -- 3.6%
      35,100  ALLTEL Corp. ....................................       2,122,848
      50,000  Verizon Communications, Inc. ....................       1,862,000
                                                                 --------------
                                                                      3,984,848
                                                                 ==============
UTILITIES -- 4.7%
      23,700  Dominion Resources, Inc.(1) .....................       1,987,008
      97,200  Duke Energy Corp. ...............................       3,228,012
                                                                 --------------
                                                                      5,215,020
                                                                 ==============
TOTAL COMMON STOCKS
(COST $95,733,000) ............................................     110,053,131
                                                                 ==============
SHORT-TERM INVESTMENTS -- 1.1%
U.S. GOVERNMENT AGENCIES
              Federal Home Loan Bank
$  1,241,000    4.80%, 01/02/07 ...............................       1,240,835
                                                                 ==============
TOTAL SHORT-TERM INVESTMENTS
(COST $1,240,835) .............................................       1,240,835
                                                                 ==============
COLLATERAL INVESTMENT FOR SECURITIES ON LOAN -- 5.2%
(COST $5,841,842) .............................................       5,841,842
                                                                 ==============
TOTAL INVESTMENTS
(COST $102,815,677) -- 105.3% .................................     117,135,808

Liabilities less other assets -- (5.3)% .......................      (5,849,578)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $14.38 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  7,739,410 shares outstanding) ...............................  $  111,286,230
                                                                 ==============

      ADR -- AMERICAN DEPOSITARY RECEIPT
*     NON-INCOME PRODUCING SECURITY
(1)   SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                              5

[GRAPHIC] GROWTH FUND

OBJECTIVE:

THE UMB SCOUT GROWTH FUND* SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING IN COMMON STOCKS OF COMPANIES BELIEVED TO HAVE FAVORABLE GROWTH POTENTIAL AND FINANCIAL CHARACTERISTICS, COMBINED WITH AN ATTRACTIVE OR UNDERVALUED STOCK PRICE.

With the close of 2006, the UMB Scout Growth Fund completed its first full calendar year as a more growth-oriented mutual fund. Entering the second half of 2006, we anticipated U.S. economic growth would slow from the rapid pace experienced earlier in the year. With several elements (housing, higher interest rates, gasoline prices, etc.) placing a strain on the consumers' spending, we viewed the consumer would become less of a driver of overall economic growth. The consumers' pull back would be somewhat offset by the industrial side of the economy that has been gaining steam for the past few years. Following this outlook, the Fund was positioned versus its benchmark to take advantage of this change by overweighting the Industrials sector and underweighting the Consumer Discretionary sector.

Consumer spending maintained a better than expected pace through the end of the year and provided positive news for many companies within the Consumer Discretionary sector. These stronger than expected earnings announcements resulted in the Consumer Discretionary sector providing the second largest positive contribution for the index. Since the Fund maintained an underweight position, this sector provided a significant detraction from the Fund's relative performance to the benchmark. The Fund's overweight position in the Industrials sector also did not provide the anticipated positive contribution as the current cooling of the housing market impacted companies such as Caterpillar and Fastenal, which are exposed to residential construction.(1)

The Fund's holdings in the Financials sector provided the most benefit during the second half of 2006. With an uncertainty over the direction of interest rates and the slope of the yield curve, the Fund maintained a neutral position in the Financials sector. Therefore, the Fund's relative performance benefited from keen stock selection. We favored investment banking and asset management firms that appear less affected by the previously mentioned uncertainties and could still produce strong financial results. Examples such as Merrill Lynch and SEI Investments were strong performers for the Fund during the past six months.(1)

The Health Care sector provided the largest negative effect on the Fund's performance. Many large U.S. pharmaceutical companies are facing expiring patents and limited new drugs in their pipelines. In an effort to minimize this effect, the Fund focused on international pharmaceutical competitors who we believed would not face the same pressures. Unfortunately, these pressures eventually did impact the international competitors causing their stocks to fall in the same way the U.S. companies had earlier in the year.

* PRIOR TO APRIL 1, 2005, THE FUND WAS KNOWN AS THE UMB SCOUT STOCK SELECT FUND AND WAS MANAGED IN ACCORDANCE WITH A DIFFERENT INVESTMENT OBJECTIVE AND STRATEGY.


--------------------------------------------------------------------------------
6                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

Finally, there was a dramatic leadership shift in the market during the second half of the year as the largest market capitalization stocks significantly outperformed the broader market. This move to the mega-cap stocks was most pronounced in the Energy sector. With oil prices dropping from near $75 per barrel to just over $60 by year-end, it was not surprising to see energy stocks decline. The Fund's positions in Valero and Noble dropped sharply. However, Exxon Mobil, the largest company in the Sector, was able to advance during this period.(1)

In closing, the management team for the UMB Scout Growth Fund thanks you for your continued support of the UMB Scout Funds.

WILLIAM B. GREINER, CFA
SCOUT INVESTMENT ADVISORS, INC.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.


HYPOTHETICAL GROWTH OF $10,000 (UNAUDITED)
UMB SCOUT GROWTH FUND (UMBOX)
AS OF DECEMBER 31, 2006

[The following table was represented as a line chart in the printed material.]

                Growth       S&P 500      Lipper Large Cap     S&P 500 Citigroup
                 Fund         Index         Growth Index         Growth Index
                 ----         -----         ------------         ------------
 5/31/1999       9,850        9,736             9,669               10,000
 6/30/1999      10,080       10,276            10,341               10,000
 9/30/1999       9,460        9,635             9,917               10,000
12/31/1999      10,176       11,068            12,449               10,000
 3/31/2000      10,076       11,322            13,461               10,000
 6/30/2000       9,703       11,021            12,478               10,000
 9/30/2000       9,672       10,915            12,270               10,000
12/31/2000       9,343       10,061             9,999                8,391
 3/31/2001       8,620        8,868             7,794                6,940
 6/30/2001       8,753        9,387             8,318                7,532
 9/30/2001       7,781        8,009             6,665                6,094
12/31/2001       8,658        8,865             7,613                7,039
 3/31/2002       8,782        8,889             7,420                6,753
 6/30/2002       7,825        7,698             6,246                5,503
 9/30/2002       6,631        6,368             5,245                4,648
12/31/2002       6,941        6,906             5,473                5,061
 3/31/2003       6,723        6,688             5,388                4,995
 6/30/2003       7,741        7,718             6,116                5,700
 9/30/2003       7,980        7,922             6,311                5,855
12/31/2003       8,675        8,887             6,948                6,431
 3/31/2004       8,748        9,037             7,033                6,490
 6/30/2004       8,754        9,193             7,099                6,604
 9/30/2004       8,472        9,021             6,788                6,352
12/31/2004       9,035        9,854             7,466                6,879
 3/31/2005       8,670        9,642             7,124                6,636
 6/30/2005       8,633        9,774             7,371                6,714
 9/30/2005       8,790       10,126             7,750                6,871
12/31/2005       8,818       10,337             8,032                6,958
 3/31/2006       9,268       10,772             8,218                7,140
 6/30/2006       8,962       10,617             7,797                6,893
 9/30/2006       9,109       11,219             7,941                9,104
12/31/2006       9,393       11,970             8,411                9,618

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      PERFORMANCE RETURNS FOR THE UMB SCOUT GROWTH FUND, S&P 500 (R) INDEX, LIPPER LARGE-CAP GROWTH FUNDS INDEX AND S&P 500 (R)/CITIGROUP GROWTH INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

      ON DECEMBER 19, 2005, THE S&P DISCONTINUED THE S&P 500 (R)/BARRA GROWTH INDEX. IT WAS REPLACED AT THAT TIME BY THE S&P 500 (R)/CITIGROUP GROWTH INDEX. THE UMB SCOUT GROWTH FUND FOLLOWED THIS CHANGE AS THE S&P 500
      (R)/BARRA GROWTH INDEX BECAME UNAVAILABLE. HISTORIC RETURNS OF THE NEW INDEX HAVE BEEN RECALCULATED AND ARE SHOWN IN THE PRECEDING GRAPH.

      FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                              7

FUND DIVERSIFICATION (UNAUDITED)
UMB SCOUT GROWTH FUND (UMBOX)

                                   [GRAPHIC]

Information Technology ....................................................  23%
Health Care ...............................................................  16%
Energy ....................................................................  13%
Financials ................................................................  11%
Industrials ...............................................................  11%
Consumer Staples ..........................................................  11%
Consumer Discretionary ....................................................  11%
Materials .................................................................   3%
Cash & Cash Equivalents ...................................................   1%

BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006.
SUBJECT TO CHANGE.


COMPARATIVE RATES OF RETURN (UNAUDITED)
UMB SCOUT GROWTH FUND (UMBOX)
AS OF DECEMBER 31, 2006

                                                                         SINCE
                                           1 YEAR   3 YEARS  5 YEARS   INCEPTION
--------------------------------------------------------------------------------
UMB SCOUT GROWTH FUND ...................   6.52%     2.69%    1.64%     -0.82%
Lipper Large-Cap Growth Fund Index(1) ...   4.72%     6.57%    2.01%     -2.24%
S&P 500(R) Index(1) .....................  15.80%    10.45%    6.20%      2.39%
S&P 500(R)/Citigroup Growth Index(1) ....  11.01%     7.01%    3.31%     -0.51%
--------------------------------------------------------------------------------

INCEPTION - MAY 17, 1999.

RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses and the Advisor's agreement to limit total Fund expenses were in effect for the periods shown, returns would have been higher.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRIOR TO APRIL 1, 2005, THE FUND WAS KNOWN AS THE UMB SCOUT STOCK SELECT FUND AND WAS MANAGED IN ACCORDANCE WITH A DIFFERENT INVESTMENT OBJECTIVE AND STRATEGY.

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


TOP TEN EQUITY HOLDINGS (UNAUDITED)
UMB SCOUT GROWTH FUND (UMBOX)

                                                          MARKET        PERCENT
                                                      VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
Exxon Mobil Corp. ..................................      $1,073          4.5%
Microsoft Corp. ....................................       1,057          4.4%
PepsiCo, Inc. ......................................       1,035          4.4%
Archer-Daniels-Midland Co. .........................         997          4.2%
ConocoPhillips .....................................         928          3.9%
Cisco Systems, Inc. ................................         906          3.8%
General Electric Co. ...............................         897          3.8%
Amgen, Inc. ........................................         888          3.7%
Autodesk, Inc. .....................................         850          3.6%
Stryker Corp. ......................................         810          3.4%
--------------------------------------------------------------------------------
TOTAL ..............................................      $9,441         39.7%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.


HISTORICAL PER-SHARE RECORD (UNAUDITED)
UMB SCOUT GROWTH FUND (UMBOX)

                                  INCOME &                         CUMULATIVE(2)
                      NET        SHORT-TERM        LONG-TERM         VALUE PER
                      ASSET         GAINS            GAINS          SHARE PLUS
                      VALUE      DISTRIBUTION     DISTRIBUTION     DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/02 ..........   $6.71         $0.05               --             $7.00
12/31/03 ..........    8.34          0.04               --              8.67
12/31/04 ..........    8.65          0.04               --              9.02
12/31/05 ..........    8.42          0.02               --              8.81
12/31/06 ..........    8.94          0.03               --              9.36
--------------------------------------------------------------------------------

(2) DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS. DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

      TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


--------------------------------------------------------------------------------
8                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

GROWTH FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.4%
CONSUMER DISCRETIONARY -- 10.2%
      10,100  Best Buy Co. ....................................  $      496,819
      11,600  Carnival Corp. ..................................         568,980
      12,200  Coach, Inc.* ....................................         524,112
      12,200  Garmin Ltd.(1) ..................................         679,052
       3,600  J.C. Penney Co., Inc. ...........................         278,496
                                                                 --------------
                                                                      2,547,459
                                                                 ==============
CONSUMER STAPLES -- 10.7%
      31,200  Archer-Daniels-Midland Co. ......................         997,152
      15,300  Estee Lauder Co., Inc. ..........................         624,546
      16,550  PepsiCo, Inc. ...................................       1,035,203
                                                                 --------------
                                                                      2,656,901
                                                                 ==============
ENERGY -- 12.4%
      12,900  ConocoPhillips ..................................         928,155
      14,000  Exxon Mobil Corp. ...............................       1,072,820
       6,500  Marathon Oil Corp. ..............................         601,250
       7,800  Schlumberger Ltd.(1) ............................         492,648
                                                                 --------------
                                                                      3,094,873
                                                                 ==============
FINANCIALS -- 10.9%
       7,300  American Express Co. ............................         442,891
       6,300  American International Group, Inc. ..............         451,458
       3,000  Goldman Sachs Group, Inc. .......................         598,050
       6,500  Merrill Lynch & Co., Inc. .......................         605,150
      10,500  Toronto-Dominion Bank ...........................         628,635
                                                                 --------------
                                                                      2,726,184
                                                                 ==============
HEALTH CARE -- 15.4%
      13,000  Amgen, Inc.* ....................................         888,030
       9,100  Covance, Inc.*(1) ...............................         536,081
       8,000  Genentech, Inc.*(1) .............................         649,040
       7,700  GlaxoSmithKline PLC(1) ..........................         406,252
      23,000  Schering-Plough Corp. ...........................         543,720
      14,700  Stryker Corp. ...................................         810,117
                                                                 --------------
                                                                      3,833,240
                                                                 ==============
INDUSTRIALS -- 10.7%
       9,600  Caterpillar, Inc. ...............................         588,768
       9,200  Danaher Corp. ...................................         666,448
      14,500  Fastenal Co.(1) .................................         520,260
      24,100  General Electric Co. ............................         896,761
                                                                 --------------
                                                                      2,672,237
                                                                 ==============
INFORMATION TECHNOLOGY -- 22.2%
      15,200  Adobe Systems, Inc.* ............................         625,024
      21,000  Autodesk, Inc.* .................................         849,660
      33,150  Cisco Systems, Inc.* ............................         905,990
         600  Google, Inc.* ...................................         276,288
      27,800  Intel Corp. .....................................         562,950
      35,400  Microsoft Corp. .................................       1,057,043
      31,400  Oracle Corp.* ...................................         538,196
      19,400  Qualcomm, Inc. ..................................         733,126
                                                                 --------------
                                                                      5,548,277
                                                                 ==============
MATERIALS -- 2.9%
      12,000  Praxair, Inc. ...................................         711,960
                                                                 ==============
TOTAL COMMON STOCKS
(COST $22,380,035) -- 95.4%                                          23,791,131
                                                                 ==============
COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
(COST $2,875,579) -- 11.5%                                            2,875,579
                                                                 ==============
TOTAL INVESTMENTS
(COST $25,255,614) -- 106.9%                                         26,666,710

Liabilities less other assets -- (6.9)%                              (1,716,343)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $8.94 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  2,790,491 shares outstanding)                                  $   24,950,367
                                                                 ==============

      ADR -- AMERICAN DEPOSITARY RECEIPT
      PLC -- PUBLIC LIMITED COMPANY
*     NON-INCOME PRODUCING SECURITY
(1)   SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                              9

[GRAPHIC] MID CAP FUND

OBJECTIVE:

THE UMB SCOUT MID CAP FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING IN COMMON STOCKS OF COMPANIES CLASSIFIED AS MID-CAPITALIZATION LOCATED ANYWHERE IN THE UNITED STATES.

The UMB Scout Mid Cap Fund was launched on October 31, 2006, so please be aware that this report encompasses only two months of results. The Fund seeks long-term growth of capital by following a disciplined investment process that combines the power and flexibility of top-down macroeconomic analysis and bottom-up fundamental research.

The Fund was launched during a period of market strength, and had difficulty becoming fully invested at the start due to the strong rise in the equity markets, along with domestic political uncertainty caused by the forthcoming U.S. mid-term election. Also, some of our favorite stocks were bought out prior to the launch of the Fund, while others had appreciated beyond our estimate of a reasonable purchasing range. These events had the effect of reducing the number of stocks that were available for purchase at the time of launch. As we go to press the Fund is nearly fully invested as we have researched and added several new securities to the portfolio.

At year-end, the Fund maintained an overweight position in the Energy, Materials, and Financials sectors, with significant underweight positions in the Consumer Staples, Health Care, Industrials, Telecomm Services, and Utilities sectors. The Fund's exposure in the Consumer Discretionary and Information Technology sectors is modestly below the benchmark.(1)

Macroeconomic indicators continue to provide positive signals for the Advisor. A soft economic landing is increasingly likely to occur in the U.S. with economic growth continuing overseas in key export markets. Inflation has been generally low, which we view as a positive factor for equities. With emerging markets continuing to show economic strength, the Advisor is still positive on oil and selected commodity stocks, as well as companies that benefit from higher crop prices due to grain shortages. In addition, the Advisor also believes the affluent consumer will continue to spend unless tax increases are legislated.

On behalf of the management team, thank you for your support of this Fund and the UMB Scout Funds family. We look forward to serving you in the future.

PATRICK DUNKERLEY, CFA
SCOUT INVESTMENT ADVISORS, INC.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.


--------------------------------------------------------------------------------
10                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

TOP TEN EQUITY HOLDINGS (UNAUDITED)
UMB SCOUT MID CAP FUND (UMBMX)

                                                          MARKET        PERCENT
                                                      VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
Nexen, Inc. ........................................      $  930          6.1%
Coldwater Creek, Inc. ..............................         588          3.8%
Assurant, Inc. .....................................         497          3.3%
Hess Corp. .........................................         496          3.2%
Celanese Corp. .....................................         492          3.2%
Cullen/Frost Bankers, Inc. .........................         463          3.0%
Harris Corp. .......................................         459          3.0%
Ambac Financial Group, Inc. ........................         445          2.9%
Ameriprise Financial, Inc. .........................         431          2.8%
Pulte Homes, Inc. ..................................         414          2.7%
--------------------------------------------------------------------------------
TOTAL ..............................................      $5,215         34.0%
--------------------------------------------------------------------------------

AS OF DECEMBER 31, 2006, STATEMENT OF ASSETS. SUBJECT TO CHANGE.


FUND DIVERSIFICATION (UNAUDITED)
UMB SCOUT MID CAP FUND (UMBMX)

                                   [GRAPHIC]

Financials ................................................................  21%
Consumer Discretionary ....................................................  18%
Energy ....................................................................  14%
Materials .................................................................  11%
Industrials ..............................................................   10%
Information Technology ...................................................    9%
Miscellaneous ............................................................    7%
Utilities ................................................................    6%
Health Care ..............................................................    2%
Consumer Staples .........................................................    1%
Cash & Cash Equivalents ..................................................    1%

BASED ON TOTAL INVESTMENTS AS OF DECEMBER 31, 2006.
SUBJECT TO CHANGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             11

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

MID CAP FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.7%
CONSUMER DISCRETIONARY -- 17.9%
       3,600  BorgWarner, Inc. ................................  $      212,472
       6,000  Brunswick Corp. .................................         191,400
      24,000  Coldwater Creek, Inc.* ..........................         588,480
       1,100  Garmin Ltd. .....................................          61,226
       5,500  Morningstar, Inc.* ..............................         247,775
       4,300  Nordstrom, Inc. .................................         212,162
      12,500  Pulte Homes, Inc. ...............................         414,000
       1,500  Station Casinos, Inc. ...........................         122,505
      11,000  The TJX Companies, Inc. .........................         313,720
       4,500  Tween Brands, Inc.* .............................         179,685
                                                                 --------------
                                                                      2,543,425
                                                                 ==============
CONSUMER STAPLES -- 0.9%
       2,300  UST, Inc. .......................................         133,860
                                                                 ==============
ENERGY -- 13.9%
       2,000  Diamond Offshore Drilling, Inc. .................         159,880
      10,000  Hess Corp. ......................................         495,700
       2,000  Newfield Exploration Co.* .......................          91,900
      16,900  Nexen, Inc. .....................................         929,500
       4,000  Noble Corp. .....................................         304,600
                                                                 --------------
                                                                      1,981,580
                                                                 ==============
FINANCIALS -- 21.0%
       5,000  AMBAC Financial Group, Inc. .....................         445,350
       7,900  Ameriprise Financial, Inc. ......................         430,550
       3,700  AON Corp. .......................................         130,758
       4,400  Arch Capital Group Ltd.* ........................         297,484
       9,000  Assurant, Inc. ..................................         497,250
       8,300  Cullen/Frost Bankers, Inc. ......................         463,306
       7,200  First American Corp. ............................         292,896
       8,000  Senior Housing Properties Trust .................         195,840
       5,000  The PMI Group, Inc. .............................         235,850
                                                                 --------------
                                                                      2,989,284
                                                                 ==============
HEALTH CARE -- 1.8%
       2,000  Covance, Inc.* ..................................         117,820
       2,900  Henry Schein, Inc.* .............................         142,042
                                                                 --------------
                                                                        259,862
                                                                 ==============
INDUSTRIALS -- 9.5%
       3,700  AGCO Corp.* .....................................         114,478
         600  CSX Corp. .......................................          20,658
       4,100  Deere & Co. .....................................         389,787
       3,500  Fastenal Co. ....................................         125,580
       3,900  General Cable Corp.* ............................         170,469
       3,000  Harsco Corp. ....................................         228,300
       3,000  Terex Corp. .....................................         193,740
       3,000  Trinity Industries, Inc. ........................         105,600
                                                                 --------------
                                                                      1,348,612
                                                                 ==============

--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 8.5%
      17,000  Cypress Semiconductor Corp.* ....................  $      286,790
       4,000  Formfactor, Inc.* ...............................         149,000
      10,000  Harris Corp. ....................................         458,600
       1,300  Research in Motion Ltd.* ........................         166,114
       7,700  Western Digital Corp.* ..........................         157,542
                                                                 --------------
                                                                      1,218,046
                                                                 ==============
MATERIALS -- 10.4%
      19,000  Celanese Corp. ..................................         491,720
       3,000  Cleveland-Cliffs, Inc. ..........................         145,320
       4,700  Goldcorp, Inc. ..................................         133,668
       4,300  Newmont Mining Corp. ............................         194,145
       9,800  Pan American Silver Corp.* ......................         246,666
       1,500  Potash Corporation of Saskatchewan, Inc. ........         215,220
       5,000  Silver Wheaton Corp.* ...........................          52,400
                                                                 --------------
                                                                      1,479,139
                                                                 ==============
MISCELLANEOUS -- 6.9%
       3,200  iShares Russell Midcap ..........................         319,488
       3,900  iShares S&P Midcap 400 ..........................         312,780
       4,500  Vanguard Index Fund REIT ETF ....................         346,500
                                                                 --------------
                                                                        978,768
                                                                 ==============
UTILITIES -- 5.9%
       9,000  Aqua America, Inc. ..............................         205,020
       3,000  Energen Corp. ...................................         140,820
       2,200  National Fuel Gas Co. ...........................          84,788
       7,000  Vectren Corp. ...................................         197,960
       4,600  Wisconsin Energy Corp. ..........................         218,316
                                                                 --------------
                                                                        846,904
                                                                 ==============
TOTAL COMMON STOCKS
(COST $13,465,892) ............................................      13,779,480
                                                                 ==============
SHORT-TERM INVESTMENTS -- 10.8%
U.S. GOVERNMENT AGENCIES
              Federal Home Loan Bank
$  1,543,000    4.80%, 01/02/07 ...............................       1,542,794
                                                                 ==============
TOTAL SHORT-TERM INVESTMENTS
(COST $1,542,794) .............................................       1,542,794
                                                                 ==============
TOTAL INVESTMENTS
(COST $15,008,686) -- 107.5% ..................................      15,322,274

Liabilities less other assets -- (7.5)% .......................      (1,070,719)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $10.19 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  1,398,118 shares outstanding) ...............................  $   14,251,555
                                                                 ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* NON-INCOME PRODUCING SECURITY


--------------------------------------------------------------------------------
12                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

[GRAPHIC] SMALL CAP FUND

OBJECTIVE:

THE UMB SCOUT SMALL CAP FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING IN SMALLER COMPANIES LOCATED ANYWHERE IN THE UNITED STATES.

The second half of 2006 proved to be a challenge for the UMB Scout Small Cap Fund. Leading into the final six months of the year, economic indicators showed a correction on the horizon. One commonly followed pattern, the Presidential Cycle, predicted a strong correction sometime during the early fall. Taking into account the considerable degree of correlation between this historical pattern and the behavior of the stock market, as well as the uncertainty about the strength in the economy, the Fund was positioned with a defensive posture. Contrary to the Advisor's belief, the correction did not materialize and the Fund's defensive posture placed a drag on relative performance. In addition, the Fund entered the six-month period with an underweight position in the Consumer Discretionary sector. Believing the consumer would be impacted by less equity being extracted from homes, as well as from a slowing economy, we determined this sector would underperform. In contrast, the consumer defied our expectations and continued to spend as witnessed by numerous companies in this sector with strong earnings announcements.

The Fund continues to maintain an overweight position in the Information Technology, Health Care and Industrials sectors. The Fund's holdings in these sectors generate significant cash surpluses that will benefit them during a slowing economy.

Buyouts continued to provide a positive boost to the Fund's overall performance. The Fund held two companies that were acquired during the time period. Filenet, a company that creates enterprise content management software, was acquired by IBM. Metrologic, a company that creates imaging and scanning solutions, was taken private by its senior management and a private equity backer. With more than $750 billion at the disposal of private equity firms, buyouts are poised to continue to have a significant impact on the public equity market.(1)

Overall, we remain optimistic. As the year closed, the money supply was growing at its highest rate in several years. Stock valuations remained attractive relative to interest rates. However, investors appear to be overly optimistic, which could temper future gains. Due to the limited focus of this Fund, the UMB Scout Small Cap Fund is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks.

On behalf of the management team for the UMB Scout Small Cap Fund, thank you for your continued support.

ADRIANNE VALKAR
JASON VOTRUBA, CFA
SCOUT INVESTMENT ADVISORS, INC.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.


HYPOTHETICAL GROWTH OF $10,000 (UNAUDITED)
UMB SCOUT SMALL CAP FUND (UMBHX)
AS OF DECEMBER 31, 2006

[The following table was represented as a line chart in the printed material.]

                               Quarterly             $$           Quarterly           $$       Quarter Lipper        $$
       Date                 Small Cap Return     Small Cap     Russell Return      Russell     Small Cap Core      Lipper
       ----                 ----------------     ---------     --------------      -------     --------------      ------
    12/31/1996                    3.862%           10,000           5.212%          10,000          3.478%         10,000
    3/31/1997                     0.575%           10,058          -5.171%           9,483         -5.467%          9,453
    6/30/1997                     9.661%           11,029          16.210%          11,020         16.954%         11,056
    9/30/1997                    12.400%           12,397          14.883%          12,660         16.762%         12,909
    12/31/1997                   -0.763%           12,302          -3.349%          12,236         -5.314%         12,223
    3/31/1998                     6.644%           13,120          10.059%          13,467         10.885%         13,554
    6/30/1998                    -3.815%           12,619          -4.662%          12,839         -4.622%         12,927
    9/30/1998                   -13.605%           10,902         -20.146%          10,253        -21.998%         10,084
    12/31/1998                    8.685%           11,849          16.309%          11,925         16.813%         11,779
    3/31/1999                    -6.310%           11,101          -5.425%          11,278         -8.443%         10,784
    6/30/1999                    18.214%           13,123          15.552%          13,032         15.260%         12,430
    9/30/1999                    -7.024%           12,202          -6.323%          12,208         -4.267%         11,900
    12/31/1999                   -1.663%           11,999          18.445%          14,459         18.955%         14,155
    3/31/2000                     2.229%           12,266           7.084%          15,484         10.316%         15,616
    6/30/2000                    -2.176%           11,999          -3.780%          14,898         -1.599%         15,366
    9/30/2000                    12.525%           13,502           1.106%          15,063          2.812%         15,798
    12/31/2000                    8.257%           14,617          -6.908%          14,023         -4.184%         15,137
    3/31/2001                     1.639%           14,857          -6.505%          13,111         -7.604%         13,986
    6/30/2001                     8.045%           16,052          14.288%          14,984         15.362%         16,134
    9/30/2001                    -7.600%           14,832         -20.789%          11,869        -17.491%         13,312
    12/31/2001                    9.754%           16,279          21.086%          14,371         21.809%         16,216
    3/31/2002                     3.122%           16,787           3.984%          14,944          3.566%         16,794
    6/30/2002                    -3.733%           16,160          -8.352%          13,696         -8.674%         15,337
    9/30/2002                   -14.736%           13,779         -21.400%          10,765        -19.283%         12,380
    12/31/2002                    4.364%           14,380           6.158%          11,428          5.794%         13,097
    3/31/2003                     2.424%           14,729          -4.492%          10,915         -5.161%         12,421
    6/30/2003                    12.037%           16,502          23.425%          13,471         20.556%         14,974
    9/30/2003                     4.224%           17,199           9.078%          14,694          7.303%         16,068
    12/31/2003                   15.523%           19,868          14.522%          16,828         14.850%         18,454
    3/31/2004                     5.144%           20,890           6.261%          17,882          6.102%         19,580
    6/30/2004                    10.304%           23,043           0.472%          17,966          1.562%         19,886
    9/30/2004                    -4.234%           22,067          -2.857%          17,453         -1.428%         19,602
    12/31/2004                   12.302%           24,782          14.093%          19,912         11.437%         21,844
    3/31/2005                    -0.910%           24,557          -5.400%          18,837         -3.133%         21,159
    6/30/2005                     0.721%           24,734           4.318%          19,650          3.067%         21,808
    9/30/2005                     4.232%           25,780           4.691%          20,572          5.965%         23,109
    12/31/2005                    1.513%           26,170           1.135%          20,806          1.667%         23,494
    3/31/2006                    12.429%           29,423          13.939%          23,706         11.617%         26,224
    6/30/2006                    -2.357%           28,730          -5.024%          22,515         -4.763%         24,975
    9/30/2006                    -1.034%           28,433           0.440%          22,614         -1.025%         24,719
    12/31/2006                    3.154%           29,329           8.903%          24,627          8.069%         26,713

10 - Year Avg Annual check                          11.36%                            9.44%                         10.32%

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      PERFORMANCE RETURNS FOR THE UMB SCOUT SMALL CAP FUND, RUSSELL 2000 (R) INDEX AND LIPPER SMALL-CAP CORE FUNDS INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

      FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             13

FUND DIVERSIFICATION (UNAUDITED)
UMB SCOUT SMALL CAP FUND (UMBHX)

                                   [GRAPHIC]

Information Technology ....................................................  34%
Industrials ...............................................................  19%
Health Care ...............................................................  16%
Energy ....................................................................   8%
Consumer Discretionary ....................................................   5%
Miscellaneous .............................................................   5%
Consumer Staples ..........................................................   4%
Financials ................................................................   3%
Materials .................................................................   2%
Cash & Cash Equivalents ...................................................   4%

BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.


COMPARATIVE RATES OF RETURN (UNAUDITED)
UMB SCOUT SMALL CAP FUND (UMBHX)
AS OF DECEMBER 31, 2006

                                          1 YEAR    3 YEARS    5 YEARS  10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND ................  12.07%    13.86%    12.50%    11.36%
Russell 2000(R) Index(1) ................  18.37%    13.56%    11.39%     9.44%
Lipper Small-Cap Core Funds Index(1) ....  13.70%    13.12%    10.50%    10.32%
--------------------------------------------------------------------------------

RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses were in effect for the periods shown, returns would have been lower.

A REDEMPTION FEE OF 2% WILL BE IMPOSED ON REDEMPTIONS OR EXCHANGES MADE WITHIN TWO MONTHS OF PURCHASE OF SHARES IN THE UMB SCOUT SMALL CAP FUND. PLEASE SEE THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FEE AND WHICH ACCOUNTS IT APPLIES TO.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRIOR TO JULY 2, 2001, THE FUND WAS KNOWN AS THE UMB SCOUT REGIONAL FUND AND WAS MANAGED IN ACCORDANCE WITH A DIFFERENT INVESTMENT OBJECTIVE AND STRATEGY.

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


TOP TEN EQUITY HOLDINGS (UNAUDITED)
UMB SCOUT SMALL CAP FUND (UMBHX)

                                                          MARKET        PERCENT
                                                      VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
Palomar Medical Technologies, Inc.                      $ 29,135          4.5%
MICROS Systems, Inc.                                      22,925          3.5%
Synaptics, Inc.                                           22,564          3.5%
NETGEAR, Inc.                                             19,031          2.9%
Comtech Telecommunications Corp.                          18,083          2.8%
Macrovision Corp.                                         17,239          2.7%
Portfolio Recovery Associates, Inc.                       16,342          2.5%
FTI Consulting, Inc.                                      16,037          2.5%
Genesis Healthcare Corp.                                  15,822          2.4%
Ralcorp Holdings, Inc.                                    15,776          2.4%
--------------------------------------------------------------------------------
TOTAL                                                   $192,954         29.7%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.


HISTORICAL PER-SHARE RECORD (UNAUDITED)
UMB SCOUT SMALL CAP FUND (UMBHX)

                                  INCOME &                         CUMULATIVE(2)
                      NET        SHORT-TERM        LONG-TERM         VALUE PER
                      ASSET         GAINS            GAINS          SHARE PLUS
                      VALUE      DISTRIBUTION     DISTRIBUTION     DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/02 ..........  $ 9.49        $ 0.03           $ 0.11            $19.96
12/31/03 ..........   12.83            --             0.28             23.58
12/31/04 ..........   15.39          0.09             0.51             26.74
12/31/05 ..........   15.85          0.17             0.24             27.61
12/31/06 ..........   16.83          0.52             0.42             29.53
--------------------------------------------------------------------------------

(2)   DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.

      DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

      TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


--------------------------------------------------------------------------------
14                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

SMALL CAP FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- 93.5%
CONSUMER DISCRETIONARY -- 5.0%
     525,000  LKQ Corp.* ......................................  $   12,069,750
     150,000  Movado Group, Inc. ..............................       4,350,000
     150,000  Oakley, Inc. ....................................       3,009,000
     200,000  RARE Hospitality International, Inc.* ...........       6,586,000
     355,000  Universal Electronics, Inc.* ....................       7,462,100
                                                                 --------------
                                                                     33,476,850
                                                                 ==============
CONSUMER STAPLES -- 3.5%
     325,000  Casey's General Stores, Inc. ....................       7,653,750
     310,000  Ralcorp Holdings, Inc.* .........................      15,775,900
                                                                 --------------
                                                                     23,429,650
                                                                 ==============
ENERGY -- 8.1%
     200,000  Atwood Oceanics, Inc.* ..........................       9,794,000
     385,000  Dril-Quip, Inc.* ................................      15,076,600
     275,000  Hornbeck Offshore Services, Inc.* ...............       9,817,500
     175,000  St. Mary Land & Exploration* ....................       6,447,000
     300,000  Swift Energy Co.* ...............................      13,443,000
                                                                 --------------
                                                                     54,578,100
                                                                 ==============
FINANCIALS -- 2.4%
     350,000  Portfolio Recovery Associates, Inc.* ............      16,341,500
                                                                 ==============
HEALTH CARE -- 15.7%
     300,000  Arrow International, Inc. .......................      10,614,000
     300,000  DJO, Inc.* ......................................      12,846,000
     335,000  Genesis Healthcare Corp.* .......................      15,822,050
     350,000  Integra LifeSciences Holdings Corp.* ............      14,906,500
     300,000  inVentiv Health, Inc.* ..........................      10,605,000
     298,000  Mediware Information Systems, Inc.* .............       2,491,280
     575,000  Palomar Medical Technologies, Inc.* .............      29,135,250
     200,000  Varian, Inc.* ...................................       8,958,000
                                                                 --------------
                                                                    105,378,080
                                                                 ==============
INDUSTRIALS -- 18.5%
     250,000  Baldor Electric Co. .............................       8,355,000
     170,000  Belden CDT, Inc. ................................       6,645,300
     215,000  CLARCOR, Inc. ...................................       7,269,150
     200,000  Curtiss-Wright Corp. ............................       7,416,000
     108,400  DRS Technologies, Inc. ..........................       5,710,512
     135,000  Franklin Electric Co., Inc. .....................       6,937,650
     575,000  FTI Consulting, Inc.* ...........................      16,036,750
     250,000  Gardner Denver, Inc.* ...........................       9,327,500
     170,000  Genlyte Group, Inc.* ............................      13,278,700
     470,000  Hub Group, Inc.* ................................      12,948,500
     550,000  Korn/Ferry International* .......................      12,628,000
     268,800  Layne Christensen Co.* ..........................       8,824,704
     225,000  Teledyne Technologies, Inc.* ....................       9,029,250
                                                                 --------------
                                                                    124,407,016
                                                                 ==============

--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 33.6%
     120,000  Anixter International, Inc.* ....................  $    6,516,000
     175,000  CommScope, Inc.* ................................       5,334,000
     475,000  Comtech Telecommunications Corp.* ...............      18,083,250
     150,000  Digital River, Inc.* ............................       8,368,500
     575,000  FEI Co.* ........................................      15,162,750
     375,000  FLIR Systems, Inc.* .............................      11,936,250
     825,000  Interwoven, Inc.* ...............................      12,102,750
     400,000  j2 Global Communications, Inc.* .................      10,900,000
     610,000  Macrovision Corp.* ..............................      17,238,600
     435,000  MICROS Systems, Inc.* ...........................      22,924,500
     725,000  NETGEAR, Inc.* ..................................      19,031,250
     400,000  Polycom, Inc.* ..................................      12,364,000
     350,000  SPSS, Inc.* .....................................      10,524,500
     380,000  Standard Microsystems Corp.* ....................      10,632,400
     320,000  Supertex, Inc.* .................................      12,560,000
     760,000  Synaptics, Inc.* ................................      22,564,400
     275,000  THQ, Inc.* ......................................       8,943,000
                                                                 --------------
                                                                    225,186,150
                                                                 ==============
MATERIALS -- 1.8%
     166,000  Albemarle Corp. .................................      11,918,800
                                                                 ==============
MISCELLANEOUS -- 4.9%
     160,000  iShares Dow Jones US Home Construction Index Fund       6,793,600
     125,000  iShares Russell 2000 Growth Index Fund ..........       9,831,250
     125,000  iShares Russell 2000 Value Index Fund ...........      10,002,500
     160,000  SPDR S&P Retail ETF .............................       6,497,600
                                                                 --------------
                                                                     33,124,950
                                                                 ==============
TOTAL COMMON STOCKS
(COST $565,178,749) -- 93.5%                                        627,841,096
                                                                 ==============
SHORT-TERM INVESTMENTS -- 3.3%
U.S. GOVERNMENT AGENCIES
              Federal Home Loan Bank
$ 22,019,000    4.80%, 01/02/07                                      22,016,064
                                                                 ==============
TOTAL SHORT-TERM INVESTMENTS
(COST $22,016,064) -- 3.3%                                           22,016,064
                                                                 ==============
TOTAL INVESTMENTS
(COST $587,194,813) -- 96.8%                                        649,857,160

Other Assets less Liabilities -- 3.2%                                21,460,772
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $16.83 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  39,882,153 shares outstanding)                                 $  671,317,932
                                                                 ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* NON-INCOME PRODUCING SECURITY


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             15

[GRAPHIC] INTERNATIONAL FUND

OBJECTIVE:

THE UMB SCOUT INTERNATIONAL FUND SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME BY INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF ESTABLISHED COMPANIES EITHER LOCATED OUTSIDE THE UNITED STATES, OR WHOSE PRINCIPAL BUSINESS IS CARRIED ON OUTSIDE THE UNITED STATES.

The second half of 2006 got off to a good start for the international markets, as evidenced by the Fund's benchmark, MSCI EAFE Index, advancing 4.0% in the third quarter. When it became apparent the U.S. Federal Reserve was likely finished with its prolonged tightening cycle, the markets made a strong move with the Index advancing another 10.4% in the fourth quarter of 2006. For the second half of the year, the Index advanced 14.7%. Against this backdrop, the UMB Scout International Fund advanced 14.3% -- slightly lagging the MSCI EAFE benchmark. The Fund ended December 29, 2006 at $32.66 per share. The Fund's one-, five- and ten-year total returns as of December 31, 2006 were 21.51%, 13.94% and 11.16% versus the MSCI EAFE Index's returns of 26.34%, 14.98% and 7.71% for the same time periods. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800.996.2862 OR VISIT UMBSCOUTFUNDS.COM.

Regarding country holdings, positions in Japan, Ireland, Canada, Finland and Greece provided a positive contribution to the Fund's relative performance over the previous six months. In the case of Japan, the Fund's underweight position provided positive contributions as Japan, in general, lagged the benchmark by more than ten percentage points although the Japanese stocks held within the Fund were down 14% or more during the period. The other four countries mentioned -- Ireland, Canada, Finland and Greece -- outperformed the benchmark and provided A significant boost to the Fund's return. Countries placing a drag on relative performance included France and Australia, which were underweight positions yet the countries provided strong returns.

A bright spot, the Fund's holdings in the Materials and Financial sectors advanced 26% and 20%, respectively, during the second half of 2006. These holdings significantly outperformed the benchmark and provided a positive contribution to the Fund's relative performance. The primary drag on relative performance, however, was the 9% average cash position that earned around 2.5% vs. 14.7% for the index during the period. The Fund's underweight position in Consumer Discretionary also placed a drag on performance, as the sector provided strong returns.

Since the last report, the Fund added eight new companies to the portfolio - Deutsche Post (Germany/mail, parcel and logistics, operating under the DHL brand), MOL Hungarian Oil and Gas (Hungary/integrated petroleum), Novo-Nordisk (Denmark/ diabetes pharmaceuticals), Sage Group (UK/accounting software), Shinsegae Co. Ltd. (South Korea/discount retail), British American Tobacco (UK/cigarettes), UBS AG (Switzerland/investment bank), United Overseas Bank (Singapore/commercial bank).(1)

In the same time period, the Fund eliminated the following six positions - HSBC (UK/financial services), Kubota (Japan/machinery), Meitec (Japan/engineering services), Rio Tinto (UK/mining), Seven & I Holdings (Japan/retailing) and Smith & Nephew (UK/medical devices).(1)


--------------------------------------------------------------------------------
16                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

Please keep in mind that foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risk.

Thank you for your continued support of the UMB Scout International Fund and the UMB Scout Funds family.

JAMES L. MOFFETT, CFA
SCOUT INVESTMENT ADVISORS, INC.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.


HYPOTHETICAL GROWTH OF $10,000 (UNAUDITED)
UMB SCOUT INTERNATIONAL FUND (UMBWX)
AS OF DECEMBER 31, 2006

[The following table was represented as a line chart in the printed material.]

                   Quarterly             $$           Quarterly          $$
   Date        WorldWide Return      WorldWide       MSCI Return        MSCI
   ----        ----------------      ---------       -----------        ----
12/31/1996            7.223%           10,000           1.591%         10,000
3/31/1997             2.654%           10,265          -1.566%          9,843
6/30/1997            12.656%           11,565          12.977%         11,121
9/30/1997             5.250%           12,172          -0.704%         11,042
12/31/1997           -2.767%           11,835          -7.831%         10,178
3/31/1998            14.045%           13,497          14.710%         11,675
6/30/1998             3.026%           13,906           1.062%         11,799
9/30/1998           -13.212%           12,068         -14.214%         10,122
12/31/1998           15.681%           13,961          20.661%         12,213
3/31/1999             2.856%           14,360           1.391%         12,383
6/30/1999             7.392%           15,421           2.541%         12,698
9/30/1999             2.502%           15,807           4.389%         13,255
12/31/1999           16.079%           18,348          16.985%         15,506
3/31/2000             1.599%           18,642          -0.105%         15,490
6/30/2000            -1.230%           18,413          -3.962%         14,876
9/30/2000            -5.198%           17,455          -8.066%         13,676
12/31/2000           -3.470%           16,850          -2.683%         13,309
3/31/2001            -9.510%           15,247         -13.708%         11,485
6/30/2001             2.747%           15,666          -1.045%         11,365
9/30/2001           -12.921%           13,642         -14.000%          9,774
12/31/2001            9.923%           14,996           6.974%         10,455
3/31/2002            -0.321%           14,947           0.508%         10,509
6/30/2002            -4.080%           14,338          -2.120%         10,286
9/30/2002           -17.604%           11,814         -19.734%          8,256
12/31/2002            6.812%           12,618           6.453%          8,789
3/31/2003            -4.108%           12,100          -8.214%          8,067
6/30/2003            15.073%           13,924          19.269%          9,621
9/30/2003             5.738%           14,723           8.128%         10,403
12/31/2003           14.075%           16,795          17.079%         12,180
3/31/2004             4.519%           17,554           4.339%         12,709
6/30/2004            -0.210%           17,517           0.220%         12,736
9/30/2004            -0.328%           17,460          -0.278%         12,701
12/31/2004           13.527%           19,821          15.320%         14,647
3/31/2005             1.660%           20,150          -0.166%         14,623
6/30/2005             1.345%           20,421          -1.007%         14,475
9/30/2005            12.662%           23,007          10.376%         15,977
12/31/2005            3.025%           23,703           4.082%         16,629
3/31/2006             7.926%           25,582           9.396%         18,192
6/30/2006            -1.522%           25,193           0.700%         18,319
9/30/2006             3.356%           26,038           3.927%         19,039
12/31/2006           10.617%           28,802          10.353%         21,010

10 - Year Avg Annual check              11.16%                           7.71%

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      PERFORMANCE RETURNS FOR THE UMB SCOUT INTERNATIONAL FUND AND MSCI EAFE INDEX-U.S. DOLLARS ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

      FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.


COUNTRY DIVERSIFICATION (UNAUDITED)
UMB SCOUT INTERNATIONAL FUND (UMBWX) AS OF DECEMBER 31, 2006

[The following table was represented as a bar chart in the printed material.]

                                       Total $             % Total
             Australia               112,570,938             3.9%
             Austria                  54,867,070             1.9%
             Belgium                  26,583,201             0.9%
             Brazil                  100,876,172             3.5%
             Canada                  121,488,027             4.2%
             Chile                    27,107,222             0.9%
             Denmark                  18,398,600             0.6%
             Finland                  44,839,417             1.6%
             France                   51,576,252             1.8%
             Germany                 253,205,634             8.9%
             Greece                   82,295,844             2.9%
             Hong Kong                27,382,315             1.0%
             Hungary                  42,549,297             1.5%
             Ireland                  81,522,848             2.9%
             Israel                   34,688,730             1.2%
             Italy                    70,697,938             2.5%
             Japan                   441,943,595            15.4%
             Nether                   87,504,057             3.1%
             Singapore                25,275,000             0.9%
             South Korea              77,396,184             2.7%
             Spain                   113,233,139             4.0%
             Sweden                  104,814,907             3.8%
             Switzerland             303,870,067            10.5%
             Taiwan                   40,964,383             1.4%
             UK                      482,019,291            16.9%
             USA                      32,393,200             1.1%

BASED ON TOTAL INVESTMENTS AS OF DECEMBER 31, 2006.
SUBJECT TO CHANGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             17

COMPARATIVE RATES OF RETURN (UNAUDITED)
UMB SCOUT INTERNATIONAL FUND (UMBWX)
AS OF DECEMBER 31, 2006

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT INTERNATIONAL FUND ............  21.51%    19.70%    13.94%    11.16%
MSCI EAFE Index-U.S. Dollars (net)(1) ...  26.34%    19.93%    14.98%     7.71%
Lipper International Funds Index(1) .....  25.89%    19.98%    15.14%     8.77%
--------------------------------------------------------------------------------

RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses were in effect for the periods shown, returns would have been lower.

A REDEMPTION FEE OF 2% WILL BE IMPOSED ON REDEMPTIONS OR EXCHANGES MADE WITHIN TWO MONTHS OF PURCHASE OF SHARES IN THE UMB SCOUT INTERNATIONAL FUND. PLEASE SEE THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FEE AND WHICH ACCOUNTS IT APPLIES TO.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


TOP TEN EQUITY HOLDINGS (UNAUDITED)
UMB SCOUT INTERNATIONAL FUND (UMBWX)

                                                          MARKET        PERCENT
                                                      VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
Canon, Inc. ........................................    $ 66,957          2.2%
ABB Ltd. ...........................................      56,873          1.9%
Allianz AG .........................................      55,257          1.8%
Aegon N.V. .........................................      47,300          1.6%
Imperial Chemical Industries, PLC ..................      46,876          1.6%
Tesco, PLC .........................................      46,762          1.6%
Scottish Power, PLC ................................      46,547          1.5%
Mettler-Toledo International, Inc. .................      46,182          1.5%
Ericsson LM ........................................      46,168          1.5%
Sampo Oyj ..........................................      44,839          1.5%
--------------------------------------------------------------------------------
TOTAL ..............................................    $503,761         16.7%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.


HISTORICAL PER-SHARE RECORD (UNAUDITED)
UMB SCOUT INTERNATIONAL FUND (UMBWX)

                                  INCOME &                         CUMULATIVE(2)
                      NET        SHORT-TERM        LONG-TERM         VALUE PER
                      ASSET         GAINS            GAINS          SHARE PLUS
                      VALUE      DISTRIBUTION     DISTRIBUTION     DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/02 ..........  $15.58         $0.14            $  --            $18.89
12/31/03 ..........   20.58          0.14               --             24.03
12/31/04 ..........   24.10          0.17               --             27.72
12/31/05 ..........   28.26          0.23             0.30             32.41
12/31/06 ..........   32.66          0.33             1.30             38.44
--------------------------------------------------------------------------------

(2)   DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.

      DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

      TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


FUND DIVERSIFICATION (UNAUDITED)
UMB SCOUT INTERNATIONAL FUND (UMBWX)

                                   [GRAPHIC]

Financials ................................................................  17%
Consumer Staples ..........................................................  14%
Health Care ...............................................................  14%
Information Technology ....................................................  12%
Industrials ...............................................................   9%
Energy ....................................................................   7%
Materials .................................................................   7%
Consumer Discretionary ....................................................   6%
Telecomm Services .........................................................   6%
Utilities .................................................................   2%
Cash & Cash Equivalents ...................................................   6%

BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.


--------------------------------------------------------------------------------
18                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

INTERNATIONAL FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (ADR'S) -- 94.7%
AUSTRALIA -- 3.7%
     385,000  Australia and New Zealand Banking Group Ltd.(1)..  $   42,950,600
     746,876  BHP Billiton Ltd.(1) ............................      29,688,321
     775,000  CSL Ltd.(2) .....................................      39,932,017
                                                                 --------------
                                                                    112,570,938
                                                                 ==============
AUSTRIA -- 1.8%
   1,103,480  Erste Bank der oesterreichischen
                Sparkassen A.G.(1) ............................      42,270,898
     222,213  OMV A.G.(2) .....................................      12,596,172
                                                                 --------------
                                                                     54,867,070
                                                                 ==============
BELGIUM -- 0.9%
     173,500  Solvay S.A.(2) ..................................      26,583,201
                                                                 ==============
BRAZIL -- 3.3%
     802,180  Companhia de Bebidas das Americas S.A.(1) .......      39,146,384
     721,600  Empresa Brasileira de Aeronautica S.A.(1) .......      29,895,888
     309,097  Petroleo Brasileiro S.A.(1) .....................      31,833,900
                                                                 --------------
                                                                    100,876,172
                                                                 ==============
CANADA -- 4.0%
     687,150  Imperial Oil Ltd.(1) ............................      25,307,735
     208,400  Potash Corp. of Saskatchewan, Inc.(1) ...........      29,901,232
     649,900  Royal Bank of Canada ............................      30,967,735
     589,800  Toronto-Dominion Bank ...........................      35,311,326
                                                                 --------------
                                                                    121,488,028
                                                                 ==============
CHILE -- 0.9%
     199,950  Sociedad Quimica Y Minera de Chile S.A.(1) ......      27,107,222
                                                                 ==============
DENMARK -- 0.6%
     220,000  Novo-Nordisk A.S.(1) ............................      18,398,600
                                                                 ==============
FINLAND -- 1.5%
   1,676,835  Sampo Oyj(2) ....................................      44,839,417
                                                                 ==============
FRANCE -- 1.7%
     456,200  Sanofi-Aventis(1) ...............................      21,062,754
     424,270  Total S.A.(1) ...................................      30,513,498
                                                                 --------------
                                                                     51,576,252
                                                                 ==============
GERMANY -- 8.4%
     789,600  Adidas-Salomn A.G.(1) ...........................      19,694,440
   2,706,000  Allianz A.G.(1) .................................      55,256,519
     221,800  Bayer A.G.(1) ...................................      11,835,248
     800,000  Deutsche Post A.G.(2) ...........................      24,156,118
     783,200  Fresenius Medical Care A.G.(1) ..................      34,797,576
     264,700  Henkel KGaA Pfd. ................................      38,953,676
     660,890  SAP A.G.(1) .....................................      35,093,259
     339,105  Siemens A.G.(1) .................................      33,418,798
                                                                 --------------
                                                                    253,205,634
                                                                 ==============
GREECE -- 2.7%
     987,100  Coca-Cola Hellenic Bottling Co. S.A.(2) .........      38,526,055
   1,481,920  Cosmote Mobile Telecommunications S.A.(2) .......      43,769,789
                                                                 --------------
                                                                     82,295,844
                                                                 ==============
HONG KONG -- 0.9%
   3,738,200  CLP Holdings Ltd. ...............................      27,382,315
                                                                 ==============
HUNGARY -- 1.4%
   1,035,900  Magyar Tavkozlesi Rt. ...........................      28,953,405
     120,000  MOL Hungarian Oil and Gas Nyrt.(1) ..............      13,595,892
                                                                 --------------
                                                                     42,549,297
                                                                 ==============
IRELAND -- 2.7%
   2,055,500  Anglo Irish Bank Corp. PLC(1) ...................      42,419,148
     479,800  Ryanair Holdings PLC*(1) ........................      39,103,700
                                                                 --------------
                                                                     81,522,848
                                                                 ==============
ISRAEL -- 1.1%
   1,116,111  Teva Pharmaceutical Industries Ltd.(1) ..........      34,688,730
                                                                 ==============
ITALY -- 2.3%
   1,347,700  Luxottica Group S.p.A.(1) .......................      41,333,959
   1,128,148  Saipem S.p.A.(2) ................................      29,363,979
                                                                 --------------
                                                                     70,697,938
                                                                 ==============
JAPAN -- 14.6%
   1,894,580  Asahi Breweries Ltd.(2) .........................      30,289,748
   1,183,200  Canon, Inc. .....................................      66,957,288
     312,100  Fanuc Ltd.(2) ...................................      30,697,931
     770,800  Honda Motor Co., Ltd.(1) ........................      30,477,432
     732,900  Ito EN Ltd.(2) ..................................      22,388,956
   1,289,200  Kao Corp.(2) ....................................      34,730,662
     312,232  Komatsu Ltd.(1) .................................      25,312,929
      48,000  Meitec Corp. ....................................       1,454,240
   1,659,400  Nidec Corp.(1) ..................................      32,159,172

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             19

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

INTERNATIONAL FUND (CONTINUED)

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
JAPAN -- 14.6% (CONTINUED)
   1,910,500  NTT DoCoMo, Inc. ................................  $   30,319,635
     611,200  Takeda Pharmaceutical Co., Ltd.(2) ..............      41,907,633
   1,000,000  Terumo Corp.(2) .................................      39,276,573
     236,200  Toyota Motor Corp.(1) ...........................      31,724,022
     286,059  Yamada Denki Co., Inc.(2) .......................      24,247,374
                                                                 --------------
                                                                    441,943,595
                                                                 ==============
NETHERLANDS -- 2.9%
   2,496,057  Aegon N.V.~ .....................................      47,300,280
     287,900  Akzo Nobel N.V.~ ................................      17,524,473
     920,800  ASML Holding N.V.*(1) ...........................      22,679,304
                                                                 --------------
                                                                     87,504,057
                                                                 ==============
SINGAPORE -- 0.8%
   1,000,000  United Overseas Bank Ltd. .......................      25,275,000
                                                                 ==============
SOUTH KOREA -- 2.6%
     121,300  Samsung Electronics Co., Ltd.(1,3) ..............      39,976,829
      60,000  Shinsegae Co., Ltd.(2) ..........................      37,419,355
                                                                 --------------
                                                                     77,396,184
                                                                 ==============
SPAIN -- 3.7%
   1,600,000  Banco Bilbao Vizcaya Argentaria S.A.(1) .........      38,496,000
     695,400  Industria De Diseno Textil(2) ...................      37,419,929
     585,368  Telefonica S.A.(1) ..............................      37,317,210
                                                                 --------------
                                                                    113,233,139
                                                                 ==============
SWEDEN -- 3.5%
   2,672,880  Sandvik A.B.(1) .................................      38,864,744
     397,800  Svenska Cellulosa A.B.(2) .......................      20,782,332
   1,122,740  Telefonaktiebolaget LM Ericsson(1) ..............      45,167,831
                                                                 --------------
                                                                    104,814,907
                                                                 ==============
SWITZERLAND -- 10.1%
   3,163,100  ABB Ltd.(1) .....................................      56,872,538
     585,700  Mettler-Toledo International, Inc.* .............      46,182,445
     367,700  Nestle S.A.~ ....................................      32,660,953
     106,600  Nobel Biocare Holding A.G.(2) ...................      31,459,531
     577,426  Novartis A.G.~ ..................................      33,167,349
     359,600  Roche Holding A.G.~ .............................      32,265,110
     291,568  Synthes, Inc.(2) ................................      34,705,358
     605,947  UBS A.G.~ .......................................      36,556,783
                                                                 --------------
                                                                    303,870,067
                                                                 ==============
TAIWAN -- 1.4%
   3,747,885  Taiwan Semiconductor Manufacturing Co., Ltd.(1)..      40,964,383
                                                                 ==============

--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM -- 16.1%
     561,600  BG Group PLC(1) .................................  $   38,435,904
     459,400  BP PLC(1) .......................................      30,825,740
     596,400  British American Tobacco PLC(1) .................      33,792,024
     771,372  Cadbury Schweppes PLC(1) ........................      33,115,000
     559,820  GlaxoSmithKline PLC(1) ..........................      29,536,103
   1,323,050  Imperial Chemical Industries PLC ................      46,875,661
     700,000  Reckitt Benckiser PLC(2) ........................      31,972,603
     841,762  Royal Bank of Scotland Group PLC(2) .............      32,830,365
   7,125,000  Sage Group PLC(2) ...............................      37,786,204
     796,632  Scottish Power PLC(1) ...........................      46,547,208
     702,700  Shire Pharmaceuticals Group PLC .................      43,398,752
   1,946,400  Tesco PLC .......................................      46,762,259
   1,085,006  Vodafone Group PLC(1) ...........................      30,141,467
                                                                 --------------
                                                                    482,019,290
                                                                 ==============
UNITED STATES -- 1.1%
     704,200  AFLAC, Inc.(1) ..................................      32,393,200
                                                                 ==============
TOTAL COMMON STOCKS (ADR'S)
(COST $2,059,068,326) -- 94.7%                                    2,860,063,328
                                                                 ==============
SHORT-TERM INVESTMENTS -- 5.2%
U.S. GOVERNMENT AGENCIES
              Federal Home Loan Bank
$158,406,000    4.80%, 01/02/07 ...............................     158,384,879
                                                                 ==============
TOTAL SHORT-TERM INVESTMENTS
(COST $158,384,879) -- 5.2% ...................................     158,384,879
                                                                 ==============
COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
(COST $438,641,426) -- 14.5% ..................................     438,641,426
                                                                 ==============
TOTAL INVESTMENTS
(COST $2,656,094,631) -- 114.4% ...............................   3,457,089,633

Liabilities less other assets -- (14.4)% ......................    (436,385,927)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $32.66 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  92,483,987 shares outstanding)                                 $3,020,703,706
                                                                 ==============

      ADR -- AMERICAN DEPOSITARY RECEIPT
      PLC -- PUBLIC LIMITED COMPANY
*     NON-INCOME PRODUCING SECURITY
(1)   SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.
(2)   NON ADR
(3)   144A RESTRICTED SECURITY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
20                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

[GRAPHIC] BOND FUND

OBJECTIVE:

THE UMB SCOUT BOND FUND SEEKS MAXIMUM CURRENT INCOME CONSISTENT WITH QUALITY AND MATURITY STANDARDS BY INVESTING IN A DIVERSIFIED PORTFOLIO OF FIXED-INCOME OBLIGATIONS.

The calendar year 2006 closed with a prolonged "holding pattern" as the Federal Open Market Committee (Fed) held its target for the Federal Funds rate at 5.25% and allowed time for the prolonged tightening campaign to take full effect on the economy.

The Fed's pause inspired a strong rally in the bond markets, as participants drove rates lower, expecting the next phase of activity to be an easing campaign. By year-end, the broad markets had generated returns in excess of 4%, virtually all of which came during the second half of the calendar year.

For the calendar year, long-term interest rates rose by nearly 40 basis points. The overall increase in rates caused the UMB Scout Bond Fund to lag its broad Lipper peer group. A majority of the lag was a result of the Fund's longer duration posture.

Sector returns were tightly dispersed with very little difference between most investment grade assets. The one exception was 30-year mortgage-backed assets, which enjoyed handsome, incremental returns relative to the broad intermediate-duration asset classes. The Fund's underweight position in this area contributed to the lag in relative performance to the peer group, but this sector tends to have duration volatility that is higher than the Fund's tolerance level.

We intend to maintain a high-quality bias and a longer duration posture, as our indicators show interest rates are likely headed lower over the next full market cycle. Also, the Fund seeks to maintain its current sector allocation (with overweighting in mortgage assets) until the current phase shows signs of cessation.

Thank you for your continued support of the UMB Scout Funds.

J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.

HYPOTHETICAL GROWTH OF $10,000 (UNAUDITED)
UMB SCOUT BOND FUND (UMBBX)
AS OF DECEMBER 31, 2006

[The following table was represented as a line chart in the printed material.]

                           Quarterly          $$         Quarterly         $$
       Date               Bond Return        Bond        LB Return         LB
       ----               -----------        ----        ---------         --
    12/31/1996               2.165%         10,000         2.448%        10,000
    3/31/1997               -0.238%          9,976        -0.114%         9,989
    6/30/1997                2.742%         10,250         2.946%        10,283
    9/30/1997                2.533%         10,509         2.702%        10,561
    12/31/1997               2.052%         10,725         2.141%        10,787
    3/31/1998                1.377%         10,873         1.558%        10,955
    6/30/1998                1.750%         11,063         1.884%        11,161
    9/30/1998                3.730%         11,476         4.490%        11,662
    12/31/1998               0.131%         11,491         0.295%        11,697
    3/31/1999               -0.076%         11,482        -0.190%        11,675
    6/30/1999               -0.630%         11,410        -0.396%        11,628
    9/30/1999                0.773%         11,498         0.921%        11,735
    12/31/1999               0.130%         11,513         0.054%        11,742
    3/31/2000                1.106%         11,640         1.503%        11,918
    6/30/2000                1.491%         11,814         1.692%        12,120
    9/30/2000                2.738%         12,137         2.879%        12,469
    12/31/2000               3.645%         12,579         3.697%        12,930
    3/31/2001                2.981%         12,954         3.388%        13,368
    6/30/2001                0.259%         12,988         0.672%        13,458
    9/30/2001                4.751%         13,605         4.602%        14,077
    12/31/2001              -0.076%         13,595         0.082%        14,089
    3/31/2002               -0.010%         13,593        -0.222%        14,057
    6/30/2002                3.916%         14,126         3.556%        14,557
    9/30/2002                4.503%         14,762         4.530%        15,217
    12/31/2002               1.200%         14,939         1.694%        15,474
    3/31/2003                0.892%         15,072         1.507%        15,708
    6/30/2003                1.965%         15,368         2.720%        16,135
    9/30/2003               -0.533%         15,286        -0.020%        16,132
    12/31/2003              -0.160%         15,262         0.059%        16,141
    3/31/2004                2.236%         15,603         2.475%        16,541
    6/30/2004               -2.485%         15,215        -2.524%        16,123
    9/30/2004                2.444%         15,587         2.710%        16,560
    12/31/2004               0.271%         15,630         0.439%        16,633
    3/31/2005               -0.777%         15,508        -0.870%        16,488
    6/30/2005                2.119%         15,837         2.482%        16,897
    9/30/2005               -0.609%         15,740        -0.521%        16,809
    12/31/2005               0.241%         15,778         0.513%        16,895
    3/31/2006               -0.415%         15,713        -0.385%        16,830
    6/30/2006                0.070%         15,724         0.211%        16,866
    9/30/2006                2.995%         16,195         3.198%        17,405
    12/31/2006               0.901%         16,341         1.032%        17,585

10 Year Avg Ann check                         5.03%                        5.81%

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      PERFORMANCE RETURNS FOR THE UMB SCOUT BOND FUND AND LEHMAN BROTHERS GOV'T./CREDIT INTERMEDIATE INDEX ASSUME DISTRIBUTIONS WERE REINVESTED FOR THE ENTIRE PERIOD.

      FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             21

FUND DIVERSIFICATION (UNAUDITED)
UMB SCOUT BOND FUND (UMBBX)

                                   [GRAPHIC]

Mortgage-Backed ...........................................................  45%
Treasury ..................................................................  23%
Corporate Bonds ...........................................................  18%
Agency ....................................................................  14%

BASED ON TOTAL INVESTMENTS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.


COMPARATIVE RATES OF RETURN (UNAUDITED)
UMB SCOUT BOND FUND (UMBBX)
AS OF DECEMBER 31, 2006

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND .....................   3.56%     2.30%     3.75%     5.03%
Lehman Bros. Govt./Credit Int.
Index(1) ................................   4.08%     2.90%     4.53%     5.81%
Lipper Short/Intermediate Investment
Grade Debt Fund Index(1) ................   4.07%     2.68%     3.80%     5.05%
--------------------------------------------------------------------------------

RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005; however, the total fees and expenses before and after April 1, 2005 are expected to be the same, and therefore, there would be no change in performance if the new fees and expenses, including the Advisor's agreement to limit total Fund expenses, were in effect for the periods shown.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


HISTORICAL PER-SHARE RECORD (UNAUDITED)
UMB SCOUT BOND FUND (UMBBX)

                                  INCOME &                         CUMULATIVE(2)
                      NET        SHORT-TERM        LONG-TERM         VALUE PER
                      ASSET         GAINS            GAINS          SHARE PLUS
                      VALUE      DISTRIBUTION     DISTRIBUTION     DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/02 ..........  $11.71        $ 0.57           $ 0.19            $26.49
12/31/03 ..........   11.39          0.50             0.07             26.74
12/31/04 ..........   11.22          0.41             0.03             27.01
12/31/05 ..........   10.91          0.41               --             27.11
12/31/06 ..........   10.86          0.43               --             27.49
--------------------------------------------------------------------------------

(2)   DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.

      DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

      TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


TAXABLE YIELD CURVES (UNAUDITED)
UMB SCOUT BOND FUND (UMBBX) AS OF DECEMBER 31, 2006
SOURCE: BLOOMBERG, L.P.

[The following table was represented as a line chart in the printed material.]

Title       ACTIVE U.S. GOVTS        USD Govt Agency        USD Industrial (AA)
  3MO             5.1334                 5.2874                    5.4055
  6MO             5.1561                 5.2990                    5.3958
  1YR             5.0854                 5.2907                    5.3870
  2YR             4.9237                 5.0973                    5.2047
  3YR             4.8495                 5.0695                    5.3660
  4YR             4.8069                 5.0829                    5.3915
  5YR             4.8028                 5.0664                    5.3183
  7YR             4.8029                 5.1058                    5.3145
  8YR                                    5.0919                    5.5448
  9YR                                    5.0945                    5.6336
 10YR             4.8108                 5.1204                    5.6506
 15YR                                    5.3242                    5.7211
 20YR             5.0011                 5.3457                    5.7256
 25YR                                    5.2985                    5.7074
 30YR             4.9053                 5.3262                    5.6927


--------------------------------------------------------------------------------
22                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS -- 17.9%
              Anheuser-Busch Companies, Inc.
$    750,000    5.75%, 04/01/10(1) ............................  $      762,984
              Berkshire Hathaway, Inc.
     575,000    3.38%, 10/15/08 ...............................         557,511
   1,000,000    4.20%, 12/15/10 ...............................         965,805
     800,000    4.63%, 10/15/13 ...............................         770,007
              Computer Sciences Corp.
   1,500,000    3.50%, 04/15/08 ...............................       1,458,321
              IBM Corp.
     500,000    7.50%, 06/15/13 ...............................         558,403
              Lincoln National Corp.
   1,000,000    4.75%, 02/15/14 ...............................         956,443
              M&I Bank
   1,090,909    2.90%, 08/18/09 ...............................       1,057,574
              Matson Navigation Co.
     220,000    5.34%, 09/04/28 ...............................         220,811
              Merrill Lynch & Co.
   1,566,000    6.00%, 02/17/09 ...............................       1,592,295
              Morgan Stanley
   3,000,000    3.88%, 01/15/09(1) ............................       2,926,863
              Northern Trust Corp.
     465,000    7.10%, 08/01/09 ...............................         485,124
              SBC Communications, Inc.
   2,000,000    6.25%, 03/15/11 ...............................       2,066,714
              SLM Corp.
   1,000,000    4.50%, 07/26/10 ...............................         974,150
              Target Corp.
      50,000    3.38%, 03/01/08(1) ............................          48,957
   1,000,000    6.35%, 01/15/11 ...............................       1,041,504
              Verizon Global Funding Corp.
      75,000    4.00%, 01/15/08 ...............................          74,015
              Verizon Virginia, Inc.
   3,000,000    4.63%, 03/15/13 ...............................       2,821,035
                                                                 --------------
TOTAL CORPORATE BONDS
(COST $19,564,533) -- 17.9% ...................................      19,338,516
                                                                 ==============
GOVERNMENT-SPONSORED ENTERPRISES -- 38.2%
              Government National Mortgage Association
         123    7.50%, 04/15/07 ...............................             124
       4,773    6.25%, 05/15/08 ...............................           4,798
       5,821    6.00%, 07/20/08 ...............................           5,826
      33,963    6.00%, 08/15/08 ...............................          34,098
      15,900    9.50%, 10/15/08 ...............................          16,732
       3,381    6.00%, 10/20/08 ...............................           3,384
         882    6.00%, 11/20/08 ...............................             882
       4,110    6.50%, 02/20/09 ...............................           4,155
       6,035    7.50%, 03/20/09 ...............................           6,132
      13,140    6.00%, 05/15/09 ...............................          13,244
       6,618    7.00%, 05/15/09 ...............................           6,667
      43,193    6.00%, 04/15/11 ...............................          43,884
      26,743    6.50%, 10/15/11 ...............................          27,372
      44,984    6.50%, 02/15/12 ...............................          46,097
      22,266    6.00%, 02/20/13 ...............................          22,601
       3,197    6.00%, 03/15/13 ...............................           3,255
      36,025    6.00%, 03/20/13 ...............................          36,566
      10,745    6.00%, 06/15/13 ...............................          10,940
      57,878    6.00%, 08/15/13 ...............................          58,928
      45,609    6.00%, 08/20/13 ...............................          46,294
      65,458    6.00%, 12/20/13 ...............................          66,441
      55,454    6.00%, 01/20/14 ...............................          56,269
      64,924    6.00%, 02/15/14 ...............................          66,081
      51,205    6.00%, 02/20/14 ...............................          51,957
      77,728    6.00%, 05/15/14 ...............................          79,113
      28,879    6.00%, 05/20/14 ...............................          29,304
      42,734    7.00%, 08/20/15 ...............................          43,952
       6,766    6.00%, 01/20/16 ...............................           6,863
     157,017    5.50%, 04/20/16 ...............................         157,381
      75,712    6.00%, 04/20/16 ...............................          76,795
     278,187    6.00%, 05/15/16 ...............................         283,035
      61,562    6.50%, 05/15/16 ...............................          63,081
      84,467    6.00%, 07/20/16 ...............................          85,675
      31,499    7.00%, 07/20/16 ...............................          32,384
     114,847    6.00%, 08/15/16 ...............................         116,848
     137,385    6.00%, 08/15/16 ...............................         139,779
     108,979    6.00%, 08/15/16 ...............................         110,878
     400,932    5.50%, 09/20/16 ...............................         401,860
     162,697    7.00%, 09/20/16 ...............................         167,272
     747,897    5.50%, 11/15/16 ...............................         751,920
     188,000    5.50%, 11/15/16 ...............................         189,011
     303,267    6.00%, 11/15/16 ...............................         308,552
       6,574    5.50%, 12/20/16 ...............................           6,590
     538,218    5.50%, 01/15/17 ...............................         540,947
       6,745    6.00%, 01/15/17 ...............................           6,860
     257,147    6.50%, 01/15/17 ...............................         263,415
      17,239    6.00%, 02/15/17 ...............................          17,537
     201,551    6.00%, 02/15/17 ...............................         204,990
      59,232    5.50%, 02/20/17 ...............................          59,347
     212,793    5.00%, 04/20/17 ...............................         209,924
     424,106    5.50%, 05/20/17 ...............................         424,933
      99,098    5.00%, 06/15/17 ...............................          98,082
     202,070    5.50%, 06/20/17 ...............................         201,494
     392,302    5.50%, 08/15/17 ...............................         394,291
     463,387    5.50%, 08/15/17 ...............................         465,736
     129,785    5.50%, 08/20/17 ...............................         130,038
     141,478    5.50%, 09/20/17 ...............................         141,753
     493,259    5.50%, 10/15/17 ...............................         495,760
     130,280    6.00%, 10/15/17 ...............................         132,503
     384,846    6.00%, 10/17/17 ...............................         390,211
     414,883    5.50%, 10/20/17 ...............................         415,692
     402,502    5.00%, 11/15/17 ...............................         398,278

                                                         CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             23

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
GOVERNMENT-SPONSORED ENTERPRISES (CONTINUED)
              Government National Mortgage Association
$    754,584    5.50%, 11/15/17 ...............................  $      758,410
      21,070    5.50%, 11/15/17 ...............................          21,176
     407,805    5.00%, 11/20/17 ...............................         402,307
     113,738    5.00%, 12/15/17 ...............................         112,550
      35,561    5.00%, 12/15/17 ...............................          35,190
      95,368    5.00%, 12/20/17 ...............................          94,083
      82,791    5.00%, 02/15/18 ...............................          81,876
   1,182,125    5.00%, 02/15/18 ...............................       1,169,477
     445,537    5.00%, 02/15/18 ...............................         440,615
      22,824    5.00%, 03/15/18 ...............................          22,572
      70,147    5.00%, 03/15/18 ...............................          69,372
      39,120    5.50%, 03/20/18 ...............................          39,185
   1,790,522    5.00%, 04/16/18 ...............................       1,774,477
   1,372,858    5.00%, 04/20/18 ...............................       1,353,451
     205,859    5.00%, 05/15/18 ...............................         203,585
      62,231    5.00%, 06/15/18 ...............................          61,543
     142,914    5.00%, 06/20/18 ...............................         140,893
      45,192    5.00%, 07/15/18 ...............................          44,692
      49,390    5.00%, 07/15/18 ...............................          48,845
     118,522    5.00%, 07/15/18 ...............................         117,212
      49,778    5.00%, 07/15/18 ...............................          49,228
     118,497    5.00%, 07/20/18 ...............................         116,822
     418,826    5.50%, 07/20/18 ...............................         419,521
      14,667    4.50%, 08/15/18 ...............................          14,236
      36,292    5.00%, 08/15/18 ...............................          35,891
     837,945    5.00%, 08/15/18 ...............................         828,688
     402,223    5.00%, 08/20/18 ...............................         396,537
     178,799    5.50%, 08/20/18 ...............................         179,096
      50,181    6.00%, 09/15/18 ...............................          50,792
     328,002    5.00%, 10/15/18 ...............................         324,347
     122,011    5.50%, 10/15/18 ...............................         122,595
     366,878    5.50%, 10/20/18 ...............................         367,487
      12,832    5.00%, 11/15/18 ...............................          12,690
      28,749    5.00%, 12/20/18 ...............................          28,343
     211,550    5.00%, 02/20/19 ...............................         208,420
      56,293    5.00%, 04/15/19 ...............................          55,640
     772,303    5.50%, 06/20/19 ...............................         773,025
      86,600    5.50%, 07/20/19 ...............................          86,681
     495,681    5.00%, 08/20/19 ...............................         488,348
     181,076    5.50%, 08/20/19 ...............................         181,246
      16,594    5.00%, 09/15/19 ...............................          16,402
     661,683    5.00%, 09/20/19 ...............................         651,895
     107,545    5.00%, 10/20/19 ...............................         105,954
     314,403    5.50%, 10/20/19 ...............................         314,697
     550,202    5.00%, 11/15/19 ...............................         543,817
     555,841    5.00%, 11/20/19 ...............................         547,619
     802,743    5.50%, 11/20/19 ...............................         803,493
     135,220    5.00%, 12/15/19 ...............................         133,651
     608,257    5.00%, 01/20/20 ...............................         598,840
     112,120    5.50%, 04/20/20 ...............................         112,176
     400,000    4.49%, 08/16/25 ...............................         390,776
     194,915    7.00%, 11/15/28 ...............................         201,561
   3,500,000    4.26%, 07/16/29(1) ............................       3,381,202
   1,500,000    4.86%, 02/16/30 ...............................       1,485,207
   3,000,000    4.89%, 04/16/31 ...............................       2,953,065
     108,575    6.50%, 05/20/31 ...............................         111,208
      30,809    6.50%, 10/20/31 ...............................          31,556
     406,688    5.00%, 05/15/33 ...............................         396,135
      23,942    5.50%, 08/20/33 ...............................          23,802
   3,500,000    Variable Rate, 11/16/35(1) ....................       3,475,503
   2,700,000    Variable Rate, 07/16/36(1) ....................       2,692,078
   1,000,000    Variable Rate, 12/16/36 .......................         979,239
   1,000,000    Variable Rate, 12/16/46 .......................         986,133
                                                                 --------------
TOTAL GOVERNMENT-SPONSORED ENTERPRISES
(COST $42,100,146) -- 38.2% ...................................      41,341,964
                                                                 ==============
MUNICIPAL BONDS -- 1.2%
              Kansas State Development Financial Authority
     650,000    4.37%, 10/01/10 ...............................         632,899
     675,000    4.50%, 10/01/11 ...............................         656,147
                                                                 --------------
TOTAL MUNICIPAL BONDS
(COST $1,325,000) -- 1.2% .....................................       1,289,046
                                                                 ==============
U.S. GOVERNMENT AGENCIES -- 19.6%
              Federal Home Loan Bank
   1,000,000    3.75%, 01/28/08 ...............................         985,219
   1,000,000    6.02%, 05/20/08 ...............................       1,012,664
      25,000    3.88%, 02/12/10 ...............................          24,243
      25,000    4.38%, 03/17/10 ...............................          24,600
   2,750,000    4.50%, 11/15/12(1) ............................       2,688,167
                                                                 --------------
                                                                      4,734,893
                                                                 ==============
              Federal Home Loan Mortgage Corp.
     184,200    4.00%, 02/01/09 ...............................         179,851
   2,250,000    4.38%, 07/30/09(1) ............................       2,219,415
     894,906    5.50%, 12/15/18 ...............................         892,843
     637,271    6.00%, 10/01/25 ...............................         644,917
     654,255    5.50%, 08/15/32 ...............................         657,005
                                                                 --------------
                                                                      4,594,031
                                                                 ==============
              Federal National Mortgage Association
      50,000    5.00%, 01/15/07 ...............................          49,996
     100,000    3.25%, 11/15/07 ...............................          98,347
      15,000    3.25%, 08/15/08 ...............................          14,585
     750,000    5.50%, 03/15/11(1) ............................         766,585
   1,300,000    5.38%, 11/15/11(1) ............................       1,326,238
   2,750,000    4.75%, 02/21/13(1) ............................       2,720,324
                                                                 --------------
                                                                      4,976,075
                                                                 ==============


--------------------------------------------------------------------------------
24                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
              Small Business Administration
$    155,377    6.60%, 07/01/09 ...............................  $      156,999
       1,075    9.10%, 10/01/09 ...............................           1,105
       6,206    8.80%, 01/01/10 ...............................           6,398
       3,680    9.45%, 02/01/10 ...............................           3,819
     141,786    8.02%, 02/10/10 ...............................         149,586
      37,479    7.46%, 03/01/10 ...............................          38,370
     300,682    6.64%, 02/01/11 ...............................         311,941
       9,307    8.63%, 02/01/11 ...............................           9,657
     585,747    5.97%, 03/01/11 ...............................         592,964
     244,220    5.75%, 05/01/11 ...............................         246,742
     811,199    6.09%, 07/01/11 ...............................         822,969
       7,483    8.85%, 08/01/11 ...............................           7,811
     405,936    5.55%, 09/01/11 ...............................         409,120
     536,396    5.89%, 09/01/11 ...............................         547,197
      10,129    8.60%, 09/01/11 ...............................          10,562
      17,071    8.25%, 11/01/11 ...............................          17,780
      56,799    7.60%, 01/01/12 ...............................          58,668
     108,646    7.40%, 08/01/12 ...............................         112,363
      75,471    7.05%, 09/01/12 ...............................          77,739
      44,779    7.55%, 11/01/12 ...............................          46,514
     168,302    8.15%, 02/01/15 ...............................         176,785
   1,493,858    6.44%, 06/01/21 ...............................       1,551,607
   1,513,539    6.34%, 08/01/21 ...............................       1,569,504
                                                                 --------------
                                                                      6,926,200
                                                                 ==============
TOTAL U.S. GOVERNMENT AGENCIES
(COST $21,183,484) -- 19.6% ...................................      21,231,199
                                                                 ==============
U.S. GOVERNMENT SECURITIES -- 22.7%
              U.S. Treasury Note
$  8,250,000    4.63%, 11/30/08(1) ............................  $    8,222,610
   4,075,000    5.00%, 08/15/11(1) ............................       4,133,260
   1,000,000    3.63%, 05/15/13(1) ............................         942,540
   1,000,000    4.00%, 02/15/14 ...............................         957,540
   5,375,000    4.13%, 05/15/15(1) ............................       5,162,731
   3,500,000    5.13%, 05/15/16(1) ............................       3,606,232
              U.S. Treasury Strip
   2,000,000    08/15/11(1) ...................................       1,619,358
                                                                 --------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $25,037,726) -- 22.7% ...................................      24,644,271
                                                                 ==============
COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
(COST $44,647,855) -- 41.2% ...................................      44,647,855
                                                                 ==============
TOTAL INVESTMENTS
(COST $153,858,744) -- 140.8% .................................     152,492,851

Liabilities less other assets -- (40.8)% ......................     (44,156,908)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $10.86 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  9,972,201 shares outstanding) ...............................  $  108,335,943
                                                                 ==============

(1)   SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             25

[GRAPHIC] MONEY MARKET FUND

OBJECTIVE:

THE UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO AND UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO EACH SEEK MAXIMUM INCOME CONSISTENT WITH SAFETY OF PRINCIPAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM DEBT OBLIGATIONS.

The UMB Scout Money Market Fund - Prime Portfolio provided investors returns of 4.52%, 1.98% and 3.45% for the one-, five- and ten-year periods ended December 31, 2006. The UMB Scout Money Market Fund - Federal Portfolio provided investors returns of 4.43%, 1.95% and 3.39% for the one-, five- and ten-year periods ended December 31, 2006. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND CURRENT 7-DAY YIELD, PLEASE CALL 800.996.2862 OR VISIT UMBSCOUTFUNDS.COM.

The Federal Open Market Committee (Fed) ended its two-year tightening campaign by "pausing" its target for the Federal Funds rate at 5.25%. The Fed maintained a neutral position throughout the second half of 2006. This position allowed money market investors to collect returns above 4% for the first time in nearly five years.

The Fund adjusted its average maturity outward as the pause in Fed activity became more clearly entrenched. The futures markets indicate a clear consensus that the next direction for overnight rates will be downward, so the Fund positioned its average maturity at the longer end of its defined range.

Thank you for your continued support of the UMB Scout Funds.

JEANNE K. GIROUX
J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.


FUND DIVERSIFICATION (UNAUDITED)
UMB SCOUT MONEY MARKET FUND FEDERAL PORTFOLIO (UMFXX)

                                   [GRAPHIC]

Government & Agencies ....................................................  100%

BASED ON TOTAL INVESTMENTS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.


FUND DIVERSIFICATION (UNAUDITED)
UMB SCOUT MONEY MARKET FUND PRIME PORTFOLIO (UMPXX)

                                   [GRAPHIC]

Government & Agencies .....................................................  47%
Corporate Bonds ...........................................................  26%
Commerical Paper ..........................................................  21%
Municipal Bonds ...........................................................   6%

BASED ON TOTAL INVESTMENTS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


--------------------------------------------------------------------------------
26                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

MONEY MARKET FUND - FEDERAL PORTFOLIO

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 99.8%
FEDERAL HOME LOAN BANK -- 73.0%
$ 82,000,000    1.42%, 01/02/07 ...............................  $   81,989,066
   2,000,000    5.49%, 01/02/07 ...............................       2,000,000
  25,000,000    4.10%, 01/10/07 ...............................      24,967,938
     250,000    4.00%, 01/26/07, callable .....................         249,772
     700,000    4.10%, 01/26/07, callable .....................         699,386
   2,000,000    5.25%, 02/02/07 ...............................       2,000,000
   4,000,000    5.25%, 02/06/07 ...............................       4,000,000
   1,900,000    5.40%, 02/09/07 ...............................       1,899,933
   5,000,000    Variable Rate, 02/22/07 .......................       4,996,313
   5,735,000    Variable Rate, 02/22/07 .......................       5,729,108
   1,000,000    3.30%, 02/26/07, callable .....................         996,912
   2,000,000    5.10%, 02/28/07 ...............................       1,998,851
  10,000,000    4.88%, 03/01/07 ...............................       9,993,978
   2,285,000    4.73%, 03/09/07, callable .....................       2,283,013
   1,500,000    Variable Rate, 03/14/07 .......................       1,498,713
   5,000,000    Variable Rate, 03/23/07 .......................       4,991,040
   3,500,000    Variable Rate, 04/27/07 .......................       3,495,225
   2,175,000    Variable Rate, 05/04/07 .......................       2,168,869
   5,000,000    Variable Rate, 05/15/07 .......................       4,993,412
   5,000,000    Variable Rate, 05/15/07 .......................       5,000,000
   2,500,000    5.13%, 06/01/07 ...............................       2,500,000
   1,650,000    5.50%, 08/15/07, callable .....................       1,650,000
     500,000    Variable Rate, 08/28/07 .......................         498,716
   2,500,000    Variable Rate, 10/03/07 .......................       2,500,000
   5,000,000    5.22%, 11/14/07, callable .....................       5,000,000
   4,500,000    Variable Rate, 11/15/07 .......................       4,498,328
   5,000,000    5.25%, 11/16/07, callable .....................       5,000,000
   2,500,000    5.20%, 11/21/07, callable .....................       2,500,000
   5,000,000    5.25%, 12/19/07, callable .....................       5,000,000
                                                                 --------------
TOTAL FEDERAL HOME LOAN BANK                                        195,098,573
                                                                 ==============
FEDERAL HOME LOAN MORTGAGE CORP. -- 19.2%
   1,000,000    6.70%, 01/05/07 ...............................       1,000,139
   5,000,000    3.99%, 01/09/07 ...............................       4,994,311
     565,000    6.70%, 01/09/07 ...............................         565,152
   4,450,000    3.00%, 01/16/07, callable .....................       4,445,866
  10,000,000    3.05%, 01/19/07, callable .....................       9,988,837
  10,000,000    2.80%, 01/26/07, callable .....................       9,982,620
   1,500,000    Variable Rate, 01/26/07 .......................       1,500,000
     365,000    Variable Rate, 01/29/07, callable .............         364,752
   5,075,000    Variable Rate, 02/09/07, callable .............       5,063,499
   6,000,000    3.63%, 02/15/07 ...............................       5,987,236
   1,900,000    4.88%, 02/26/07, callable .....................       1,900,000
   5,112,000    4.88%, 03/15/07 ...............................       5,108,126
     510,000    4.50%, 04/18/07, callable .....................         508,858
                                                                 --------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP. ........................      51,409,396
                                                                 ==============
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.6%
$  5,000,000    5.00%, 01/15/07 ...............................  $    4,999,214
   1,500,000    2.63%, 01/19/07, callable .....................       1,498,043
     330,000    4.78%, 01/26/07 ...............................         328,820
     328,000    5.01%, 02/09/07 ...............................         326,170
   5,000,000    3.55%, 02/16/07, callable .....................       4,988,589
     500,000    6.92%, 03/19/07 ...............................         502,012
   4,700,000    2.60%, 03/30/07, callable .....................       4,670,399
     500,000    4.17%, 04/05/07, callable .....................         498,635
   2,500,000    5.25%, 04/15/07 ...............................       2,499,637

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ...................      20,311,519
                                                                 ==============
TOTAL U.S. GOVERNMENT AGENCIES
(COST $266,819,488) -- 99.8% ..................................     266,819,488
                                                                 ==============
TOTAL INVESTMENTS
(COST $266,819,488) -- 99.8% ..................................     266,819,488

Other Assets and Liabilities -- 0.2% ..........................         481,677
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  267,356,566 shares outstanding) .............................  $  267,301,165
                                                                 ==============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.          CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             27

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

MONEY MARKET FUND - PRIME PORTFOLIO

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
SHORT-TERM CORPORATE NOTES -- 46.5%
              AIG SunAmerica Global Financing IX
$  2,036,000    5.10%, 01/17/07(3) ............................  $    2,035,635
              ASIF Global Financing XXVI
   7,000,000    2.50%, 01/30/07(3) ............................       6,984,262
              Bank of America Corp.
   3,485,000    5.25%, 02/01/07 ...............................       3,484,403
              Bank of Ireland
  20,000,000    5.25%, 01/16/07 ...............................      19,956,208
              Bank of Montreal
  10,365,000    7.80%, 04/01/07 ...............................      10,425,572
              Bank One NA Illinois
  10,000,000    Variable, 01/12/07 ............................      10,000,474
              Bear Stearns Cos., Inc.
   5,000,000    5.70%, 01/15/07 ...............................       5,000,364
              BellSouth Corp.
  16,352,000    5.30%, 01/22/07 ...............................      16,301,445
              Canadian Imperial Bank of Commerce/New York
  10,000,000    Variable Rate, 01/30/07 .......................      10,001,407
              Caterpillar Financial Services Corp.
   4,950,000    Variable Rate, 02/26/07 .......................       4,951,345
              Citigroup Funding, Inc.
   5,000,000    5.25%, 01/05/07 ...............................       4,997,083
              Emerson Electric
   6,590,000    5.24%, 01/22/07 ...............................       6,569,857
              Fifth Third Bancorp
   4,565,000    2.70%, 01/30/07 ...............................       4,555,518
              Gannett Co., Inc.
   4,000,000    5.30%, 01/04/07 ...............................       3,998,233
              General Electric Capital Corp.
   5,500,000    Variable Rate, 01/05/07 .......................       5,500,105
              HSBC Finance Corp.
   5,664,000    5.75%, 01/30/07 ...............................       5,665,437
  14,797,000    7.88%, 03/01/07 ...............................      14,857,147
              Lehman Brothers, Inc.
   3,940,000    7.38%, 01/15/07 ...............................       3,942,732
              Merrill Lynch & Co.
     500,000    7.00%, 01/15/07 ...............................         500,235
   3,277,000    Variable Rate, 03/12/07 .......................       3,270,442
   5,000,000    8.00%, 06/01/07 ...............................       5,052,812
              MetLife, Inc.
  10,000,000    5.25%, 01/12/07 ...............................       9,983,958
              Morgan Stanley DW, Inc.
  14,880,000    5.30%, 01/04/07 ...............................      14,873,428
  10,000,000    5.25%, 01/08/07 ...............................       9,989,792
              National City Bank of Indiana
  15,000,000    Variable Rate, 04/04/07 .......................      15,002,067
              National Rural Utilities Cooperative Finance Corp.
   8,350,000    6.50%, 03/01/07, callable .....................       8,365,298
              Nationwide Building Society
  10,710,000    2.63%, 01/30/07(3) ............................      10,686,730
              Royal Bank of Canada
  10,000,000    5.32%, 02/05/07 ...............................       9,949,056
              SouthTrust Bank
  15,300,000    Variable Rate, 03/19/07 .......................      15,304,847
              Stanley Works
  21,600,000    5.31%, 01/02/07 ...............................      21,596,814
              Toyota Motor Credit Corp.
   5,500,000    Variable Rate, 02/01/07 .......................       5,500,117
              United Tech Corp.
  15,000,000    5.28%, 01/04/07 ...............................      14,993,400
              US Bank N.A.,
   6,500,000    2.87%, 02/01/07, callable .....................       6,486,201
              Wells Fargo & Co.
   2,750,000    Variable Rate, 03/23/07 .......................       2,750,973
                                                                 --------------
TOTAL SHORT-TERM CORPORATE NOTES
(COST $293,533,397) -- 46.5% ..................................     293,533,397
                                                                 ==============
MUNICIPAL BONDS -- 5.8%
   7,060,000  Chicago, Illinois Public Building Comm.
                Special Obligation Bonds
                7.00%, 01/01/07 ...............................       7,060,000
  25,000,000  Colorado Springs, Colorado, Utility Revenue Bonds
                Variable Rate, 11/01/27, callable .............      25,000,000
   4,390,000  Wichita, Kansas
                5.75%, 02/08/07 ...............................       4,390,660
                                                                 --------------
TOTAL MUNICIPAL BONDS
(COST $36,450,660) -- 5.8% ....................................      36,450,660
                                                                 ==============


--------------------------------------------------------------------------------
28                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

MONEY MARKET FUND - PRIME PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 47.3%
FEDERAL HOME LOAN BANK -- 36.3%
$ 14,000,000    4.80%, 01/02/07 ...............................  $   13,998,133
   8,000,000    5.49%, 01/02/07 ...............................       8,000,000
  25,000,000    5.13%, 01/10/07 ...............................      24,967,937
   5,335,000    5.25%, 02/02/07 ...............................       5,335,000
  13,000,000    5.25%, 02/06/07 ...............................      13,000,000
  10,000,000    5.00%, 02/09/07 ...............................      10,000,000
   2,550,000    Variable Rate, 02/22/07 .......................       2,548,017
   8,200,000    Variable Rate, 02/22/07 .......................       8,194,586
   3,500,000    Variable Rate, 03/14/07 .......................       3,496,996
   5,000,000    Variable Rate, 03/23/07 .......................       4,991,040
   3,530,000    Variable Rate, 03/28/07 .......................       3,526,578
   1,500,000    Variable Rate, 03/28/07 .......................       1,497,717
  13,000,000    Variable Rate, 04/27/07 .......................      12,981,735
   4,500,000    Variable Rate, 05/04/07 .......................       4,487,316
  14,800,000    4.88%, 05/15/07 ...............................      14,780,500
  15,000,000    Variable Rate, 05/15/07 .......................      15,000,000
   7,000,000    5.13%, 06/01/07 ...............................       7,000,000
   8,000,000    5.50%, 08/15/07, callable .....................       8,000,000
   2,260,000    Variable Rate, 08/28/07 .......................       2,254,199
   7,500,000    Variable Rate, 10/03/07 .......................       7,500,000
  10,000,000    5.22%, 11/14/07, callable .....................      10,000,000
  15,500,000    Variable Rate, 11/15/07 .......................      15,494,240
  20,000,000    5.25%, 11/16/07, callable .....................      20,000,000
   7,000,000    5.20%, 11/21/07, callable .....................       7,000,000
   5,000,000    5.25%, 12/19/07, callable .....................       5,000,000
                                                                 --------------
TOTAL FEDERAL HOME LOAN BANK ..................................     229,053,994
                                                                 ==============
FEDERAL HOME LOAN MORTGAGE CORP. -- 7.2%
  11,000,000    5.12%, 01/09/07 ...............................      10,987,485
  10,500,000    Variable Rate, 01/26/07 .......................      10,500,000
   2,000,000    2.75%, 01/30/07, callable .....................       1,996,063
   8,100,000    4.88%, 02/26/07, callable .....................       8,100,000
   1,450,000    3.75%, 03/15/07 ...............................       1,445,595
   3,000,000    4.88%, 03/15/07 ...............................       2,997,810
   4,550,000    3.00%, 03/28/07, callable .....................       4,525,711
   5,000,000    4.13%, 04/02/07 ...............................       4,985,213
                                                                 --------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.                               45,537,877
                                                                 ==============
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.8%
$ 15,450,000    2.63%, 01/19/07, callable .....................  $   15,429,898
   8,238,000    5.25%, 04/15/07 ...............................       8,236,803
     100,000    4.25%, 09/15/07 ...............................          99,260
                                                                 --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ...................      23,765,961
                                                                 ==============
TOTAL U.S. GOVERNMENT AGENCIES
(COST $298,357,832) -- 47.3% ..................................     298,357,832
                                                                 ==============
TOTAL INVESTMENTS
(COST $628,341,889) -- 99.6% ..................................     628,341,889

Other assets less liabilities -- 0.4% .........................       2,827,732
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (Equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  631,308,625 shares outstanding)                                $  631,169,621
                                                                 ==============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

(3) 144A RESTRICTED SECURITY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             29

[GRAPHIC] TAX-FREE MONEY MARKET FUND

OBJECTIVE:

THE UMB SCOUT TAX-FREE MONEY MARKET FUND SEEKS THE HIGHEST LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH QUALITY AND MATURITY STANDARDS.

The UMB Scout Tax-Free Money Market Fund provided returns of 2.87%, 1.34% and 2.12% for the one-, five- and ten-year periods ended December 31, 2006. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND CURRENT 7-DAY YIELD, PLEASE CALL 800.996.2862 OR VISIT UMBSCOUTFUNDS.COM.

The Federal Open Market Committee (Fed) ended its two-year tightening campaign by "pausing" its target for the Federal Funds rate at 5.25%. The Fed maintained its target throughout the second half of 2006. This posture allowed money market investors to collect returns above 4% for the first time in nearly five years.

As it has historically performed, tax-free yields did not rise as dramatically as taxable rates, but are still sufficient to reward investors in the top federal tax brackets. With the upward move, tax-free rates reached levels unseen in more than five years. The Fund continues to focus on high-grade issuers and its posture to maintain maximum liquidity will keep the Fund's average maturity in a moderate range of around 30 days.

Thank you for your continued support of the UMB Scout Funds.

JEANNE K. GIROUX
J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.


FUND DIVERSIFICATION (UNAUDITED)
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

                                   [GRAPHIC]

Demand Notes ..............................................................  87%
Commercial Paper ..........................................................  13%

BASED ON TOTAL INVESTMENTS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. INCOME FROM THE FUND MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX, AS WELL AS STATE AND LOCAL TAXES.


--------------------------------------------------------------------------------
30                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
ALABAMA
              County of Jefferson, Alabama
$    250,000    5.00%, 01/01/07 ...............................  $      250,000

ALASKA
              Alaska Housing Finance Corp.
   6,220,000    Variable Rate, 12/01/30 .......................       6,219,999
              Alaska Municipal Bond Bank Authority
     715,000    3.75%, 04/01/07 ...............................         715,416
              Valdez, Alaska, Marine Revenue
   1,500,000    Variable Rate, 10/1/25 ........................       1,500,000
   3,000,000    Variable Rate, 12/01/29 .......................       3,000,000

ARIZONA
              Mesa, Arizona, Municipal Development Corp.,
                Commercial Paper
   1,000,000    3.61%, 01/04/07 ...............................       1,000,000
              Salt River Project Agricultural Improvement
                & Power Dist
   1,000,000    5.00%, 01/01/07 ...............................       1,000,000

COLORADO
              Lower Colorado River Authority
   2,000,000    6.00%, 05/15/07 ...............................       2,018,049

CONNECTICUT
              Connecticut State Health & Education
     800,000    Variable Rate, 05/15/14 .......................         800,000
   1,500,000    Variable Rate, 02/15/21 .......................       1,500,000
   1,740,000    Variable Rate, 03/01/23 .......................       1,740,000
   2,200,000    Variable Rate, 07/01/29 .......................       2,199,999

DISTRICT OF COLUMBIA
              District Columbia
   2,575,000    6.00%, 6/01/26 ................................       2,651,133

FLORIDA
              Dade County, Florida, Industrial Development
     600,000    Variable Rate, 06/01/21 .......................         600,000
              Florida, State Dept. Environmental Revenue
   4,700,000    Variable Rate, 07/01/25 .......................       4,700,000

GEORGIA
              Fulton County, Georgia, Housing Authority
                Multifamily Housing
   1,000,000    Variable Rate, 04/01/30 .......................       1,000,000
              Georgia Municipal Electric Authority,
                Commercial Paper
   1,500,000    3.63%, 01/09/07 ...............................       1,500,000
              Muni Electric Auth GA
   3,600,000    Variable Rate, 01/01/20 .......................       3,600,000
              State of Georgia
     135,000    6.25%, 03/01/07 ...............................         135,590

ILLINOIS
              Chicago, Illinois Park District
   2,000,000    4.50%, 03/15/07 ...............................       2,002,975
              Cook County Community Consolidated
                School Dist. ILL
   1,000,000    3.75%, 12/01/07 ...............................         966,603
              Illinois Housing Development Authority
   5,700,000    Variable Rate, 01/01/08 .......................       5,699,999

INDIANA
              Gary, Indiana, Public Transportation Corp.
     200,000    4.00%, 12/31/06 ...............................         200,000

KANSAS
              Kansas, State Dept. of Transportation,
                Highway Revenue
   1,845,000    Variable Rate, 03/01/12 .......................       1,845,000
   2,675,000    Variable Rate, 09/01/20 .......................       2,675,000
   2,200,000    Variable Rate, 09/01/20 .......................       2,200,000
              Kansas, Development Finance Authority
     225,000    5.00%, 03/01/07 ...............................         225,531

LOUISIANA
              East Baton Rouge Par, Louisiana
     100,000    Variable Rate, 03/01/22 .......................         100,000

MAINE
              Maine State Certificate Participation
     100,000    2.50%, 03/01/07 ...............................          99,687

MARYLAND
              Montgomery County, Maryland, Housing Authority
                Multifamily Housing
     550,000    Variable Rate, 08/01/15 .......................         550,000

MASSACHUSETTS
              Commonwealth of Massachusetts
   1,000,000    5.50%, 02/01/07 ...............................       1,001,598
              Massachusetts Bay Transportation Authority
     250,000    2.38%, 09/01/07 ...............................         247,618
              Massachusetts State College Building Authority
     175,000    7.50%, 05/01/07 ...............................         177,165
              Massachusetts State Health & Education
     200,000    Variable Rate, 11/01/26 .......................         200,000
              North Andover
   1,500,000    4.00%, 04/04/07 ...............................       1,501,878

                                                         CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             31

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
MISSOURI
              Missouri State Health & Educational
                Facilities Authority
$  4,000,000    4.00%, 11/02/07 ...............................  $    4,016,719
   2,200,000    Variable Rate, 09/01/30 .......................       2,200,000
     500,000    Variable Rate, 09/01/30 .......................         500,000
   4,100,000    Variable Rate, 03/01/40 .......................       4,100,000
              Missouri, State Highways & Transit Commission
   3,295,000    Variable Rate, 05/01/15 .......................       3,295,000

NEBRASKA
              Nebraska Public Power District
   5,400,000    3.55%, 01/03/07 ...............................       5,400,000
     200,000    4.70%, 01/01/07 ...............................         200,000
              Omaha Public Power
   2,900,000    3.49%, 01/04/07 ...............................       2,900,000
              University of Nebraska Facilities Corp.
   1,205,000    3.65%, 07/15/07 ...............................       1,205,000

NEVADA
              City of Las Vegas, Nevada
   4,000,000    Variable Rate, 06/01/36 .......................       4,000,000

NEW JERSEY
              Manasquan Borough, New Jersey
   1,964,961    4.00%, 02/02/07 ...............................       1,965,280
              New Jersey Educational Facilities Authority
   3,000,000    Variable Rate, 07/01/23 .......................       3,000,000

NEW YORK
              City of New York, New York
   1,100,000    Variable Rate, 08/15/19 .......................       1,100,000
              New York City Municipal Water Finance Authority
   1,900,000    Variable Rate, 06/15/33 .......................       1,900,000
   1,090,000    Variable Rate, 06/15/35 .......................       1,090,000
              New York State Dormitory Authority
     420,000    6.00%, 08/15/07 ...............................         428,552

NORTH CAROLINA
              Mecklenburg County, NC
     800,000    Variable Rate, 02/01/14 .......................         800,000

OHIO
              City of Cleveland, Ohio
     500,000    Variable Rate, 01/01/33 .......................         500,000
              City of Columbus, Ohio
   1,665,000    Variable Rate, 12/01/17 .......................       1,665,000
     600,000    Variable Rate, 06/01/16 .......................         600,000
              Franklin County, Ohio, Revenue
   3,000,000    Variable Rate, 12/01/30 .......................       3,000,000

RHODE ISLAND
              Rhode Island Health & Educational Building Corp.
   4,000,000    Variable Rate, 05/01/35 .......................       4,000,000

SOUTH CAROLINA
              Charleston County School District
                Development Corp.
   2,500,000    4.00%, 03/01/07 ...............................       2,502,002
              Columbia, South Carolina Water Works &
                Sewer System Revenue Bonds
     100,000    5.50%, 02/01/07 ...............................         100,150

SOUTH DAKOTA
              South Dakota Housing Development
   4,600,000    Variable Rate, 05/01/32 .......................       4,600,000

TENNESSEE
              County of Shelby
     150,000    5.00%, 04/01/07 ...............................         150,517
              Metro Nashville, Tennessee Government
   2,400,000    Variable Rate, 10/01/44 .......................       2,400,000

TEXAS
              City of Dallas, Texas
   1,880,000    5.50%, 02/15/07 ...............................       1,884,507
              Harris County, Texas, Commercial Paper
   2,450,000    3.52%, 02/07/07 ...............................       2,450,000
              Southwest Higher Education Authority
   1,175,000    Variable Rate, 07/01/15 .......................       1,175,000
              Texas Municipal Power, Commercial Paper
   2,000,000    3.56%, 01/09/07 ...............................       2,000,000
              Texas Public Finance Authority, Commercial Paper
   3,000,000    3.52%, 01/05/07 ...............................       3,000,000
              Texas State Turnpike Authority
   1,015,000    5.00%, 06/01/07 ...............................       1,020,785
              University of Texas
   1,000,000    3.56%, 03/06/07 ...............................       1,000,000

UTAH
              Salt Lake City, Utah, Pollution Control
   1,100,000    Variable Rate, 02/01/08 .......................       1,100,000
              Washington County School District St. George
     250,000    3.63%, 03/01/07 ...............................         250,035


--------------------------------------------------------------------------------
32                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
VIRGINIA
              Virginia Public Building Authority
$  4,000,000    Variable Rate, 08/01/25 .......................  $    4,000,000

WASHINGTON
              Washington State, Public Power Supply #1
   1,000,000    Variable Rate, 07/01/17 .......................       1,000,000

WISCONSIN
              Eau Claire, Wisconsin
     255,000    4.38%, 04/01/07 ...............................         255,399
              Lake Geneva -- Genoa City Unified
                High School District
   2,000,000    4.00%, 10/15/07 ...............................       2,001,951
              Wisconsin State Government, Commercial Paper
   2,800,000    3.68%, 01/02/07 ...............................       2,799,972
              Wisconsin State Government, Commercial Paper
   1,375,000    3.55%, 1/05/07 ................................       1,375,000

WYOMING
              Kemmerer, Wyoming, Pollution Control
     735,000    Variable Rate, 11/01/14 .......................         735,000
              Lincoln County
     320,000    Variable Rate, 11/01/14 .......................         320,000
     275,000    Variable Rate, 11/01/14 .......................         275,000
                                                                 --------------
TOTAL INVESTMENTS
(COST $140,084,109) -- 99.7% ..................................     140,084,109

Other Assets less Liabilities -- 0.3% .........................         448,640
                                                                 --------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  140,614,065 shares outstanding) .............................  $  140,532,749
                                                                 ==============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             33

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (UNAUDITED)
(IN THOUSANDS EXCEPT PER SHARE DATA)

------------------------------------------------------------------------------------------------------------------------
                                                                                STOCK           GROWTH         MID CAP
                                                                                 FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities at cost ...........................................   $  102,816      $   25,256      $   15,009
                                                                              ------------------------------------------
  Investment securities at value ..........................................   $  117,136(1)   $   26,667(1)   $   15,322
  Cash ....................................................................            1              --               1
  Receivables:
    Investments sold ......................................................           --           1,769              --
    Dividends .............................................................          207              30               6
    Interest ..............................................................           --              --              --
    Fund shares sold ......................................................           10              --               2
    Due from Advisor ......................................................           --              --              --
  Prepaid and other assets ................................................           16               9              --
                                                                              ------------------------------------------
      Total assets ........................................................      117,370          28,475          15,331
                                                                              ------------------------------------------
LIABILITIES:
  Disbursements in excess of demand deposit money .........................           --             602              --
  Payables:
    Investments purchased .................................................           --              --           1,052
    Fund shares redeemed ..................................................          100               3              --
    Dividends payable .....................................................           --              --              --
    Collateral due to broker for securities loaned ........................        5,842           2,876              --
    Accrued investment advisory fees ......................................           71               9               4
    Accrued administration and fund accounting fees .......................           29              19              13
    Accrued shareholder servicing fees ....................................           28              10               5
    Accrued custody fees ..................................................            1              --               1
    Accrued registration fees .............................................           --              --               2
    Other accrued expenses ................................................           13               6               2
                                                                              ------------------------------------------
      Total liabilities ...................................................        6,084           3,525           1,079
                                                                              ------------------------------------------
NET ASSETS ................................................................   $  111,286      $   24,950      $   14,252
                                                                              ==========================================
NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital) .............................       95,625          24,419          14,028
  Accumulated undistributed income:
    Net investment income .................................................           14               3              (3)
    Net realized gain (loss) on investment and foreign
      currency transactions ...............................................        1,327            (883)            (86)
    Net unrealized appreciation (depreciation) on investments
      and translation of assets and liabilities in foreign currencies .....       14,320           1,411             313
                                                                              ------------------------------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...............................   $  111,286      $   24,950      $   14,252
                                                                              ==========================================
Capital Shares, $1.00 par value ($0.01 par value for Money Market
    Funds and Tax-Free Money Market Fund)
    Authorized                                                                 Unlimited       Unlimited       Unlimited
                                                                              ==========================================
    Outstanding ...........................................................        7,739           2,790           1,398
                                                                              ==========================================
NET ASSET VALUE PER SHARE .................................................   $    14.38      $     8.94      $    10.19
                                                                              ==========================================

(1)   INCLUDING (IN 000'S) $5,637, $2,775, $423,266, AND $43,083, RESPECTIVELY,
      OF SECURITIES LOANED.

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
34                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

------------------------------------------------------------------------------------------
                                               MONEY MARKET    MONEY MARKET
                                                   FUND            FUND          TAX-FREE
 SMALL CAP    INTERNATIONAL        BOND           FEDERAL          PRIME       MONEY MARKET
   FUND            FUND            FUND          PORTFOLIO       PORTFOLIO         FUND
------------------------------------------------------------------------------------------
$  587,195      $2,656,095      $  153,859      $  266,819      $  628,342      $  140,084
------------------------------------------------------------------------------------------
$  649,857      $3,457,090(1)   $  152,493(1)   $  266,819      $  628,342      $  140,084
        12              85              --              --              --             175

       726           2,480              --              --              --              --
       102           3,527              --              --              --              --
        --              --             971           1,694           5,335             723
    23,672           4,274               2              --               7              --
------------------------------------------------------------------------------------------
        35              96              14              14              19              13
------------------------------------------------------------------------------------------
   674,404       3,467,552         153,480         268,527         633,703         140,995

        --              --              16             130             101              --

     1,614           2,686              --              --              --              --
       708           2,298             157              --              11               1
        --              --             195             917           1,994             354
        --         438,641          44,648              --              --              --
       484           2,157              64              77             222              42
       159             450              29              64             132              32
       101             541              22              10              24              13
         1              23               2               7               6               2
         3               1              --               5              23               3
        16              51              11              16              20              15
------------------------------------------------------------------------------------------
     3,086         446,848          45,144           1,226           2,533             462
------------------------------------------------------------------------------------------
$  671,318      $3,020,704      $  108,336      $  267,301      $  631,170      $  140,533
==========================================================================================
   605,292       2,213,919         111,160         267,323         631,281         140,559

       440           2,233            (128)             --              --              --

     2,924           3,554          (1,330)            (22)           (111)            (26)

    62,662         800,998          (1,366)             --              --              --
------------------------------------------------------------------------------------------
$  671,318      $3,020,704      $  108,336      $  267,301      $  631,170      $  140,533
==========================================================================================


 Unlimited       Unlimited       Unlimited       Unlimited       Unlimited       Unlimited
==========================================================================================
    39,882          92,484           9,972         267,357         631,309         140,615
==========================================================================================
$    16.83      $    32.66      $    10.86      $     1.00      $     1.00      $     1.00
==========================================================================================


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             35

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------
                                                                                STOCK           GROWTH          MID CAP
                                                                                 FUND            FUND           FUND(1)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income .........................................................   $      112      $       49      $       14
  Securities lending income ...............................................            5               2              --
  Dividend income .........................................................        1,132             138              31
                                                                              ------------------------------------------
      Total investment income .............................................        1,249             189              45
                                                                              ------------------------------------------
EXPENSES:
  Investment advisory fees ................................................          348              86              17
  Administration and fund accounting fees .................................           58              38              13
  Shareholder servicing fees ..............................................           74              20               5
  Professional fees .......................................................            4               3              --
  Federal and state registration fees .....................................           12              11               3
  Custody fees ............................................................           10               6               1
  Reports to shareholders .................................................            8               4               1
  Insurance fees ..........................................................           --              --              --
  Directors' fees .........................................................            2               1              --
  Other expenses ..........................................................            6               4               1
                                                                              ------------------------------------------
      Total expenses before waiver ........................................          522             173              41
                                                                              ------------------------------------------
  Waiver of fees ..........................................................           --              43              11
  Net expenses ............................................................          522             130              30
                                                                              ------------------------------------------
  Net investment income (loss) ............................................          727              59              15
                                                                              ------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) from investment and
    foreign currency transactions .........................................        8,565           2,122             (86)
  Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities
    in foreign currencies .................................................       (1,726)           (829)            313
                                                                              ------------------------------------------
  Net realized and unrealized gain (loss) on investments
    and foreign currencies ................................................        6,839           1,293             227
                                                                              ------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .............................................   $    7,566      $    1,352      $      242
                                                                              ==========================================

(1)   COMMENCED OPERATIONS ON OCTOBER 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
36                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

------------------------------------------------------------------------------------------
                                               MONEY MARKET    MONEY MARKET
                                                   FUND            FUND          TAX-FREE
 SMALL CAP     INTERNATIONAL       BOND           FEDERAL          PRIME       MONEY MARKET
   FUND            FUND            FUND          PORTFOLIO       PORTFOLIO         FUND
------------------------------------------------------------------------------------------
$    2,903      $    6,731      $    2,698      $    5,991      $   17,265      $    2,222
        --             250              14              --              --              --
       644          16,981              --              --              --              --
------------------------------------------------------------------------------------------
     3,547          23,962           2,712           5,991          17,265           2,222
------------------------------------------------------------------------------------------

     2,345          10,308             335             349           1,122             188
       281             870              59             116             260              63
       347           1,537              47              21              44              17
        11              43               6               5               9               4
        40              71              12              15              34              14
        29             246              20              15              37              12
        35             122               8              13              33              10
         2              12               1               1               3               1
         8              37               2               4               9               2
         9              30              21               6              10               9
------------------------------------------------------------------------------------------
     3,107          13,276             511             545           1,561             320
------------------------------------------------------------------------------------------
        --              --              --              --              --              --
     3,107          13,276             511             545           1,561             320
------------------------------------------------------------------------------------------
       440          10,686           2,201           5,446          15,704           1,902
------------------------------------------------------------------------------------------



     6,452          43,008            (485)             --              --              --


     7,284         326,721           2,945              --              --              --
------------------------------------------------------------------------------------------

    13,736         369,729           2,460              --              --              --
------------------------------------------------------------------------------------------

$   14,176      $  380,415      $    4,661      $    5,446      $   15,704      $    1,902
==========================================================================================


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             37

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                   STOCK FUND
                                                                                        ---------------------------------
                                                                                        SIX MONTHS ENDED
                                                                                        DECEMBER 31, 2006     YEAR ENDED
                                                                                           (UNAUDITED)      JUNE 30, 2006
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ......................................................      $      727        $    1,141
  Net realized gain (loss) from investment and foreign currency transactions ........           8,565             6,368
  Net increase (decrease) in unrealized appreciation/depreciation on investments
    and translation of assets and liabilities in foreign currencies .................          (1,726)            5,360
                                                                                        ---------------------------------
  Net increase (decrease) in net assets resulting from operations ...................           7,566            12,869

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .............................................................            (767)           (1,077)
  Net realized gain from investment and foreign currency transactions ...............         (11,495)          (13,676)
                                                                                        ---------------------------------
  Total distributions to shareholders ...............................................         (12,262)          (14,753)

CAPITAL SHARE TRANSACTIONS:
  Shares from merger ................................................................              --                --
  Shares sold .......................................................................           6,454            38,935
  Shares issued for reinvestment of distributions ...................................          11,622            13,784
  Redemption fees ...................................................................              --                --
                                                                                        ---------------------------------
                                                                                               18,076            52,719
  Shares redeemed ...................................................................         (17,746)          (27,949)
                                                                                        ---------------------------------
  Net increase (decrease) from capital share transactions ...........................             330            24,770
                                                                                        ---------------------------------
  Net increase (decrease) in net assets .............................................          (4,366)           22,886

NET ASSETS:
  Beginning of period ...............................................................         115,652            92,766
                                                                                        ---------------------------------
  End of period .....................................................................      $  111,286        $  115,652
                                                                                        =================================
TRANSACTIONS IN SHARES:
  Shares sold .......................................................................             427             2,466
  Shares due to merger ..............................................................              --                --
  Shares issued for reinvestment of distributions ...................................             805               937
  Shares redeemed ...................................................................          (1,157)           (1,792)
                                                                                        ---------------------------------
  Net increase (decrease) ...........................................................              75             1,611
                                                                                        =================================

(1)   COMMENCED OPERATIONS ON OCTOBER 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
38                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

-------------------------------------------------------------------------------------------------------------------------------
           GROWTH FUND                 MID CAP FUND                SMALL CAP FUND                    INTERNATIONAL FUND
---------------------------------   -----------------   ---------------------------------   -----------------------------------
SIX MONTHS ENDED                       PERIOD ENDED     SIX MONTHS ENDED                    SIX MONTHS ENDED
DECEMBER 31, 2006     YEAR ENDED    DECEMBER 31, 2006   DECEMBER 31, 2006     YEAR ENDED    DECEMBER 31, 2006      YEAR ENDED
   (UNAUDITED)      JUNE 30, 2006     (UNAUDITED)(1)       (UNAUDITED)      JUNE 30, 2006      (UNAUDITED)       JUNE 30, 2006
-------------------------------------------------------------------------------------------------------------------------------
    $       59        $       52        $       15          $      440        $     (434)       $   10,686        $   22,235
         2,122               172               (86)              6,452            36,944            43,008           123,921

          (829)              778               313               7,284            27,049           326,721           212,057
-------------------------------------------------------------------------------------------------------------------------------
         1,352             1,002               242              14,176            63,559           380,415           358,213


           (63)              (51)              (18)                 --                --            (9,128)          (22,349)
            --                --                --             (34,452)          (10,786)         (115,770)          (20,492)
-------------------------------------------------------------------------------------------------------------------------------
           (63)              (51)              (18)            (34,452)          (10,786)         (124,898)          (42,841)


            --                --                --                  --                --                --                --
         2,072            14,607            14,015             146,488           315,214           302,171         1,326,223
            38                30                17              33,462            10,373           121,583            41,438
            --                --                --                  20                41                46               191
-------------------------------------------------------------------------------------------------------------------------------
         2,110            14,637            14,032             179,970           325,628           423,800         1,367,852
        (7,401)           (8,941)               (4)            (82,499)         (114,645)         (295,147)         (371,950)
-------------------------------------------------------------------------------------------------------------------------------
        (5,291)            5,696            14,028              97,471           210,983           128,653           995,902
-------------------------------------------------------------------------------------------------------------------------------
        (4,002)            6,647            14,252              77,195           263,756           384,170         1,311,274


        28,952            22,305                --             594,123           330,367         2,636,534         1,325,260
-------------------------------------------------------------------------------------------------------------------------------
    $   24,950        $   28,952        $   14,252          $  671,318        $  594,123        $3,020,704        $2,636,534
===============================================================================================================================

           240             1,723             1,397               8,559            18,921             9,750            46,162
            --                --                --                  --                --                --                --
             4                 3                 2               1,967               641             3,747             1,461
          (839)           (1,045)               (1)             (4,783)           (6,926)           (9,492)          (12,934)
-------------------------------------------------------------------------------------------------------------------------------
          (595)              681             1,398               5,743            12,636             4,005            34,689
===============================================================================================================================

                                                         CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             39

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                    BOND FUND
                                                                                        ---------------------------------
                                                                                        SIX MONTHS ENDED
                                                                                        DECEMBER 31, 2006     YEAR ENDED
                                                                                           (UNAUDITED)      JUNE 30, 2006
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ......................................................      $    2,201        $    4,277
  Net realized gain (loss) from investment and foreign currency transactions ........            (485)             (249)
  Net increase (decrease) in unrealized appreciation/depreciation on investments
    and translation of assets and liabilities in foreign currencies .................           2,945            (4,963)
                                                                                        ---------------------------------
  Net increase (decrease) in net assets resulting from operations ...................           4,661              (935)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .............................................................          (2,329)           (4,454)
  Net realized gain from investment and foreign currency transactions ...............              --                --
                                                                                        ---------------------------------
Total distributions to shareholders .................................................          (2,329)           (4,454)

CAPITAL SHARE TRANSACTIONS:
  Shares from merger ................................................................              --            61,644
  Shares sold .......................................................................           3,865            21,176
  Shares issued for reinvestment of distributions ...................................           1,083             2,281
  Redemption fees ...................................................................              --                --
                                                                                        ---------------------------------
                                                                                                4,948            85,101
  Shares redeemed ...................................................................         (17,947)          (37,005)
                                                                                        ---------------------------------
  Net increase (decrease) from capital share transactions ...........................         (12,999)           48,096
                                                                                        ---------------------------------
  Net increase (decrease) in net assets .............................................         (10,667)           42,707

NET ASSETS:
  Beginning of period ...............................................................         119,003            76,296
                                                                                        ---------------------------------
  End of period .....................................................................      $  108,336        $  119,003
                                                                                        =================================
TRANSACTIONS IN SHARES:
  Shares sold .......................................................................             357             1,945
  Shares due to merger ..............................................................              --             5,585
  Shares issued for reinvestment of distributions ...................................             100               210
  Shares redeemed ...................................................................          (1,652)           (3,408)
                                                                                        ---------------------------------
  Net increase (decrease) ...........................................................          (1,195)            4,332
                                                                                        =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
40                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

---------------------------------------------------------------------------------------------------------
        MONEY MARKET FUND                   MONEY MARKET FUND
        FEDERAL PORTFOLIO                    PRIME PORTFOLIO                TAX-FREE MONEY MARKET FUND
---------------------------------   ---------------------------------   ---------------------------------
SIX MONTHS ENDED                    SIX MONTHS ENDED                    SIX MONTHS ENDED
DECEMBER 31, 2006     YEAR ENDED    DECEMBER 31, 2006     YEAR ENDED    DECEMBER 31, 2006     YEAR ENDED
   (UNAUDITED)      JUNE 30, 2006      (UNAUDITED)      JUNE 30, 2006      (UNAUDITED)      JUNE 30, 2006
---------------------------------------------------------------------------------------------------------
    $    5,446        $    7,390        $   15,704        $   19,509        $    1,902        $    3,129
            --                (1)               --               (84)               --                --

            --                --                --                --                --                --
---------------------------------------------------------------------------------------------------------
         5,446             7,389            15,704            19,425             1,902             3,129


        (5,446)           (7,390)          (15,704)          (19,509)           (1,902)           (3,129)
            --                --                --                --                --                --
---------------------------------------------------------------------------------------------------------
        (5,446)           (7,390)          (15,704)          (19,509)           (1,902)           (3,129)


            --                --                --                --                --                --
       225,916           306,957           834,195           714,946           183,599           341,487
           787             1,121             3,623             4,920               131               221
            --                --                --                --                --                --
---------------------------------------------------------------------------------------------------------
       226,703           308,078           837,818           719,866           183,730           341,708
      (163,940)         (306,425)         (778,184)         (665,522)         (153,524)         (378,489)
---------------------------------------------------------------------------------------------------------
        62,763             1,653            59,634            54,344            30,206           (36,781)
---------------------------------------------------------------------------------------------------------
        62,763             1,652            59,634            54,260            30,206           (36,781)


       204,538           202,886           571,536           517,276           110,327           147,108
---------------------------------------------------------------------------------------------------------
    $  267,301        $  204,538        $  631,170        $  571,536        $  140,533        $  110,327
=========================================================================================================

       225,916           306,957           834,195           714,946           183,599           341,487
            --                --                --                --                --                --
           787             1,121             3,623             4,920               131               222
      (163,940)         (306,425)         (778,184)         (665,523)         (153,524)         (378,489)
---------------------------------------------------------------------------------------------------------
        62,763             1,653            59,634            54,343            30,206           (36,780)
=========================================================================================================


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             41

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT STOCK FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                          DECEMBER 31,
                                                              2006                      FOR THE PERIODS ENDED JUNE 30,
                                                          (UNAUDITED)        2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $ 15.09        $ 15.33     $ 14.95     $ 13.29     $ 13.64     $ 15.47
                                                            ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...............................      0.11           0.14        0.13        0.08        0.11        0.10
    Net realized and unrealized gain (loss) on securities      0.93           1.79        0.71        1.66       (0.34)      (1.66)
                                                            ----------------------------------------------------------------------
  Total from investment operations ......................      1.04           1.93        0.84        1.74       (0.23)      (1.56)
                                                            ----------------------------------------------------------------------
  Distributions from:
    Net investment income ...............................     (0.11)         (0.15)      (0.13)      (0.08)      (0.12)      (0.10)
    Net realized gain on securities .....................     (1.64)         (2.02)      (0.33)         --          --       (0.17)
                                                            ----------------------------------------------------------------------
  Total distributions ...................................     (1.75)         (2.17)      (0.46)      (0.08)      (0.12)      (0.27)
                                                            ----------------------------------------------------------------------
Net asset value, end of period ..........................   $ 14.38        $ 15.09     $ 15.33     $ 14.95     $ 13.29     $ 13.64
                                                            ======================================================================
Total return ............................................      6.81%(a)      13.05%       5.67%      13.07%      (1.67)%    (10.16)%
                                                            ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .................   $   111        $   116     $    93     $   127     $    90     $    98
Ratio of expenses to average net assets:
  Net of waivers ........................................      0.90%          0.90%       0.88%       0.87%       0.86%       0.86%
  Before waivers ........................................      0.90%          0.93%       0.89%       0.87%       0.86%       0.86%
Ratio of net investment income to average net assets:
  Net of waivers ........................................      1.26%          1.04%       0.75%       0.50%       0.86%       0.70%
  Before waivers ........................................      1.26%          1.01%       0.74%       0.50%       0.86%       0.70%
Portfolio turnover rate .................................        49%(a)         60%         62%         54%         32%         14%

UMB SCOUT GROWTH FUND (FORMERLY THE UMB SCOUT STOCK SELECT FUND)(B)

----------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                          DECEMBER 31,
                                                              2006                      FOR THE PERIODS ENDED JUNE 30,
                                                          (UNAUDITED)        2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $  8.55        $  8.25     $  8.40     $  7.46     $  7.60     $  8.55
                                                            ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...............................      0.02           0.01        0.04        0.04        0.06        0.05
    Net realized and unrealized gain (loss) on securities      0.39           0.30       (0.15)       0.94       (0.14)      (0.95)
                                                            ----------------------------------------------------------------------
  Total from investment operations ......................      0.41           0.31       (0.11)       0.98       (0.08)      (0.90)
                                                            ----------------------------------------------------------------------
  Distributions from:
    Net investment income ...............................     (0.02)         (0.01)      (0.04)      (0.04)      (0.06)      (0.05)
    Net realized gain on securities .....................        --             --          --          --          --          --
                                                            ----------------------------------------------------------------------
Total distributions .....................................     (0.02)         (0.01)      (0.04)      (0.04)      (0.06)      (0.05)
                                                            ----------------------------------------------------------------------
Net asset value, end of period ..........................   $  8.94        $  8.55     $  8.25     $  8.40     $  7.46     $  7.60
                                                            ======================================================================
Total return ............................................      4.81%(a)       3.82%      (1.38)%     13.08%      (1.08)%    (10.60)%
                                                            ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .................   $    25        $    29     $    22     $    24     $    17     $    14
Ratio of expenses to average net assets:
  Net of waivers ........................................      0.90%          0.90%       0.92%       0.93%       0.90%       0.92%
  Before waivers ........................................      1.20%          1.34%       1.02%       0.93%       0.90%       0.92%
Ratio of net investment income to average net assets:
  Net of waivers ........................................      0.42%          0.18%       0.42%       0.44%       0.84%       0.58%
  Before waivers ........................................      0.12%         (0.26)%      0.32%       0.44%       0.84%       0.58%
Portfolio turnover rate .................................        73%(a)        113%        122%         23%         33%         15%

(A)NOT ANNUALIZED.

(B) EFFECTIVE APRIL 1, 2005, THE UMB SCOUT STOCK SELECT FUND WAS REORGANIZED AS THE UMB SCOUT GROWTH FUND, AND THE FUND'S INVESTMENT OBJECTIVE AND CERTAIN INVESTMENT POLICIES WERE CHANGED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
42                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT MID CAP FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              OCTOBER 31, 2006* TO
                                                                                                                DECEMBER 31, 2006
                                                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $ 10.00
                                                                                                                     -------
  Income from investment operations:
    Net investment income ...................................................................................           0.01
    Net realized and unrealized gain (loss) on securities ...................................................           0.19
                                                                                                                     -------
  Total from investment operations ..........................................................................           0.20
                                                                                                                     -------
  Distributions from:
    Net investment income ...................................................................................          (0.01)
    Net realized gain on securities .........................................................................             --
                                                                                                                     -------
  Total distributions .......................................................................................          (0.01)
                                                                                                                     -------
Net asset value, end of period ..............................................................................        $ 10.19
                                                                                                                     =======
Total return ................................................................................................           2.03%(a)
                                                                                                                     =======
Ratios/Supplemental Data
Net assets, end of period (in millions) .....................................................................        $    14
Ratio of expenses to average net assets:
  Net of waivers ............................................................................................           1.39%
  Before waivers ............................................................................................           1.88%
Ratio of net investment income to average net assets:
  Net of waivers ............................................................................................           0.68%
  Before waivers ............................................................................................           0.19%
Portfolio turnover rate .....................................................................................             72%(a)

UMB SCOUT SMALL CAP FUND (FORMERLY THE UMB SCOUT REGIONAL FUND)(B)

----------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                          DECEMBER 31,
                                                              2006                      FOR THE PERIODS ENDED JUNE 30,
                                                          (UNAUDITED)        2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $ 17.40        $ 15.36     $ 14.88     $ 10.89     $ 10.79     $ 10.79
                                                            ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...............................      0.01             --          --          --          --        0.07
    Net realized and unrealized gain (loss) on securities      0.36           2.45        1.08        4.27        0.21          --
                                                            ----------------------------------------------------------------------
  Total from investment operations ......................      0.37           2.45        1.08        4.27        0.21        0.07
                                                            ----------------------------------------------------------------------
  Distributions from:
    Net investment income ...............................        --             --          --          --          --       (0.07)
    Net realized gain on securities .....................     (0.94)         (0.41)      (0.60)      (0.28)      (0.11)         --
                                                            ----------------------------------------------------------------------
  Total distributions ...................................     (0.94)         (0.41)      (0.60)      (0.28)      (0.11)      (0.07)
                                                            ----------------------------------------------------------------------
Net asset value, end of period ..........................   $ 16.83        $ 17.40     $ 15.36     $ 14.88     $ 10.89     $ 10.79
                                                            ======================================================================
Total return ............................................      2.09%(a)      16.16%       7.34%      39.64%       2.11%       0.68%
                                                            ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .................   $   671        $   594     $   330     $   108     $    56     $    43
Ratio of expenses to average net assets .................      0.99%          1.06%       0.96%       0.89%       0.87%       0.88%
Ratio of net investment income (loss) to average
  net assets ............................................      0.14%         (0.09)%     (0.23)%     (0.20)%     (0.08)%      0.71%
Portfolio turnover rate .................................        64%(a)         92%         66%        109%         89%        105%

*     INCEPTION DATE.
(A)   NOT ANNUALIZED.
(B) EFFECTIVE JULY 2, 2001, THE UMB SCOUT REGIONAL FUND WAS REORGANIZED AS THE UMB SCOUT SMALL CAP FUND, AND THE FUND'S INVESTMENT OBJECTIVE AND CERTAIN INVESTMENT POLICIES WERE CHANGED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.          CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             43

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT INTERNATIONAL FUND (FORMERLY THE UMB SCOUT WORLDWIDE FUND)(A)

----------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                          DECEMBER 31,
                                                              2006                      FOR THE PERIODS ENDED JUNE 30,
                                                          (UNAUDITED)        2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $ 29.80        $ 24.64     $ 21.33     $ 17.08     $ 17.78     $ 19.58
                                                            ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...............................      0.12           0.26        0.22        0.16        0.18        0.13
    Net realized and unrealized gain (loss) on securities      4.14           5.47        3.31        4.25       (0.70)      (1.79)
                                                            ----------------------------------------------------------------------
  Total from investment operations ......................      4.26           5.73        3.53        4.41       (0.52)      (1.66)
                                                            ----------------------------------------------------------------------
  Distributions from:
    Net investment income ...............................     (0.10)         (0.27)      (0.22)      (0.16)      (0.18)      (0.13)
    Net realized gain on securities .....................     (1.30)         (0.30)         --          --          --       (0.01)
                                                            ----------------------------------------------------------------------
  Total distributions ...................................     (1.40)         (0.57)      (0.22)      (0.16)      (0.18)      (0.14)
                                                            ----------------------------------------------------------------------
Net asset value, end of period ..........................   $ 32.66        $ 29.80     $ 24.64     $ 21.33     $ 17.08     $ 17.78
                                                            ======================================================================
Total return ............................................     14.33%(b)      23.36%      16.58%      25.81%      (2.89)%     (8.48)%
                                                            ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .................   $ 3,021        $ 2,637     $ 1,325     $   724     $   446     $   405
Ratio of expenses to average net assets .................      0.95%          1.03%       1.04%       1.10%       1.14%       1.12%
Ratio of net investment income to average net assets ....      0.76%          1.08%       1.10%       0.87%       1.16%       0.77%
Portfolio turnover rate .................................        11%(b)         23%         19%         12%         12%         13%

UMB SCOUT BOND FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                          DECEMBER 31,
                                                              2006                      FOR THE PERIODS ENDED JUNE 30,
                                                          (UNAUDITED)        2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $ 10.66        $ 11.16     $ 11.15     $ 11.80     $ 11.54     $ 11.15
                                                            ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...............................      0.22           0.39        0.41        0.43        0.51        0.57
    Net realized and unrealized gain (loss) on securities      0.20          (0.47)       0.04       (0.55)       0.48        0.39
                                                            ----------------------------------------------------------------------
  Total from investment operations ......................      0.42          (0.08)       0.45       (0.12)       0.99        0.96
                                                            ----------------------------------------------------------------------
  Distributions from:
    Net investment income ...............................     (0.22)         (0.42)      (0.41)      (0.43)      (0.51)      (0.57)
    Net realized gain on securities .....................        --             --       (0.03)      (0.10)      (0.22)         --
                                                            ----------------------------------------------------------------------
  Total distributions ...................................     (0.22)         (0.42)      (0.44)      (0.53)      (0.73)      (0.57)
                                                            ----------------------------------------------------------------------
Net asset value, end of period ..........................   $ 10.86        $ 10.66     $ 11.16     $ 11.15     $ 11.80     $ 11.54
                                                            ======================================================================
Total return ............................................      3.92%(b)      (0.71)%      4.08%      (0.99)%      8.80%       8.76%
                                                            ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .................   $   108        $   119     $    76     $    82     $    78     $    74
Ratio of expenses to average net assets:
  Net of waivers ........................................      0.87%          0.87%       0.87%       0.87%       0.87%       0.91%
  Before waivers ........................................      0.87%          0.90%       0.89%       0.87%       0.87%       0.91%
Ratio of net investment income to average net assets:
  Net of waivers ........................................      3.75%          3.74%       3.65%       3.76%       4.20%       4.98%
  Before waivers ........................................      3.75%          3.71%       3.63%       3.76%       4.20%       4.98%
Portfolio turnover rate .................................        19%(b)         11%         25%         65%         66%         54%

(A) EFFECTIVE OCTOBER 31, 2006, THE UMB SCOUT WORLDWIDE FUND WAS REORGANIZED AS THE UMB SCOUT INTERNATIONAL FUND, AND THE FUND'S INVESTMENT OBJECTIVE AND CERTAIN INVESTMENT POLICIES WERE CHANGED.

(B)   NOT ANNUALIZED.

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
44                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                          DECEMBER 31,
                                                              2006                      FOR THE PERIODS ENDED JUNE 30,
                                                          (UNAUDITED)        2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                            ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...............................      0.02           0.04        0.02        0.01        0.01        0.02
                                                            ----------------------------------------------------------------------
  Distributions from:
    Net investment income ...............................     (0.02)         (0.04)      (0.02)      (0.01)      (0.01)      (0.02)
                                                            ----------------------------------------------------------------------
Net asset value, end of period ..........................   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                            ======================================================================
Total return ............................................      2.38%(a)       3.62%       1.69%       0.52%       0.92%       1.91%
                                                            ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .................   $   267        $   205     $   203     $   210     $   334     $   353
Ratio of expenses to average net assets .................      0.47%          0.50%       0.51%       0.51%       0.51%       0.51%
Ratio of net investment income to average net assets ....      4.68%          3.58%       1.65%       0.52%       0.91%       1.91%

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                          DECEMBER 31,
                                                              2006                      FOR THE PERIODS ENDED JUNE 30,
                                                          (UNAUDITED)        2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                            ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...............................      0.02           0.04        0.02        0.01        0.01        0.02
                                                            ----------------------------------------------------------------------
  Distributions from:
    Net investment income ...............................     (0.02)         (0.04)      (0.02)      (0.01)      (0.01)      (0.02)
                                                            ----------------------------------------------------------------------
Net asset value, end of period ..........................   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                            ======================================================================
Total return ............................................      2.42%(a)       3.68%       1.71%       0.54%       0.95%       1.94%
                                                            ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .................   $   631        $   572     $   517     $   587     $ 1,011     $   938
Ratio of expenses to average net assets .................      0.47%          0.50%       0.50%       0.51%       0.50%       0.51%
Ratio of net investment income to average net assets ....      4.76%          3.64%       1.69%       0.54%       0.94%       1.91%

UMB SCOUT TAX-FREE MONEY MARKET FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                          DECEMBER 31,
                                                              2006                      FOR THE PERIODS ENDED JUNE 30,
                                                          (UNAUDITED)        2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                            ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                      0.02           0.02        0.01          --        0.01        0.01
                                                            ----------------------------------------------------------------------
  Distributions from:
    Net investment income                                     (0.02)         (0.02)      (0.01)         --       (0.01)      (0.01)
                                                            ----------------------------------------------------------------------
Net asset value, end of period                              $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                            ======================================================================
Total return                                                   1.53%(a)       2.37%       1.25%       0.42%       0.71%       1.23%
                                                            ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                     $   141        $   110     $   147     $   146     $   197     $   175
Ratio of expenses to average net assets                        0.51%          0.53%       0.51%       0.51%       0.51%       0.51%
Ratio of net investment income to average net assets           3.03%          2.33%       1.24%       0.42%       0.70%       1.19%

(A)   NOT ANNUALIZED.

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             45

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following nine diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Growth Fund ("Growth"), UMB Scout Mid Cap Fund ("Mid Cap"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout International Fund ("International"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund," or collectively as the "Funds"). Prior to April 2005, the Growth Fund was known as the UMB Scout Stock Select Fund. Prior to October 2006, the International Fund was known as the UMB Scout WorldWide Fund.

The Funds' investment objectives are as follows:

FUND                                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
Stock ..................................  Long-term growth of capital and income

Growth .................................  Long-term growth of capital

Mid Cap ................................  Long-term growth of capital

Small Cap ..............................  Long-term growth of capital

International ..........................  Long-term growth of capital and income

Bond ...................................  Maximum current income consistent with quality and maturity standards

Money Market - Federal Portfolio .......  Maximum income consistent with safety of principal and liquidity

Money Market - Prime Portfolio .........  Maximum income consistent with safety of principal and liquidity

Tax-Free Money Market ..................  Highest level of income exempt from federal income tax consistent with quality and maturity standards
------------------------------------------------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A) SECURITY VALUATIONS -- Each security listed on an exchange, except Nasdaq Global Market(R) and Nasdaq Capital Market(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq Global Market(R) and Nasdaq Capital Market(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Securities held in the UMB Scout International Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time).

      If the Funds' Advisor determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds' Advisor will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security.


--------------------------------------------------------------------------------
46                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

      Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

B) FOREIGN CURRENCY -- Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

      a. Market value of investment securities, other than assets and liabilities -- at the closing rate of exchange on December 31, 2006.

      b. Purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

C) SECURITIES LENDING -- Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statement of Assets and Liabilities. The cash collateral is maintained on each Fund's behalf by the lending agent and is invested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates) and money market funds. Loans are subject to termination at the option of the borrower of the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      As of December 31, 2006, the value of securities loaned and the payable on collateral due to broker were as follows:

                                            MARKET VALUE        PAYABLE ON
                                           OF SECURITIES        COLLATERAL
      FUND                                     LOANED         DUE TO BROKER
      ---------------------------------------------------------------------
      Stock .............................   $  5,637,071      $  5,841,842

      Growth ............................      2,774,783         2,875,579

      International .....................    423,265,939       438,641,426

      Bond ..............................     43,082,835        44,647,855

                                                         CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             47

DECEMBER 31, 2006 (UNAUDITED)

Cash collateral was jointly pooled and invested in the following securities as of December 31, 2006:

                                     STOCK FUND   GROWTH FUND   INTERNATIONAL FUND    BOND FUND      TOTAL
-------------------------------------------------------------------------------------------------------------
Alliance & Leicester PLC
  5.360%, 1/08/07 .................   $178,135     $ 87,685         $13,375,479      $1,361,446   $15,002,745
Allstate Life Global Fund TR
  5.330%, 01/04/07 ................    178,101       87,669          13,373,020       1,361,195    14,999,985
American Express Credit
  5.320%, 01/20/07 ................    178,102       87,669          13,373,032       1,361,197    15,000,000
Aust & NZ Banking Group
  5.350%, 01/23/07 ................    178,188       87,711          13,379,493       1,361,854    15,007,246
Banco Santander Totta LN
  5.350%, 01/16/07 ................    118,724       58,441           8,914,589         907,386     9,999,140
Bank Of America NA
  5.315%, 01/26/07 ................    178,102       87,669          13,373,032       1,361,197    15,000,000
Bear Stearns Co., Inc.
  5.430%, 01/05/07 ................    178,262       87,748          13,385,068       1,362,422    15,013,500
Comerica Bank
  5.350%, 01/14/07 ................    178,273       87,753          13,385,871       1,362,503    15,014,400
DNB NOR Bank ASA
  5.340%, 01/25/07 ................    178,161       87,696          13,377,393       1,361,640    15,004,890
First Tennessee Bank
  5.360%, 01/17/07 ................    178,171       87,703          13,378,167       1,361,719    15,005,760
Genworth Global Funding
  5.333%, 01/15/07 ................    178,103       87,669          13,373,031       1,361,197    15,000,000
HSH Nordbank AG
  5.360%, 01/21/07 ................    178,103       87,669          13,373,031       1,361,197    15,000,000
Irish Life & Permanent
  5.370%, 01/22/07 ................    178,113       87,674          13,373,835       1,361,278    15,000,900
Lehman Brothers Holdings
  5.410%, 01/22/07 ................    118,783       58,469           8,918,921         907,827    10,004,000
Liberty Light US Capital
  5.310%, 01/07/07 ................    178,076       87,656          13,371,026       1,360,992    14,997,750
Liquid Funding LTD
  5.330%, 01/29/07 ................    178,086       87,661          13,371,829       1,361,074    14,998,650


--------------------------------------------------------------------------------
48                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

                                     STOCK FUND   GROWTH FUND   INTERNATIONAL FUND   BOND FUND      TOTAL
-------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.
  5.363%, 02/28/07 ................  $  178,103    $   87,669      $ 13,373,031     $ 1,361,197  $ 15,000,000
Morgan Stanley
  5.373%, 12/31/06 ................     178,103        87,669        13,373,031       1,361,197    15,000,000
National Rural Util. COOP
  5.339%, 01/01/07 ................     118,735        58,446         8,915,355         907,464    10,000,000
Pricoa Global Funding
  5.340%, 01/27/07 ................     118,733        58,445         8,915,230         907,452     9,999,860
SLM Corp.
  5.360%, 01/20/07 ................     118,721        58,439         8,914,339         907,361     9,998,860
SLM Corp.
  5.350%, 01/14/07 ................      59,368        29,223         4,457,677         453,732     5,000,000
Societe Generale
  5.340%, 01/02/07 ................     178,120        87,677        13,374,329       1,361,329    15,001,455
Unicred Ital Bank Ireland
  5.360%, 01/09/07 ................     178,103        87,669        13,373,031       1,361,197    15,000,000
Westlb AG
  5.390%, 01/10/07 ................      41,575        20,465         3,121,710         317,748     3,501,498
JP Morgan
  5.359%, 01/01/07 ................     178,103        87,669        13,373,031       1,361,197    15,000,000
Prudential FA
  5.375%, 01/15/07 ................      59,368        29,223         4,457,677         453,732     5,000,000
Wachovia Securities
  5.400%, 01/02/07 ................     178,103        87,669        13,373,031       1,361,197    15,000,000
ING USA Annuity & Life
  5.390%, 01/26/07 ................     178,103        87,669        13,373,032       1,361,196    15,000,000
Greenwich Capital Holdings
  5.463%, 01/02/07 ................     178,103        87,669        13,373,032       1,361,196    15,000,000
Provident Temp Cash
  5.199%, 01/02/07 ................     670,331       329,963        50,332,583       5,123,186    56,456,063
Barclays Capital Repo
  5.270%, 01/02/07 ................     498,687       245,473        37,444,490       3,811,350    42,000,000
                                     ------------------------------------------------------------------------
                                     $5,841,842    $2,875,579      $438,641,426     $44,647,855  $492,006,702
                                     ========================================================================

                                                         CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             49

DECEMBER 31, 2006 (UNAUDITED)

D) FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

      As of June 30, 2006, the following Funds had net capital loss carryovers:

                                                                        MONEY MARKET       MONEY MARKET      TAX-FREE
                                    GROWTH   INTERNATIONAL    BOND          FUND               FUND        MONEY MARKET
(IN THOUSANDS)                       FUND         FUND        FUND   FEDERAL PORTFOLIO   PRIME PORTFOLIO       FUND
-----------------------------------------------------------------------------------------------------------------------
For losses expiring June 30,
  2010 ...........................  $   --       $2,504      $  --          $ --              $  --            $ --
  2011 ...........................   2,070        1,472         --            --                  1              26
  2012 ...........................     841        1,666         --            --                 --              --
  2013 ...........................      --           --        170            --                 --              --
  2014 ...........................      --           --        180            21                106              --
                                    -----------------------------------------------------------------------------------
Total ............................  $2,911       $5,642      $ 350          $ 21              $ 107            $ 26
                                    ===================================================================================

      Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

      As of June 30, 2006, Bond, Money Market Fund - Federal Portfolio and Money Market Fund - Prime Portfolio had (in thousands): $329, $1, and $4, respectively, of post-October losses, which are deferred until July 1, 2006 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

E) DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

F) AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

G) USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

H) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.


--------------------------------------------------------------------------------
50                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

2.    INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A) INVESTMENT ADVISORY FEES -- The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the "Agreement") with Scout Investment Advisors, Inc. (the "Advisor"). Each of the Funds was subject to the following fees under the Agreement for the period from July 1, 2006 through December 31, 2006:

            Stock and Growth -- 0.60% of the first $1 billion of average daily net assets and 0.575% of daily net assets over $1 billion.

            Mid Cap -- 0.80% of the first $1 billion of average daily net assets and 0.70% of daily net assets over $1 billion.

            Small Cap -- 0.75% of the first $1 billion of average daily net assets and 0.65% of daily net assets over $1 billion.

            International -- 0.80% of the first $1 billion of average daily net assets and 0.70% of daily net assets over $1 billion.

            Bond -- 0.57% of the first $1 billion of average daily net assets and 0.52% of daily net assets over $1 billion.

            Money Market - Federal Portfolio and Tax-Free Money Market -- 0.30% of average daily net assets.

            Money Market - Prime Portfolio -- 0.34% of average daily net assets.

      Under an agreement with the Trust, on behalf of Stock, Growth, Mid Cap and Bond Funds, the Advisor has agreed to subsidize expenses in order to limit the overall expenses of the Stock, Growth, Mid Cap and Bond Funds to no more than 0.90%, 0.90%, 1.40% and 0.87% of each Fund's average daily net assets (the "Expense Limits"), respectively, through October 31, 2007. Any time the annual total operating expenses of the UMB Scout Stock Fund, the UMB Scout Growth Fund, the UMB Scout Mid Cap Fund and the UMB Scout Bond Fund are less than each Fund's respective Expense Limit on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously reduced to the extent that such reimbursement will not cause that Fund's annual total operating expenses to exceed its Expense Limit on an annualized basis. The UMB Scout Stock Fund, the UMB Scout Growth Fund and the UMB Scout Bond Fund are not obligated to reimburse the Advisor for fees that were reduced by the Advisor more than thirty-six months before the date of such reimbursement and no reimbursement will be sought for periods prior to October 31, 2006.

B) ADMINISTRATION AND FUND ACCOUNTING FEES -- The Trust, on behalf of the Funds, has entered into an Administration and Fund Accounting Agreement with UMB Fund Services, Inc. ("UMBFS"), an affiliate of the Advisor. Each of the Funds was subject to the following fees under the Administration and Fund Accounting Agreement for the period from July 1, 2006 through December 31, 2006:

            Stock, Growth, Mid Cap, Small Cap, Bond, Money Market - Federal Portfolio, Money Market - Prime Portfolio and Tax-Free Money
            Market -- 0.10% of the first $250 million of average daily net assets, 0.075% of the next $250 million of average daily net assets, 0.050% of the next $250 million of average daily net assets and 0.030% of daily net assets over $750 million.

            International -- 0.12% of the first $250 million of average daily net assets, 0.095% of the next $250 million of average daily net assets, 0.070% of the next $250 million of average daily net assets and 0.050% of daily net assets over $750 million.

C) SHAREHOLDER SERVICING FEES -- UMBFS also serves as the Funds' transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.

D) CUSTODIAN FEES -- UMB Bank, n.a. (the "Bank"), an affiliate of the Advisor, serves as the Funds' custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

E) GENERAL -- Certain of the Officers and Directors of the Trust are Officers and Directors of one or more of the above companies.

                                                         CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             51

NOTES TO FINANCIAL STATEMENTS (CONTINUED)D
DECEMBER 31, 2006 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

The aggregate amount of security transactions during the six months ended December 31, 2006, excluding short-term investments, were as follows:

                                             OTHER THAN
                                           U.S. GOVERNMENT     U.S. GOVERNMENT
(IN THOUSANDS)                               SECURITIES          SECURITIES
--------------------------------------------------------------------------------
STOCK FUND:
  Purchases .......................          $   54,144          $       --
  Sale/Maturity proceeds ..........          $   61,966          $       --

GROWTH FUND:
  Purchases .......................          $   19,133          $       --
  Sale/Maturity proceeds ..........          $   25,075          $       --

MID CAP FUND:
  Purchases .......................          $   22,936          $       --
  Sale/Maturity proceeds ..........          $    9,384          $       --

SMALL CAP FUND:
  Purchases .......................          $  482,255          $       --
  Sale/Maturity proceeds ..........          $  328,963          $       --

INTERNATIONAL FUND:
  Purchases .......................          $  349,637          $       --
  Sale/Maturity proceeds ..........          $  278,119          $       --

BOND FUND:
  Purchases .......................          $       --          $   21,426
  Sale/Maturity proceeds ..........          $    8,528          $   25,454

The aggregate amount of security transactions during the six months ended December 31, 2006 for the Money Market Funds were as follows:

                                             OTHER THAN
                                           U.S. GOVERNMENT     U.S. GOVERNMENT
(IN THOUSANDS)                               SECURITIES          SECURITIES
--------------------------------------------------------------------------------
MONEY MARKET FUND - FEDERAL PORTFOLIO:
  Purchases .......................          $       --          $2,670,941
  Sale/Maturity proceeds ..........          $       --          $2,611,784

MONEY MARKET FUND - PRIME PORTFOLIO:
  Purchases .......................          $6,178,079          $1,633,943
  Sale/Maturity proceeds ..........          $6,024,462          $1,747,298

TAX-FREE MONEY MARKET FUND:
  Purchases .......................          $  364,539          $       --
  Sale/Maturity proceeds ..........          $  333,158          $       --

4. FEDERAL TAX INFORMATION

At December 31, 2006, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

                                                    STOCK          GROWTH        MID CAP       SMALL CAP    INTERNATIONAL
(IN THOUSANDS)                                       FUND           FUND           FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation .........................  $ 15,323       $  1,951       $    476       $ 73,965      $  821,069
Unrealized depreciation .........................    (1,003)          (573)          (197)       (11,703)        (20,513)
                                                   ----------------------------------------------------------------------
Net unrealized appreciation (depreciation) ......  $ 14,320       $  1,378       $    279       $ 62,262      $  800,556
                                                   ======================================================================
Cost of securities on a tax basis ...............  $102,816       $ 25,289       $ 15,043       $587,595      $2,656,536
                                                   ======================================================================

                                                                              MONEY MARKET   MONEY MARKET
                                                                                   FUND           FUND          TAX-FREE
                                                                    BOND         FEDERAL         PRIME        MONEY MARKET
(IN THOUSANDS)                                                      FUND        PORTFOLIO      PORTFOLIO          FUND
-------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation ........................................  $    571       $     --       $     --        $     --
Unrealized depreciation ........................................    (2,103)            --             --        $     --
                                                                  -------------------------------------------------------
Net unrealized appreciation (depreciation) .....................  $ (1,532)      $     --       $     --        $     --
                                                                  =======================================================
Cost of securities on a tax basis ..............................  $154,025       $266,819       $628,342        $140,084
                                                                  =======================================================


--------------------------------------------------------------------------------
52                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

The tax character of distributions paid during the fiscal years ended June 30, 2006 and 2005 were as follows:

                                        STOCK FUND               GROWTH FUND            SMALL CAP FUND         INTERNATIONAL FUND
                                   ----------------------------------------------------------------------------------------------
                                     YEAR        YEAR         YEAR        YEAR         YEAR        YEAR         YEAR        YEAR
                                    ENDED       ENDED        ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                   JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,
(IN THOUSANDS)                       2006        2005         2006        2005         2006        2005         2006        2005
---------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..............   $  2,682    $    850     $     51    $    103     $  4,521    $  1,042     $ 22,349    $11,370
  Net long-term capital gains ..     12,071       2,612           --          --        6,265       5,876       20,492         --
                                   ----------------------------------------------------------------------------------------------
Total taxable distributions ....     14,753       3,462           51         103       10,786       6,918       42,841     11,370
  Exempt interest ..............         --          --           --          --           --          --           --         --
                                   ----------------------------------------------------------------------------------------------
Total distributions paid .......   $ 14,753    $  3,462     $     51    $    103     $ 10,786    $  6,918     $ 42,841    $11,370
                                   ==============================================================================================

                                                             MONEY MARKET FUND        MONEY MARKET FUND            TAX-FREE
                                        BOND FUND            FEDERAL PORTFOLIO         PRIME PORTFOLIO         MONEY MARKET FUND
                                   ----------------------------------------------------------------------------------------------
                                     YEAR        YEAR         YEAR        YEAR         YEAR        YEAR         YEAR        YEAR
                                    ENDED       ENDED        ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                   JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,
(IN THOUSANDS)                       2006        2005         2006        2005         2006        2005         2006        2005
---------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..............   $  4,454    $  2,910     $  7,390    $  3,655     $ 19,509    $  9,853     $     --    $    --
  Net long-term capital gains ..         --         209           --          --           --          --           --         --
                                   ----------------------------------------------------------------------------------------------
Total taxable distributions ....      4,454       3,119        7,390       3,655       19,509       9,853           --         --
  Exempt interest ..............         --          --           --          --           --          --        3,129      1,935
                                   ----------------------------------------------------------------------------------------------
Total distributions paid .......   $  4,454    $  3,119     $  7,390    $  3,655     $ 19,509    $  9,853     $  3,129    $ 1,935
                                   ==============================================================================================

As of June 30, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                       MONEY       MONEY
                                                                                                       MARKET      MARKET   TAX-FREE
                                                                                                        FUND        FUND     MONEY
                                            STOCK      GROWTH    SMALL CAP  INTERNATIONAL    BOND     FEDERAL      PRIME     MARKET
(IN THOUSANDS)                               FUND       FUND        FUND         FUND        FUND    PORTFOLIO   PORTFOLIO    FUND
Undistributed ordinary income ...........  $     54   $      6    $ 19,026     $    675    $     --   $    --     $    --   $    --
Undistributed long-term capital gains ...     4,254         --      11,927       82,400          --        --          --        --
                                           ----------------------------------------------------------------------------------------
Tax accumulated earnings ................     4,308          6      30,953       83,075          --        --          --        --
Accumulated capital and other losses ....        --     (2,911)         --       (5,642)       (679)      (22)       (111)      (26)
Unrealized appreciation (depreciation) ..    16,049      2,147      55,349      473,835      (4,477)       --          --        --
                                           ----------------------------------------------------------------------------------------
Total accumulated earnings (deficit) ....  $ 20,357   $   (758)   $ 86,302     $551,268    $ (5,156)  $   (22)    $  (111)  $   (26)
                                           ========================================================================================

                                                         CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             53

DECEMBER 31, 2006 (UNAUDITED)

5. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority to the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax expense in the Statement of Operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the applications of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.


--------------------------------------------------------------------------------
54                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SHAREHOLDER INFORMATION (UNAUDITED)
DECEMBER 31, 2006

EXPENSE EXAMPLE

As a shareholder of the UMB Scout Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. In addition, shareholders of the UMB Scout International Fund, UMB Scout Mid Cap Fund and UMB Scout Small Cap Fund will be charged a 2.00% redemption fee for shares redeemed or exchanged within two months of purchase. The Example on the next page is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line of the table on the next page under each Funds' name entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table on the next page under each Funds' name entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary or the redemption fee charged in certain circumstances for UMB Scout International Fund, UMB Scout Mid Cap Fund and UMB Scout Small Cap Fund. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included your costs would have been higher.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             55

DECEMBER 31, 2006

                                                                       EXPENSES
                                                                         PAID
                                  BEGINNING     ENDING                  DURING
                                   ACCOUNT      ACCOUNT    ANNUALIZED   PERIOD
                                    VALUE        VALUE      EXPENSE    7/1/06 -
FUND                               7/1/06      12/31/06      RATIO     12/31/06*
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND
  Actual ....................... $1,000.00    $1,068.10     0.9009%     $ 4.70
  Hypothetical .................  1,000.00     1,020.46     0.9009%       4.59
UMB SCOUT GROWTH FUND
  Actual .......................  1,000.00     1,048.10     0.9012%       4.65
  Hypothetical .................  1,000.00     1,020.46     0.9012%       4.59
UMB SCOUT MID CAP FUND
  Actual .......................  1,000.00     1,020.30     1.3930%       2.39
  Hypothetical .................  1,000.00     1,022.63     1.3930%       2.39
UMB SCOUT SMALL CAP FUND
  Actual .......................  1,000.00     1,020.90     0.9947%       5.07
  Hypothetical .................  1,000.00     1,019.99     0.9947%       5.06
UMB SCOUT INTERNATIONAL FUND
  Actual .......................  1,000.00     1,143.30     0.9485%       5.12
  Hypothetical .................  1,000.00     1,020.22     0.9485%       4.83
UMB SCOUT BOND FUND
  Actual .......................  1,000.00     1,039.20     0.8706%       4.47
  Hypothetical .................  1,000.00     1,020.61     0.8706%       4.43
UMB SCOUT MONEY MARKET
FUND - FEDERAL PORTFOLIO
  Actual ....................... $1,000.00    $1,023.80     0.4686%     $ 2.39
  Hypothetical .................  1,000.00     1,022.64     0.4686%       2.39
UMB SCOUT MONEY MARKET
FUND - PRIME PORTFOLIO
  Actual .......................  1,000.00     1,024.20     0.4731%       2.41
  Hypothetical .................  1,000.00     1,022.62     0.4731%       2.41
UMB SCOUT TAX-FREE
MONEY MARKET FUND
  Actual .......................  1,000.00     1,015.30     0.5093%       2.59
  Hypothetical .................  1,000.00     1,022.43     0.5093%       2.60

* EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR 184/365 (TO REFLECT THE HALF-YEAR PERIOD).

INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR UMB SCOUT MID CAP FUND

At a meeting held August 17, 2006, the Board of Trustees of UMB Scout Funds ("Board"), including a majority of noninterested or independent Trustees, approved the investment advisory agreement for UMB Scout Mid Cap Fund (the "Fund") for an initial two-year term. In reaching this decision, the Board considered and discussed the information presented by Fund management and Scout Investment Advisors, Inc. (the "Advisor") with respect to the investment advisory services to be provided to the new Fund. The Board considered management's presentation of the lead portfolio manager's credentials, the lead portfolio manager's presentation regarding the investment strategies and investment methodology to be utilized to manage the Fund's portfolio, as well as the operational capabilities of the Advisor with respect to managing the new Fund. The Board also reviewed and considered the lead portfolio manager's previous role and experience as the lead portfolio manager for a fund managed using a strategy similar to the strategy presented for the Fund. The Board considered the proposed advisory fees and other fees and expenses of the Fund, as well as the Advisor's agreement to limit fees and assume expenses of the Fund so that total annual operating expenses do not exceed 1.40% for the Fund's first year of operations. The Board also considered the proposed Fund fees and expenses in comparison to the fees of similar funds provided by an independent third party data provider. Based on the information presented at the meeting, the materials provided to the Board and the Board's discussions at the meeting, the Board determined that the terms of the proposed investment advisory agreement, including fees, were fair and reasonable and the Board unanimously approved the investment advisory agreement for the Fund.


--------------------------------------------------------------------------------
56                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

                      PROXY VOTING POLICIES AND PROCEDURES

    For a description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at
     www.sec.gov as well as the Funds' website at www.umbscoutfunds.com. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available as of August 31, 2006 without charge, upon request, by calling 800-996-2862 or by accessing the website of the Securities and Exchange Commission.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form
 N-Q. Each Fund's Form N-Q is available on the website of the Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the
   Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE SHAREHOLDERS OF THE UMB SCOUT STOCK FUND, THE UMB SCOUT GROWTH FUND, THE UMB SCOUT MID CAP FUND, THE UMB SCOUT SMALL CAP FUND, THE UMB SCOUT INTERNATIONAL FUND, THE UMB SCOUT BOND FUND, THE UMB SCOUT MONEY MARKET FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET FUND,
    AND IS NOT TO BE CONSTRUED AS AN OFFERING OF THE SHARES OF THE FUNDS.

  NOT AUTHORIZED FOR DISTRIBUTION UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT
                           UMB SCOUT FUNDS PROSPECTUS.

  THE UMB SCOUT FUNDS ARE DISTRIBUTED BY UMB DISTRIBUTION SERVICES, LLC, AN
   AFFILIATE OF UMB FINANCIAL CORPORATION, AND MANAGED BY SCOUT INVESTMENT
                ADVISORS, INC., A SUBSIDIARY OF UMB BANK, N.A.

UMB SCOUT FUNDS                            INVESTMENT ADVISOR
100% No-Load Mutual Funds                    Scout Investment Advisors, Inc.
  Stock Fund                                 Kansas City, Missouri
  Growth Fund
  Mid Cap Fund                             AUDITORS
  Small Cap Fund                             BKD, LLP
  International Fund                         Houston, Texas
  Bond Fund
  Money Market Fund - Federal Portfolio    LEGAL COUNSEL
  Money Market Fund - Prime Portfolio        Stradley Ronon Stevens & Young, LLP
  Tax-Free Money Market Fund                 Philadelphia, Pennsylvania

                                           CUSTODIAN
                                             UMB Bank, n.a.
                                             Kansas City, Missouri

                                           DISTRIBUTOR
                                             UMB Distribution Services, LLC
                                             Milwaukee, Wisconsin

                                           TRANSFER AGENT
                                             UMB Fund Services, Inc.
                                             Milwaukee, Wisconsin



               [LOGO]
          UMB | SCOUT FUNDS
            P.O. Box 1241
       Milwaukee, WI 53201-1241

        TOLL FREE 800-996-2862

          umbscoutfunds.com

"UMB," "Scout" and the Scout design -
       Reg. U.S. Pat & Tr. Off.

                                                              UMB 000047 (02/07)
                                                                     SC-410-0207

                               UMB | SCOUT FUNDS           [GRAPHIC]



                     MONEY MARKET FUND -- FEDERAL PORTFOLIO
                                    (UMFXX)

                      MONEY MARKET FUND -- PRIME PORTFOLIO
                                    (UMPXX)

                           TAX-FREE MONEY MARKET FUND
                                    (UMTXX)



                     SEMI ANNUAL REPORT | DECEMBER 31, 2006

[GRAPHIC]         TABLE OF CONTENTS
                  Money Market Fund .........................................  1
                  Tax-Free Money Market Fund ................................  5
                  Statements of Assets and Liabilities ......................  9
                  Statements of Operations .................................. 10
                  Statements of Changes in Net Assets ....................... 11
                  Financial Highlights ...................................... 13
                  Notes to Financial Statements ............................. 15
                  Shareholder Information ................................... 19


SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.


--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

[GRAPHIC] MONEY MARKET FUND

OBJECTIVE:

THE UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO AND UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO EACH SEEK MAXIMUM INCOME CONSISTENT WITH SAFETY OF PRINCIPAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM DEBT OBLIGATIONS.

The UMB Scout Money Market Fund - Prime Portfolio provided investors returns of 4.52%, 1.98% and 3.45% for the one-, five- and ten-year periods ended December 31, 2006. The UMB Scout Money Market Fund - Federal Portfolio provided investors returns of 4.43%, 1.95% and 3.39% for the one-, five- and ten-year periods ended December 31, 2006. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND CURRENT 7-DAY YIELD, PLEASE CALL 800.996.2862 OR VISIT UMBSCOUTFUNDS.COM.

The Federal Open Market Committee (Fed) ended its two-year tightening campaign by "pausing" its target for the Federal Funds rate at 5.25%. The Fed maintained a neutral position throughout the second half of 2006. This position allowed money market investors to collect returns above 4% for the first time in nearly five years.

The Fund adjusted its average maturity outward as the pause in Fed activity became more clearly entrenched. The futures markets indicate a clear consensus that the next direction for overnight rates will be downward, so the Fund positioned its average maturity at the longer end of its defined range.

Thank you for your continued support of the UMB Scout Funds.

JEANNE K. GIROUX
J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.


FUND DIVERSIFICATION
UMB SCOUT MONEY MARKET FUND FEDERAL PORTFOLIO (UMFXX)

                                   [GRAPHIC]

Government & Agencies ....................................................  100%

BASED ON TOTAL INVESTMENTS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.


FUND DIVERSIFICATION
UMB SCOUT MONEY MARKET FUND PRIME PORTFOLIO (UMPXX)

                                   [GRAPHIC]

Government & Agencies .....................................................  47%
Corporate Bonds ...........................................................  26%
Commerical Paper ..........................................................  21%
Municipal Bonds ...........................................................   6%

BASED ON TOTAL INVESTMENTS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                              1

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

MONEY MARKET FUND - FEDERAL PORTFOLIO

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 99.8%
FEDERAL HOME LOAN BANK -- 73.0%
$ 82,000,000  1.42%, 01/02/07 .................................  $   81,989,066
   2,000,000  5.49%, 01/02/07 .................................       2,000,000
  25,000,000  4.10%, 01/10/07 .................................      24,967,938
     250,000  4.00%, 01/26/07, callable .......................         249,772
     700,000  4.10%, 01/26/07, callable .......................         699,386
   2,000,000  5.25%, 02/02/07 .................................       2,000,000
   4,000,000  5.25%, 02/06/07 .................................       4,000,000
   1,900,000  5.40%, 02/09/07 .................................       1,899,933
   5,000,000  Variable Rate, 02/22/07 .........................       4,996,313
   5,735,000  Variable Rate, 02/22/07 .........................       5,729,108
   1,000,000  3.30%, 02/26/07, callable .......................         996,912
   2,000,000  5.10%, 02/28/07 .................................       1,998,851
  10,000,000  4.88%, 03/01/07 .................................       9,993,978
   2,285,000  4.73%, 03/09/07, callable .......................       2,283,013
   1,500,000  Variable Rate, 03/14/07 .........................       1,498,713
   5,000,000  Variable Rate, 03/23/07 .........................       4,991,040
   3,500,000  Variable Rate, 04/27/07 .........................       3,495,225
   2,175,000  Variable Rate, 05/04/07 .........................       2,168,869
   5,000,000  Variable Rate, 05/15/07 .........................       4,993,412
   5,000,000  Variable Rate, 05/15/07 .........................       5,000,000
   2,500,000  5.13%, 06/01/07 .................................       2,500,000
   1,650,000  5.50%, 08/15/07, callable .......................       1,650,000
     500,000  Variable Rate, 08/28/07 .........................         498,716
   2,500,000  Variable Rate, 10/03/07 .........................       2,500,000
   5,000,000  5.22%, 11/14/07, callable .......................       5,000,000
   4,500,000  Variable Rate, 11/15/07 .........................       4,498,328
   5,000,000  5.25%, 11/16/07, callable .......................       5,000,000
   2,500,000  5.20%, 11/21/07, callable .......................       2,500,000
   5,000,000  5.25%, 12/19/07, callable .......................       5,000,000
                                                                 --------------
TOTAL FEDERAL HOME LOAN BANK ..................................     195,098,573
                                                                 ==============
FEDERAL HOME LOAN MORTGAGE CORP. -- 19.2%
$  1,000,000  6.70%, 01/05/07 .................................  $    1,000,139
   5,000,000  3.99%, 01/09/07 .................................       4,994,311
     565,000  6.70%, 01/09/07 .................................         565,152
   4,450,000  3.00%, 01/16/07, callable .......................       4,445,866
  10,000,000  3.05%, 01/19/07,callable ........................       9,988,837
  10,000,000  2.80%, 01/26/07, callable .......................       9,982,620
   1,500,000  Variable Rate, 01/26/07 .........................       1,500,000
     365,000  Variable Rate, 01/29/07, callable ...............         364,752
   5,075,000  Variable Rate, 02/09/07, callable ...............       5,063,499
   6,000,000  3.63%, 02/15/07 .................................       5,987,236
   1,900,000  4.88%, 02/26/07, callable .......................       1,900,000
   5,112,000  4.88%, 03/15/07 .................................       5,108,126
     510,000  4.50%, 04/18/07, callable .......................         508,858
                                                                 --------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP. ........................      51,409,396
                                                                 ==============
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.6%
   5,000,000  5.00%, 01/15/07 .................................       4,999,214
   1,500,000  2.63%, 01/19/07, callable .......................       1,498,043
     330,000  4.78%, 01/26/07 .................................         328,820
     328,000  5.01%, 02/09/07 .................................         326,170
   5,000,000  3.55%, 02/16/07, callable .......................       4,988,589
     500,000  6.92%, 03/19/07 .................................         502,012
   4,700,000  2.60%, 03/30/07, callable .......................       4,670,399
     500,000  4.17%, 04/05/07, callable .......................         498,635
   2,500,000  5.25%, 04/15/07 .................................       2,499,637

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ...................      20,311,519
                                                                 ==============
TOTAL U.S. GOVERNMENT AGENCIES
(COST $266,819,488) -- 99.8% ..................................     266,819,488
                                                                 ==============
TOTAL INVESTMENTS
(COST $266,819,488) -- 99.8% ..................................     266,819,488

Other Assets and Liabilities -- 0.2%                                    481,677
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  267,356,566 shares outstanding)                                $  267,301,165
                                                                 ==============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
2                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

MONEY MARKET FUND - PRIME PORTFOLIO

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
SHORT-TERM CORPORATE NOTES -- 46.5%
              AIG SunAmerica Global Financing IX
$  2,036,000    5.10%, 01/17/07(3) ............................  $    2,035,635
              ASIF Global Financing XXVI
   7,000,000    2.50%, 01/30/07(3) ............................       6,984,262
              Bank of America Corp.
   3,485,000    5.25%, 02/01/07 ...............................       3,484,403
              Bank of Ireland
  20,000,000    5.25%, 01/16/07 ...............................      19,956,208
              Bank of Montreal
  10,365,000    7.80%, 04/01/07 ...............................      10,425,572
              Bank One NA Illinois
  10,000,000    Variable, 01/12/07 ............................      10,000,474
              Bear Stearns Cos., Inc.
   5,000,000    5.70%, 01/15/07 ...............................       5,000,364
              BellSouth Corp.
  16,352,000    5.30%, 01/22/07 ...............................      16,301,445
              Canadian Imperial Bank of Commerce/New York
  10,000,000    Variable Rate, 01/30/07 .......................      10,001,407
              Caterpillar Financial Services Corp.
   4,950,000    Variable Rate, 02/26/07 .......................       4,951,345
              Citigroup Funding, Inc.
   5,000,000    5.25%, 01/05/07 ...............................       4,997,083
              Emerson Electric
   6,590,000    5.24%, 01/22/07 ...............................       6,569,857
              Fifth Third Bancorp
   4,565,000    2.70%, 01/30/07 ...............................       4,555,518
              Gannett Co., Inc.
   4,000,000    5.30%, 01/04/07 ...............................       3,998,233
              General Electric Capital Corp.
   5,500,000    Variable Rate, 01/05/07 .......................       5,500,105
              HSBC Finance Corp.
   5,664,000    5.75%, 01/30/07 ...............................       5,665,437
  14,797,000    7.88%, 03/01/07 ...............................      14,857,147
              Lehman Brothers, Inc.
   3,940,000    7.38%, 01/15/07 ...............................       3,942,732
              Merrill Lynch & Co.
     500,000    7.00%, 01/15/07 ...............................         500,235
   3,277,000  Variable Rate, 03/12/07 .........................       3,270,442
   5,000,000    8.00%, 06/01/07 ...............................       5,052,812
              MetLife, Inc.
  10,000,000    5.25%, 01/12/07 ...............................       9,983,958
              Morgan Stanley DW, Inc.
  14,880,000    5.30%, 01/04/07 ...............................      14,873,428
  10,000,000    5.25%, 01/08/07 ...............................       9,989,792
              National City Bank of Indiana
  15,000,000    Variable Rate, 04/04/07 .......................      15,002,067
              National Rural Utilities Cooperative Finance Corp.
   8,350,000    6.50%, 03/01/07, callable .....................       8,365,298
              Nationwide Building Society
  10,710,000    2.63%, 01/30/07(3) ............................      10,686,730
              Royal Bank of Canada
  10,000,000    5.32%, 02/05/07 ...............................       9,949,056
              SouthTrust Bank
  15,300,000  Variable Rate, 03/19/07 .........................      15,304,847
              Stanley Works
  21,600,000    5.31%, 01/02/07 ...............................      21,596,814
              Toyota Motor Credit Corp.
   5,500,000    Variable Rate, 02/01/07 .......................       5,500,117
              United Tech Corp.
  15,000,000    5.28%, 01/04/07 ...............................      14,993,400
              US Bank N.A.,
   6,500,000    2.87%, 02/01/07, callable .....................       6,486,201
              Wells Fargo & Co.
   2,750,000    Variable Rate, 03/23/07 .......................       2,750,973
                                                                 --------------
TOTAL SHORT-TERM CORPORATE NOTES
(COST $293,533,397) -- 46.5% ..................................     293,533,397
                                                                 ==============
MUNICIPAL BONDS -- 5.8%
   7,060,000  Chicago, Illinois Public Building Comm.
                Special Obligation Bonds
                7.00%, 01/01/07 ...............................       7,060,000
  25,000,000  Colorado Springs, Colorado, Utility Revenue Bonds
                Variable Rate, 11/01/27, callable .............      25,000,000
   4,390,000  Wichita, Kansas
                5.75%, 02/08/07 ...............................       4,390,660
                                                                 --------------
TOTAL MUNICIPAL BONDS
(COST $36,450,660) -- 5.8% ....................................      36,450,660
                                                                 ==============

                                                         CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                              3

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

MONEY MARKET FUND - PRIME PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 47.3%
FEDERAL HOME LOAN BANK -- 36.3%
$ 14,000,000  4.80%, 01/02/07 .................................  $   13,998,133
   8,000,000  5.49%, 01/02/07 .................................       8,000,000
  25,000,000  5.13%, 01/10/07 .................................      24,967,937
   5,335,000  5.25%, 02/02/07 .................................       5,335,000
  13,000,000  5.25%, 02/06/07 .................................      13,000,000
  10,000,000  5.00%, 02/09/07 .................................      10,000,000
   2,550,000  Variable Rate, 02/22/07 .........................       2,548,017
   8,200,000  Variable Rate, 02/22/07 .........................       8,194,586
   3,500,000  Variable Rate, 03/14/07 .........................       3,496,996
   5,000,000  Variable Rate, 03/23/07 .........................       4,991,040
   3,530,000  Variable Rate, 03/28/07 .........................       3,526,578
   1,500,000  Variable Rate, 03/28/07 .........................       1,497,717
  13,000,000  Variable Rate, 04/27/07 .........................      12,981,735
   4,500,000  Variable Rate, 05/04/07 .........................       4,487,316
  14,800,000  4.88%, 05/15/07 .................................      14,780,500
  15,000,000  Variable Rate, 05/15/07 .........................      15,000,000
   7,000,000  5.13%, 06/01/07 .................................       7,000,000
   8,000,000  5.50%, 08/15/07, callable .......................       8,000,000
   2,260,000  Variable Rate, 08/28/07 .........................       2,254,199
   7,500,000  Variable Rate, 10/03/07 .........................       7,500,000
  10,000,000  5.22%, 11/14/07, callable .......................      10,000,000
  15,500,000  Variable Rate, 11/15/07 .........................      15,494,240
  20,000,000  5.25%, 11/16/07, callable .......................      20,000,000
   7,000,000  5.20%, 11/21/07, callable .......................       7,000,000
   5,000,000  5.25%, 12/19/07, callable .......................       5,000,000
                                                                 --------------
TOTAL FEDERAL HOME LOAN BANK ..................................     229,053,994
                                                                 --------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 7.2%
  11,000,000  5.12%, 01/09/07 .................................      10,987,485
  10,500,000  Variable Rate, 01/26/07 .........................      10,500,000
   2,000,000  2.75%, 01/30/07, callable .......................       1,996,063
   8,100,000  4.88%, 02/26/07, callable .......................       8,100,000
   1,450,000  3.75%, 03/15/07 .................................       1,445,595
   3,000,000  4.88%, 03/15/07 .................................       2,997,810
   4,550,000  3.00%, 03/28/07, callable .......................       4,525,711
   5,000,000  4.13%, 04/02/07 .................................       4,985,213
                                                                 --------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP. ........................      45,537,877
                                                                 ==============
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.8%
  15,450,000  2.63%, 01/19/07, callable .......................      15,429,898
   8,238,000  5.25%, 04/15/07 .................................       8,236,803
     100,000  4.25%, 09/15/07 .................................          99,260
                                                                 --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ...................      23,765,961
                                                                 ==============
TOTAL U.S. GOVERNMENT AGENCIES
(COST $298,357,832) -- 47.3% ..................................     298,357,832
                                                                 ==============
TOTAL INVESTMENTS
(COST $628,341,889) -- 99.6% ..................................     628,341,889

Other assets less liabilities -- 0.4%                                 2,827,732
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (Equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  631,308,625 shares outstanding) .............................  $  631,169,621
                                                                 ==============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

(3) 144A RESTRICTED SECURITY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
4                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

[GRAPHIC] TAX-FREE MONEY MARKET FUND

OBJECTIVE:

THE UMB SCOUT TAX-FREE MONEY MARKET FUND SEEKS THE HIGHEST LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH QUALITY AND MATURITY STANDARDS.

The UMB Scout Tax-Free Money Market Fund provided returns of 2.87%, 1.34% and 2.12% for the one-, five- and ten-year periods ended December 31, 2006. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND CURRENT 7-DAY YIELD, PLEASE CALL 800.996.2862 OR VISIT UMBSCOUTFUNDS.COM.

The Federal Open Market Committee (Fed) ended its two-year tightening campaign by "pausing" its target for the Federal Funds rate at 5.25%. The Fed maintained its target throughout the second half of 2006. This posture allowed money market investors to collect returns above 4% for the first time in nearly five years.

As it has historically performed, tax-free yields did not rise as dramatically as taxable rates, but are still sufficient to reward investors in the top federal tax brackets. With the upward move, tax-free rates reached levels unseen in more than five years. The Fund continues to focus on high-grade issuers and its posture to maintain maximum liquidity will keep the Fund's average maturity in a moderate range of around 30 days.

Thank you for your continued support of the UMB Scout Funds.

JEANNE K. GIROUX
J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.


FUND DIVERSIFICATION
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

                                   [GRAPHIC]

Demand Notes ..............................................................  87%
Commercial Paper ..........................................................  13%

BASED ON TOTAL INVESTMENTS AS OF DECEMBER 31, 2006. SUBJECT TO CHANGE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. INCOME FROM THE FUND MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX, AS WELL AS STATE AND LOCAL TAXES.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                              5

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
ALABAMA
              County of Jefferson, Alabama
$    250,000    5.00%, 01/01/07 ...............................  $      250,000

ALASKA
              Alaska Housing Finance Corp.
   6,220,000    Variable Rate, 12/01/30 .......................       6,219,999
              Alaska Municipal Bond Bank Authority
     715,000    3.75%, 04/01/07 ...............................         715,416
              Valdez, Alaska, Marine Revenue
   1,500,000    Variable Rate, 10/1/25 ........................       1,500,000
   3,000,000    Variable Rate, 12/01/29 .......................       3,000,000

ARIZONA
              Mesa, Arizona, Municipal Development Corp.,
              Commercial Paper
   1,000,000    3.61%, 01/04/07 ...............................       1,000,000
              Salt River Project Agricultural Improvement &
                Power Dist
   1,000,000    5.00%, 01/01/07 ...............................       1,000,000

    COLORADO
              Lower Colorado River Authority
   2,000,000    6.00%, 05/15/07 ...............................       2,018,049

CONNECTICUT
              Connecticut State Health & Education
     800,000    Variable Rate, 05/15/14 .......................         800,000
   1,500,000    Variable Rate, 02/15/21 .......................       1,500,000
   1,740,000    Variable Rate, 03/01/23 .......................       1,740,000
   2,200,000    Variable Rate, 07/01/29 .......................       2,199,999

DISTRICT OF COLUMBIA
              District Columbia
   2,575,000    6.00%, 6/01/26 ................................       2,651,133

     FLORIDA
              Dade County, Florida, Industrial Development
     600,000    Variable Rate, 06/01/21 .......................         600,000
              Florida, State Dept. Environmental Revenue
   4,700,000    Variable Rate, 07/01/25 .......................       4,700,000

GEORGIA
              Fulton County, Georgia, Housing Authority
                Multifamily Housing
$  1,000,000    Variable Rate, 04/01/30 .......................       1,000,000
              Georgia Municipal Electric Authority,
                Commercial Paper
   1,500,000    3.63%, 01/09/07 ...............................       1,500,000
              Muni Electric Auth GA
   3,600,000    Variable Rate, 01/01/20 .......................       3,600,000
              State of Georgia
     135,000    6.25%, 03/01/07 ...............................         135,590

ILLINOIS
              Chicago, Illinois Park District
   2,000,000    4.50%, 03/15/07 ...............................       2,002,975
              Cook County Community Consolidated School
                Dist. ILL
   1,000,000    3.75%, 12/01/07 ...............................         966,603
              Illinois Housing Development Authority
   5,700,000    Variable Rate, 01/01/08 .......................       5,699,999

INDIANA
              Gary, Indiana, Public Transportation Corp.
     200,000    4.00%, 12/31/06 ...............................         200,000

KANSAS
              Kansas, State Dept. of Transportation, Highway Revenue
   1,845,000    Variable Rate, 03/01/12 .......................       1,845,000
   2,675,000    Variable Rate, 09/01/20 .......................       2,675,000
   2,200,000    Variable Rate, 09/01/20 .......................       2,200,000
              Kansas, Development Finance Authority
     225,000    5.00%, 03/01/07 ...............................         225,531

LOUISIANA
              East Baton Rouge Par, Louisiana
     100,000    Variable Rate, 03/01/22 .......................         100,000

MAINE
              Maine State Certificate Participation
     100,000    2.50%, 03/01/07 ...............................          99,687


--------------------------------------------------------------------------------
6                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
MARYLAND
              Montgomery County, Maryland, Housing Authority
                Multifamily Housing
$    550,000    Variable Rate, 08/01/15 .......................  $      550,000

MASSACHUSETTS
              Commonwealth of Massachusetts
   1,000,000    5.50%, 02/01/07 ...............................       1,001,598
              Massachusetts Bay Transportation Authority
     250,000    2.38%, 09/01/07 ...............................         247,618
              Massachusetts State College Building Authority
     175,000    7.50%, 05/01/07 ...............................         177,165
              Massachusetts State Health & Education
     200,000    Variable Rate, 11/01/26 .......................         200,000
              North Andover
   1,500,000    4.00%, 04/04/07 ...............................       1,501,878

MISSOURI
              Missouri State Health & Educational Facilities
                 Authority
   4,000,000    4.00%, 11/02/07 ...............................       4,016,719
   2,200,000    Variable Rate, 09/01/30 .......................       2,200,000
     500,000    Variable Rate, 09/01/30 .......................         500,000
   4,100,000    Variable Rate, 03/01/40 .......................       4,100,000
              Missouri, State Highways & Transit Commission
   3,295,000    Variable Rate, 05/01/15 .......................       3,295,000

NEBRASKA
              Nebraska Public Power District
   5,400,000    3.55%, 01/03/07 ...............................       5,400,000
     200,000    4.70%, 01/01/07 ...............................         200,000
              Omaha Public Power
   2,900,000    3.49%, 01/04/07 ...............................       2,900,000
              University of Nebraska Facilities Corp.
   1,205,000    3.65%, 07/15/07 ...............................       1,205,000

NEVADA
              City of Las Vegas, Nevada
   4,000,000    Variable Rate, 06/01/36 .......................       4,000,000

NEW JERSEY
              Manasquan Borough, New Jersey
$  1,964,961    4.00%, 02/02/07 ...............................  $    1,965,280
              New Jersey Educational Facilities Authority
   3,000,000    Variable Rate, 07/01/23 .......................       3,000,000

    NEW YORK
              City of New York, New York
   1,100,000    Variable Rate, 08/15/19 .......................       1,100,000
              New York City Municipal Water Finance Authority
   1,900,000    Variable Rate, 06/15/33 .......................       1,900,000
   1,090,000    Variable Rate, 06/15/35 .......................       1,090,000
              New York State Dormitory Authority
     420,000    6.00%, 08/15/07 ...............................         428,552

NORTH CAROLINA
              Mecklenburg County, NC
     800,000    Variable Rate, 02/01/14 .......................         800,000

OHIO
              City of Cleveland, Ohio
     500,000    Variable Rate, 01/01/33 .......................         500,000
              City of Columbus, Ohio
   1,665,000    Variable Rate, 12/01/17 .......................       1,665,000
     600,000    Variable Rate, 06/01/16 .......................         600,000
              Franklin County, Ohio, Revenue
   3,000,000    Variable Rate, 12/01/30 .......................       3,000,000

RHODE ISLAND
              Rhode Island Health & Educational Building Corp.
   4,000,000    Variable Rate, 05/01/35 .......................       4,000,000

SOUTH CAROLINA
              Charleston County School District Development Corp.
   2,500,000    4.00%, 03/01/07 ...............................       2,502,002
              Columbia, South Carolina Water Works &
                Sewer System Revenue Bonds
     100,000    5.50%, 02/01/07 ...............................         100,150

SOUTH DAKOTA
              South Dakota Housing Development
   4,600,000    Variable Rate, 05/01/32 .......................       4,600,000

                                                         CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                              7

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
TENNESSEE
              County of Shelby
$    150,000    5.00%, 04/01/07 ...............................  $      150,517
              Metro Nashville, Tennessee Government
   2,400,000    Variable Rate, 10/01/44 .......................       2,400,000

TEXAS
              City of Dallas, Texas
   1,880,000    5.50%, 02/15/07 ...............................       1,884,507
              Harris County, Texas, Commercial Paper
   2,450,000    3.52%, 02/07/07 ...............................       2,450,000
              Southwest Higher Education Authority
   1,175,000    Variable Rate, 07/01/15 .......................       1,175,000
              Texas Municipal Power, Commercial Paper
   2,000,000    3.56%, 01/09/07 ...............................       2,000,000
              Texas Public Finance Authority, Commercial Paper
   3,000,000    3.52%, 01/05/07 ...............................       3,000,000
              Texas State Turnpike Authority
   1,015,000    5.00%, 06/01/07 ...............................       1,020,785
              University of Texas
   1,000,000    3.56%, 03/06/07 ...............................       1,000,000

UTAH
              Salt Lake City, Utah, Pollution Control
   1,100,000    Variable Rate, 02/01/08 .......................       1,100,000
              Washington County School District St. George
     250,000    3.63%, 03/01/07 ...............................         250,035

VIRGINIA
              Virginia Public Building Authority
   4,000,000    Variable Rate, 08/01/25 .......................       4,000,000

WASHINGTON
              Washington State, Public Power Supply #1
$  1,000,000    Variable Rate, 07/01/17 .......................  $    1,000,000

WISCONSIN
              Eau Claire, Wisconsin
     255,000    4.38%, 04/01/07 ...............................         255,399
              Lake Geneva -- Genoa City Unified High School
                District
   2,000,000    4.00%, 10/15/07 ...............................       2,001,951
              Wisconsin State Government, Commercial Paper
   2,800,000    3.68%, 01/02/07 ...............................       2,799,972
              Wisconsin State Government, Commercial Paper
   1,375,000    3.55%, 1/05/07 ................................       1,375,000

WYOMING
              Kemmerer, Wyoming, Pollution Control
     735,000    Variable Rate, 11/01/14 .......................         735,000
              Lincoln County
     320,000    Variable Rate, 11/01/14 .......................         320,000
     275,000    Variable Rate, 11/01/14 .......................         275,000
                                                                 --------------
TOTAL INVESTMENTS
(COST $140,084,109) -- 99.7% ..................................     140,084,109

Other Assets less Liabilities -- 0.3% .........................         448,640
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  140,614,065 shares outstanding)                                $  140,532,749
                                                                 ==============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
8                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (UNAUDITED)
(IN THOUSANDS EXCEPT PER SHARE DATA)

------------------------------------------------------------------------------------------------------
                                                             MONEY MARKET   MONEY MARKET
                                                                 FUND           FUND         TAX-FREE
                                                                FEDERAL         PRIME      MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO        FUND
------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities at cost ..........................    $  266,819     $  628,342     $  140,084
                                                              ========================================
  Investment securities at value .........................    $  266,819     $  628,342     $  140,084
  Cash ...................................................            --             --            175
  Receivables:
    Interest .............................................         1,694          5,335            723
    Fund shares sold .....................................            --              7             --
  Prepaid and other assets ...............................            14             19             13
                                                              ----------------------------------------
      Total assets .......................................       268,527        633,703        140,995
                                                              ----------------------------------------
LIABILITIES:
  Disbursements in excess of demand deposit money ........           130            101             --
  Payables:
    Fund shares redeemed .................................            --             11              1
    Dividends payable ....................................           917          1,994            354
    Accrued investment advisory fees .....................            77            222             42
    Accrued administration and fund accounting fees ......            64            132             32
    Accrued shareholder servicing fees ...................            10             24             13
    Accrued custody fees .................................             7              6              2
    Accrued registration fees ............................             5             23              3
    Other accrued expenses ...............................            16             20             15
                                                              ----------------------------------------
      Total liabilities ..................................         1,226          2,533            462
                                                              ----------------------------------------
NET ASSETS ...............................................    $  267,301     $  631,170     $  140,533
                                                              ========================================
NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital) ............       267,323        631,281        140,559
  Accumulated undistributed income:
    Net realized gain (loss) on investment and foreign
      currency transactions ..............................           (22)          (111)           (26)
                                                              ========================================
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..............    $  267,301     $  631,170     $  140,533
Capital Shares, $1.00 par value
  Authorized .............................................     Unlimited      Unlimited      Unlimited
                                                              ========================================
  Outstanding ............................................       267,357        631,309        140,615
                                                              ========================================
NET ASSET VALUE PER SHARE ................................    $     1.00     $     1.00     $     1.00
                                                              ========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                              9

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------
                                                             MONEY MARKET   MONEY MARKET
                                                                 FUND            FUND        TAX-FREE
                                                                FEDERAL         PRIME      MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO        FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income ........................................    $    5,991     $   17,265     $    2,222
                                                              ----------------------------------------
      Total investment income ............................         5,991         17,265          2,222
                                                              ----------------------------------------
EXPENSES:
  Investment advisory fees ...............................           349          1,122            188
  Administration and fund accounting fees ................           116            260             63
  Shareholder servicing fees .............................            21             44             17
  Professional fees ......................................             5              9              4
  Federal and state registration fees ....................            15             34             14
  Custody fees ...........................................            15             37             12
  Reports to shareholders ................................            13             33             10
  Insurance fees .........................................             1              3              1
  Directors' fees ........................................             4              9              2
  Other expenses .........................................             6             10              9
                                                              ----------------------------------------
      Total expenses before waiver .......................           545          1,561            320
                                                              ----------------------------------------
  Net expenses ...........................................           545          1,561            320
                                                              ----------------------------------------
  Net investment income (loss) ...........................         5,446         15,704          1,902
                                                              ----------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............................    $    5,446     $   15,704     $    1,902
                                                              ========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
10                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------------------
                                                       MONEY MARKET FUND - FEDERAL PORTFOLIO   MONEY MARKET FUND - PRIME PORTFOLIO
                                                       -------------------------------------   -----------------------------------
                                                        SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                        DECEMBER 31, 2006      YEAR ENDED       DECEMBER 31, 2006     YEAR ENDED
                                                           (UNAUDITED)       JUNE 30, 2006         (UNAUDITED)      JUNE 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss) ........................     $   5,446           $   7,390           $  15,704          $  19,509
                                                            --------------------------------------------------------------------
  Net realized gain (loss) from investment
    and foreign currency transactions .................            --                  (1)                 --                (84)
  Net increase (decrease) in net assets resulting
    from operations ...................................         5,446               7,389              15,704             19,425
                                                            --------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...............................        (5,446)             (7,390)            (15,704)           (19,509)
  Total distributions to shareholders .................        (5,446)             (7,390)            (15,704)           (19,509)
CAPITAL SHARE TRANSACTIONS:
  Shares sold .........................................       225,916             306,957             834,195            714,946
  Shares issued for reinvestment of distributions .....           787               1,121               3,623              4,920
                                                            --------------------------------------------------------------------
                                                              226,703             308,078             837,818            719,866
  Shares redeemed .....................................      (163,940)           (306,425)           (778,184)          (665,522)
                                                            --------------------------------------------------------------------
  Net increase (decrease) from capital share
    transactions ......................................        62,763               1,653              59,634             54,344
                                                            --------------------------------------------------------------------
  Net increase (decrease) in net assets ...............        62,763               1,652              59,634             54,260
NET ASSETS:
  Beginning of period .................................       204,538             202,886             571,536            517,276
                                                            --------------------------------------------------------------------
  End of period .......................................     $ 267,301           $ 204,538           $ 631,170          $ 571,536
                                                            ====================================================================
TRANSACTIONS IN SHARES:
  Shares sold .........................................       225,916             306,957             834,195            714,946
  Shares issued for reinvestment of distributions .....           787               1,121               3,623              4,920
  Shares redeemed .....................................      (163,940)           (306,425)           (778,184)          (665,523)
                                                            --------------------------------------------------------------------
  Net increase (decrease) .............................        62,763               1,653              59,634             54,343
                                                            ====================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             11

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------
                                                                          TAX-FREE MONEY MARKET FUND
                                                                      ----------------------------------
                                                                      SIX MONTHS ENDED
                                                                      DECEMBER 31, 2006      YEAR ENDED
                                                                         (UNAUDITED)       JUNE 30, 2006
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ......................................     $   1,902          $   3,129
                                                                          ----------------------------
  Net increase (decrease) in net assets resulting from operations ...         1,902              3,129

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .............................................        (1,902)            (3,129)
                                                                          ----------------------------
  Total distributions to shareholders ...............................        (1,902)            (3,129)

CAPITAL SHARE TRANSACTIONS:
  Shares sold .......................................................       183,599            341,487
  Shares issued for reinvestment of distributions ...................           131                221
                                                                          ----------------------------
                                                                            183,730            341,708
  Shares redeemed ...................................................      (153,524)          (378,489)
                                                                          ----------------------------
  Net increase (decrease) from capital share transactions ...........        30,206            (36,781)
                                                                          ----------------------------
  Net increase (decrease) in net assets .............................        30,206            (36,781)

NET ASSETS:
  Beginning of period ...............................................       110,327            147,108
                                                                          ----------------------------
  End of period .....................................................     $ 140,533          $ 110,327
                                                                          ============================
TRANSACTIONS IN SHARES:
  Shares sold .......................................................       183,599            341,487
  Shares issued for reinvestment of distributions ...................           131                222
  Shares redeemed ...................................................      (153,524)          (378,489)
                                                                          ----------------------------
  Net increase (decrease) ...........................................        30,206            (36,780)
                                                                          ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
12                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE
OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2006                     FOR THE PERIODS ENDED JUNE 30,
                                               (UNAUDITED)       2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                -----------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income .................         0.02           0.04           0.02           0.01           0.01           0.02
                                                -----------------------------------------------------------------------------------
  Distributions from:
    Net investment income .................        (0.02)         (0.04)         (0.02)         (0.01)         (0.01)         (0.02)
                                                -----------------------------------------------------------------------------------
Net asset value, end of period ............     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                ===================================================================================
Total return ..............................         2.38%(a)       3.62%          1.69%          0.52%          0.92%          1.91%
                                                ===================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ...     $    267       $    205       $    203       $    210       $    334       $    353
Ratio of expenses to average net assets ...         0.47%          0.50%          0.51%          0.51%          0.51%          0.51%
Ratio of net investment income
  to average net assets ...................         4.68%          3.58%          1.65%          0.52%          0.91%          1.91%

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2006                     FOR THE PERIODS ENDED JUNE 30,
                                               (UNAUDITED)       2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                -----------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income .................         0.02           0.04           0.02           0.01           0.01           0.02
                                                -----------------------------------------------------------------------------------
  Distributions from:
    Net investment income .................        (0.02)         (0.04)         (0.02)         (0.01)         (0.01)         (0.02)
                                                -----------------------------------------------------------------------------------
Net asset value, end of period ............     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                ===================================================================================
Total return ..............................         2.42%(a)       3.68%          1.71%          0.54%          0.95%          1.94%
                                                ===================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ...     $    631       $    572       $    517       $    587       $  1,011       $    938
Ratio of expenses to average net assets ...         0.47%          0.50%          0.50%          0.51%          0.50%          0.51%
Ratio of net investment income
  to average net assets ...................         4.76%          3.64%          1.69%          0.54%          0.94%          1.91%

(A) NOT ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             13

FINANCIAL HIGHLIGHTS
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE
OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT TAX-FREE MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2006                     FOR THE PERIODS ENDED JUNE 30,
                                               (UNAUDITED)       2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                -----------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income .................         0.02           0.02           0.01             --           0.01           0.01
                                                -----------------------------------------------------------------------------------
  Distributions from:
    Net investment income .................        (0.02)         (0.02)         (0.01)            --          (0.01)         (0.01)
                                                -----------------------------------------------------------------------------------
Net asset value, end of period ............     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                ===================================================================================
Total return ..............................         1.53%(a)       2.37%          1.25%          0.42%          0.71%          1.23%
                                                ===================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ...     $    141       $    110       $    147       $    146       $    197       $    175
Ratio of expenses to average net assets ...         0.51%          0.53%          0.51%          0.51%          0.51%          0.51%
Ratio of net investment income
  to average net assets ...................         3.03%          2.33%          1.24%          0.42%          0.70%          1.19%

(A) NOT ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
14                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The UMB Scout Money Market Fund - Federal Portfolio (Money Market - Federal Portfolio), UMB Scout Money Market Fund - Prime Portfolio (Money Market - Prime Portfolio) and UMB Scout Tax-Free Money Market Fund (each a "Fund" and collectively the "Funds") are mutual funds offered by UMB Scout Funds, a Delaware statutory trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Funds' investment objectives are as follows:

FUND                                  INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------
Money Market - Federal Portfolio ...  Maximum income consistent with safety of principal and liquidity

Money Market - Prime Portfolio .....  Maximum income consistent with safety of principal and liquidity

Tax-Free Money Market ..............  Highest level of income exempt from federal income tax consistent with quality and maturity standards
-------------------------------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A) SECURITY VALUATIONS -- Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions are reported on the identified cost basis, which is also used for income tax purposes.

B) FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

      As of June 30, 2006, the following Funds had net capital loss carryovers:

                                 MONEY MARKET
                                     FUND         MONEY MARKET        TAX-FREE
                                    FEDERAL           FUND          MONEY MARKET
(IN THOUSANDS)                     PORTFOLIO     PRIME PORTFOLIO        FUND
--------------------------------------------------------------------------------
For losses expiring June 30,
        2010 ...................     $  --            $  --             $  --
        2011 ...................        --                1                26
        2012 ...................        --               --                --
        2013 ...................        --               --                --
        2014 ...................        21              106                --
                                     ----------------------------------------
Total ..........................     $  21            $ 107             $  26
                                     ========================================

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             15

DECEMBER 31, 2006 (UNAUDITED)

      As of June 30, 2006, Money Market Fund - Federal Portfolio and Money Market Fund - Prime Portfolio had (in thousands): $1 and $4, respectively, of post-October losses, which are deferred until July 1, 2006 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

C) DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

E) AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

E) USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

F) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A) INVESTMENT ADVISORY FEES -- The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the "Agreement") with Scout Investment Advisors, Inc. (the "Advisor"). Each of the Funds was subject to the following fees under the Agreement for the period from July 1, 2006 through December 31, 2006:

            Money Market - Federal Portfolio and Tax-Free Money Market -- 0.30% of average daily net assets.

            Money Market - Prime Portfolio -- 0.34% of average daily net assets.

B) ADMINISTRATION AND FUND ACCOUNTING FEES -- The Trust, on behalf of the Funds, entered into an Administration and Fund Accounting Agreement with UMB Fund Services, Inc. ("UMBFS"), an affiliate of the Advisor. Each of the Funds was subject to the following fees under the Administration and Fund Accounting Agreement for the period from July 1, 2006 through December 31, 2006 -- 0.10% of the first $250 million of average daily net assets, 0.075% of the next $250 million of average daily net assets, 0.050% of the next $250 million of average daily net assets and 0.030% of daily net assets over $750 million.


--------------------------------------------------------------------------------
16                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)D
DECEMBER 31, 2005 (UNAUDITED)

C) SHAREHOLDER SERVICING FEES -- UMBFS also serves as the Funds' transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.

D) CUSTODIAN FEES -- UMB Bank, n.a. (the "Bank"), an affiliate of the Advisor, serves as the Funds' custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

E) GENERAL -- Certain of the Officers and Directors of the Trust are Officers and Directors of one or more of the above companies.

3. INVESTMENT TRANSACTIONS

The aggregate amount of security transactions during the six months ended December 31, 2006 were as follows:

                                              OTHER THAN
                                            U.S. GOVERNMENT    U.S. GOVERNMENT
(IN THOUSANDS)                                SECURITIES          SECURITIES
--------------------------------------------------------------------------------
MONEY MARKET FUND - FEDERAL PORTFOLIO:
  Purchases ...............................   $       --          $2,670,941
  Sale/Maturity proceeds ..................   $       --          $2,611,784
MONEY MARKET FUND - PRIME PORTFOLIO:
  Purchases ...............................   $6,178,079          $1,633,943
  Sale/Maturity proceeds ..................   $6,024,462          $1,747,298
TAX-FREE MONEY MARKET FUND:
  Purchases ...............................   $  364,539          $       --
  Sale/Maturity proceeds ..................   $  333,158          $       --

4. FEDERAL TAX INFORMATION

At December 31, 2006, the cost of securities on a tax basis for federal income tax purposes were as follows:

                                          MONEY         MONEY
                                          MARKET        MARKET      TAX-FREE
                                           FUND          FUND        MONEY
                                         FEDERAL        PRIME        MARKET
(IN THOUSANDS)                          PORTFOLIO     PORTFOLIO       FUND
----------------------------------------------------------------------------
Cost of securities on a tax basis ....  $ 266,819     $ 628,342    $ 140,084
                                        ====================================

The tax character of distributions paid during the fiscal years ended June 30, 2006 and 2005 were as follows:

                                                  MONEY MARKET FUND         MONEY MARKET FUND             TAX-FREE
                                                  FEDERAL PORTFOLIO          PRIME PORTFOLIO          MONEY MARKET FUND
                                                -------------------------------------------------------------------------
                                                  YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                 ENDED         ENDED        ENDED        ENDED        ENDED       ENDED
                                                JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
(IN THOUSANDS)                                    2005         2004         2005         2004         2005         2004
-------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income .........................     $  7,390     $  3,655     $ 19,509     $  9,853     $     --     $     --
                                                -------------------------------------------------------------------------
Total taxable distributions ...............        7,390        3,655       19,509        9,853           --           --
  Exempt interest .........................           --           --           --           --        3,129        1,935
                                                -------------------------------------------------------------------------
Total distributions paid ..................     $  7,390     $  3,655     $ 19,509     $  9,853     $  3,129     $  1,935
                                                =========================================================================


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             17

DECEMBER 31, 2006 (UNAUDITED)

As of June 30, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                      MONEY         MONEY
                                     MARKET         MARKET      TAX-FREE
                                      FUND           FUND        MONEY
                                     FEDERAL        PRIME        MARKET
(IN THOUSANDS)                      PORTFOLIO     PORTFOLIO       FUND
------------------------------------------------------------------------
Total accumulated deficit             $ (22)       $ (111)       $ (26)
                                      ================================

5. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority to the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax expense in the Statement of Operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the applications of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.


--------------------------------------------------------------------------------
18                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SHAREHOLDER INFORMATION (UNAUDITED)
DECEMBER 31, 2006

EXPENSE EXAMPLE

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line of the table under each Funds' name entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table under each Funds' name entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                   BEGINNING ACCOUNT   ENDING ACCOUNT   ANNUALIZED   DURING PERIOD
                                                         VALUE              VALUE         EXPENSE       7/1/06 -
FUND                                                     7/1/06           12/31/06         RATIO       12/31/06*
------------------------------------------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
  Actual .........................................     $1,000.00         $1,023.80        0.4686%        $2.39
  Hypothetical ...................................      1,000.00          1,022.64        0.4686%         2.39
UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
  Actual .........................................      1,000.00          1,024.20        0.4731%         2.41
  Hypothetical ...................................      1,000.00          1,022.62        0.4731%         2.41
UMB SCOUT TAX-FREE MONEY MARKET FUND
  Actual .........................................      1,000.00          1,015.30        0.5093%         2.59
  Hypothetical ...................................      1,000.00          1,022.43        0.5093%         2.60

* EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR 184/365 (TO REFLECT THE HALF-YEAR PERIOD).


--------------------------------------------------------------------------------
DECEMBER 31, 2006                                                             19

                      This page left blank intentionally.

                      PROXY VOTING POLICIES AND PROCEDURES

      For a description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at
       www.sec.gov as well as the Funds' website at www.umbscoutfunds.com. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available as of August 31, 2006 without charge, upon request, by calling 800-996-2862 or by accessing the website of the Securities and Exchange Commission.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form
   N-Q. Each Fund's Form N-Q is available on the website of the Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the
    Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE SHAREHOLDERS OF THE UMB SCOUT MONEY MARKET FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET FUND, AND IS NOT
           TO BE CONSTRUED AS AN OFFERING OF THE SHARES OF THE FUNDS.

   NOT AUTHORIZED FOR DISTRIBUTION UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT
                           UMB SCOUT FUNDS PROSPECTUS.

    THE UMB SCOUT FUNDS ARE DISTRIBUTED BY UMB DISTRIBUTION SERVICES, LLC, AN
     AFFILIATE OF UMB FINANCIAL CORPORATION, AND MANAGED BY SCOUT INVESTMENT
                 ADVISORS, INC., A SUBSIDIARY OF UMB BANK, N.A.

INVESTMENT ADVISOR
  Scout Investment Advisors, Inc.
  Kansas City, Missouri

AUDITORS
  BKD, LLP Houston, Texas

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  Philadelphia, Pennsylvania

CUSTODIAN
  UMB Bank, n.a.
  Kansas City, Missouri

DISTRIBUTOR
  UMB Distribution Services, LLC
  Milwaukee, Wisconsin

TRANSFER AGENT
  UMB Fund Services, Inc.
  Milwaukee, Wisconsin



               [LOGO]
          UMB | SCOUT FUNDS
            P.O. Box 1241
      Milwaukee, WI 53201-1241

       TOLL FREE 800-996-2862

        www.umbscoutfunds.com

"UMB," "Scout" and the Scout design -
      Reg. U.S. Pat & Tr. Off.

ITEM 2. CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable to semi-annual reports.

(b) Certifications required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Funds

/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
February 21, 2007 (date of DCCM)


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
February 21, 2007

/s/ C. Warren Green
------------------------------
C. Warren Green
Principal Financial Officer
February 21, 2007